Registration No. 333-31533
                                                      File No. 811-08297

                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549
                                     FORM N-1A




REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / X /
      PRE-EFFECTIVE AMENDMENT NO.                                 /   /
      POST-EFFECTIVE AMENDMENT NO.  1                              / X /
                                   ---


                                      and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   / X /
      AMENDMENT NO. 3                                                    / X /




                              OPPENHEIMER MIDCAP FUND
-----------------------------------------------------------------------
                (Exact Name of Registrant as Specified in Charter)

               Two World Trade Center, New York, New York 10048-0203
-----------------------------------------------------------------------
                     (Address of Principal Executive Offices)

                                   212-323-0200
-----------------------------------------------------------------------
                          (Registrant's Telephone Number)

                              ANDREW J. DONOHUE, ESQ.
                              OppenheimerFunds, Inc.
               Two World Trade Center, New York, New York 10048-0203
-----------------------------------------------------------------------
                      (Name and Address of Agent for Service)





It is proposed that this filing will become  effective:
/ / Immediately upon filing  pursuant  to  paragraph (b)
/ X / On May 15,  1998,  pursuant  to  paragraph (b)
/ / 60 days after filing,  pursuant to paragraph (a)(1)
/ /   On  _______,  pursuant  to  paragraph  (a)(1)
/ / 75 days  after  filing, pursuant to paragraph (a)(2)
/ / On _______, pursuant to paragraph (a)(2) of Rule 485.

                                     FORM N-1A

                              OPPENHEIMER MIDCAP FUND


                               Cross Reference Sheet

Part A of
Form N-1A
Item No.        Prospectus Heading

1    Cover Page

2   Expenses; A Brief Overview of the Fund
3   Financial Highlights; Performance of the Fund
4   Front Cover Page; Investment Objective and Policies
5   Expenses; How the Fund is Managed - Organization and History;
    Back Cover
5A          *
6  Dividends,   Capital   Gains   and   Taxes;  How  the Fund   is   Managed -
   Organization and History; The Transfer Agent
7  How  to  Exchange  Shares;   Special  Investor  Services; Service  Plan  for
   Class A shares; Distribution and Service Plans for Class B and Class C Shares; How to Buy Shares; How to Sell Shares; Shareholder Account Rules and Policies
8  How to Sell  Shares;  How to  Exchange  Shares;  Special  Investor
   Services
9 *

Part B of
Form N-1A
Item No.        Heading in Statement of Additional Information or Prospectus

10          Cover Page
11          Cover Page
12          *
13          Investment Objective and Policies; Other Investment
            Techniques and Strategies; Additional Investment Restrictions
14          How the Fund is Managed -- Trustees and Officers of the Fund
15          How the Fund is Managed -- Major Shareholders
16          How  the  Fund  is  Managed;   Additional  Information  about  the
            Fund; Distribution and Service Plans; Back Cover
17          How the Fund is Managed
18          Additional Information about the Fund
19          About  Your  Account  -- How to Buy  Shares,  How to Sell  Shares,
            How to Exchange Shares
20          Dividends, Capital Gains and Taxes
21          How  the  Fund  is  Managed;   Additional  Information  about  the
            Fund - The Distributor; Distribution and Service Plans

22          Performance of the Fund
23          Financial Statements



----------------
*Not applicable or negative answer.


745n1a.3



OPPENHEIMER
MidCap Fund


Prospectus dated May 15, 1998


Oppenheimer MidCap Fund is a mutual fund that seeks capital appreciation as its investment objective. Current income is not an objective. The Fund seeks its investment objective by emphasizing investment in equity securities of companies with medium market capitalizations that are believed to have favorable growth prospects. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of "growth-type" companies with a market capitalization between $1 billion and $5 billion at the time of purchase. The Fund may use hedging instruments and derivative investments to seek to reduce the risks of market fluctuations that affect the value of the securities the Fund holds. Temporary defensive investment methods may be stressed under certain circumstances.

Some of the Fund's investment techniques may be considered speculative. These techniques may increase the risks of investing in the Fund and may also increase the Fund's operating costs. Please refer to "Investment Objective and Policies" for more information about the types of securities the Fund invests in and refer to "Investment Risks" for a discussion of the risks of investing in the Fund.


      This Prospectus explains concisely what you should know before investing in the Fund. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about the Fund in the May 15, 1998 Statement of Additional Information. For a free copy, call OppenheimerFunds Services, the Fund's Transfer Agent, at 1-800-525-7048, or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).


                                                       (OppenheimerFunds logo)


Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the F.D.I.C. or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents

            ABOUT THE FUND


            Expenses
            A Brief Overview of the Fund
            Financial Highlights
            Investment Objective and Policies
            Investment Risks
            Investment Techniques and Strategies
            How the Fund is Managed
            Performance of the Fund


            ABOUT YOUR ACCOUNT

            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class Y Shares
            Special Investor Services
            AccountLink
            Automatic Withdrawal and Exchange Plans
            Reinvestment Privilege
            Retirement Plans
            How to Sell Shares
            By Mail
            By Telephone
            How to Exchange Shares
            Shareholder Account Rules and Policies
            Dividends, Capital Gains and Taxes
A-1         Appendix A: Special Sales Charge Arrangements

ABOUT THE FUND

Expenses

The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services, and those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account charges. The following tables are provided to help you understand your direct expenses of investing in the Fund and your share of the Fund's business operating expenses that you will expect to bear indirectly.

     o Shareholder Transaction Expenses are charges you pay when you buy or sell shares of the Fund. Please refer to "About Your Account" starting on page __ for an explanation of how and when these charges apply.

Shareholder Transaction Expenses

                                     Class A      Class B             Class C       Class Y
                                     Shares       Shares              Shares        Shares

Maximum Sales Charge on Purchases    5.75%        None                None          None
(as a % of offering price)

Maximum Deferred Sales Charge        None(1)      5% in the first     1% if shares  None
(as a  % of the lower of the original             year, declining     are redeemed
offering price or redemption proceeds)            to 1% in the        within 12
                                                  sixth year and      months of
                                                  eliminated          purchase(2)
                                                  thereafter(2)

Maximum Sales Charge on Reinvested   None         None               None          None
Dividends

Exchange Fee                         None         None                None          None

Redemption Fee                       None         None                None          None

(1)If you invest $1 million or more ($500,000 or more for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on page __) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 12 calendar months (18 calendar months if you purchased Fund shares by exchanging shares of other Oppenheimer funds that were purchased prior to May 1, 1997) from the end of the calendar month during which you purchased those shares. See "How to Buy Shares Buying Class A Shares" below.
(2)See  "How to Buy  Shares-  Buying  Class B Shares"  and "How to Buy  Shares -
Buying Class C Shares," below for more information on the contingent deferred sales charge.

o Annual Fund Operating Expenses are paid out of the Fund's assets and represent the Fund's expenses in operating its business. For example, the Fund pays management fees to its investment adviser, OppenheimerFunds, Inc. (which is referred to in this Prospectus as the "Manager"). The rates of the Manager's fees are set forth in "How the Fund is Managed," below. The Fund has other regular expenses for services, such as transfer agent fees, custodial fees paid to the bank that holds its portfolio securities, audit fees and legal expenses.


                         Annual Fund Operating Expenses
                    (as a Percentage of Average Net Assets)

                                Class A     Class B     Class C     Class Y
                                Shares      Shares      Shares      Shares


Management Fees                   .75%         .75%       .75%       .75%

12b-1 Plan Fees                   .25%        1.00%      1.00%       None

Other Expenses                    .50%         .50%       .50%       .50%


Total Fund
 Operating Expenses              1.50%        2.25%      2.25%      1.25%



      The 12b-1 Plan Fees for Class A shares are service fees. The maximum fee is 0.25% of average net assets of that class. For Class B and Class C shares, the 12b-1 Distribution Plan Fees are service fees (the maximum fee is 0.25% of average net assets of the respective class) and the asset-based sales charge of 0.75%. Because the Fund is a new fund and has a limited operating history, the rates for the management fee and the 12b-1 fees are the maximum rates that can be charged, and "Other Expenses" in the table above are estimated based on the Manager's projections of those expenses in the Fund's first year of operations. These plans are described in greater detail in "How to Buy Shares."


      The actual expenses for each class of shares in the Fund's current fiscal year and in future years may be more or less than the numbers in the table, depending on a number of factors, including changes in the actual value of the Fund's assets represented by each class of shares.


      o Examples. To try to show the effect of these expenses on an investment over time, we have created the hypothetical examples shown below. Assume that you make a $1,000 investment in each class of shares of the Fund, that the Fund's annual return is
5%,
and that its operating expenses for each class are the ones shown in the Annual Fund Operating Expenses table above. If you were to redeem your shares at the end of each period shown below, your investment would incur the following expenses by the end of 1 and 3 years:
                               1 year       3 years

Class A Shares                 $72          $102

Class B Shares                 $73          $100


Class C Shares                 $33          $ 70

Class Y Shares                 $13          $ 40


      If you did not redeem your investment, it would incur the following expenses:

                               1 year       3 years

Class A Shares                 $72          $102


Class B Shares                 $23          $ 70

Class C Shares                 $23          $ 70

Class Y Shares                 $13          $ 40



In the first example, expenses include the Class A initial sales charge and the applicable Class B or Class C contingent deferred sales charge. In the second example, Class A expenses include the initial sales charge, but Class B and Class C expenses do not include contingent deferred sales charges. Because of the effect of the asset-based sales charge and the contingent deferred sales charge imposed on Class B and Class C shares, long-term holders of Class B and Class C shares could pay the economic equivalent of more than the maximum front-end sales charge allowed under applicable regulations. For Class B shareholders, the automatic conversion of Class B shares to Class A shares is designed to minimize the likelihood that this will occur. Please refer to "How to Buy Shares - Buying Class B Shares" for more information.

      These examples show the effect of expenses on an investment, but are not meant to state or predict actual or expected costs or investment returns of the Fund, all of which may be more or less than those shown.

A Brief Overview of the Fund

Some of the important facts about the Fund are summarized below, with references to the section of this Prospectus where more complete information can be found. You should carefully read the entire Prospectus before making a decision about investing in the Fund. Keep the Prospectus for reference after you invest, particularly for information about your account, such as how to sell or exchange shares.

      o   What   Is   The   Fund's    Investment    Objective?    The   Fund's
investment objective is to seek capital appreciation.

      o What Does The Fund Invest In? The Fund seeks its investment objective by emphasizing investment in equity securities of companies with medium market capitalizations that are believed to have favorable growth prospects. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of "growth-type" companies with a market capitalization between $1 billion and $5 billion at the time of purchase. The Fund may use hedging instruments and derivative investments to seek to reduce the risks of market fluctuations that affect the value of the securities the Fund holds. Temporary defensive investment methods may be stressed under certain circumstances. These investments and investment methods are more fully explained in "Investment Objective and Policies" starting on page __.


      o Who Manages The Fund? The Manager is OppenheimerFunds, Inc., which (including subsidiaries) manages investment companies having over $85 billion in assets as of March 31, 1998. The Manager is paid an advisory fee by the Fund, based on its net assets. The Fund has a portfolio manager, Mr. Bruce Bartlett, who is employed by the Manager and is primarily responsible for the selection of the Fund's securities. The Fund's Board of Trustees, elected by shareholders, oversees the investment adviser and the portfolio manager. Please refer to "How the Fund is Managed," starting on page __ for more information about the Manager and its fees.

      o How Risky is The Fund? All investments carry risks to some degree. It is important to remember that the Fund is designed for long-term investors. The Fund's investments in stocks are subject to changes in their value from a number of factors such as changes in general stock market movements or changes in value of particular stocks from an event affecting the issuer. The Fund emphasizes investment in medium market capitalization companies, which investments are generally more volatile and may involve greater risks than investments in larger capitalized companies. The Fund's investments in foreign securities are subject to additional risks associated with investing abroad, such as the effect of currency rate changes on stock values. These changes affect the value of the Fund's investments and its share prices for each class of its shares. The Fund's ability to borrow for investment purposes is a speculative investment technique known as "leveraging". Hedging instruments and derivative investments involve certain risks, as discussed below.


The Fund may be viewed as an aggressive growth fund, and is generally expected to be more volatile than the other stock funds, the income and growth funds and the more conservative income funds in the Oppenheimer funds spectrum. While the Manager tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased for the portfolio, and in some cases by using hedging techniques, there is no guarantee of success in achieving the Fund's objective and your shares may be worth more or less than their original cost when you redeem them. Please refer to "Investment Risks" starting on page __ for a more complete discussion of the Fund's investment risks.

      o How Can I Buy Shares? You can buy shares through your dealer or financial institution, or you can purchase shares directly through the Distributor by completing an Application or by using an Automatic Investment Plan under AccountLink. Please refer to "How to Buy Shares" on page __ for more details.

      o Will I Pay a Sales Charge to Buy Shares? The Fund has four classes of shares. Each class of shares has the same investment portfolio but different expenses. Class A shares are offered with a front-end sales charge, starting at 5.75% and reduced for larger purchases. Class B shares and Class C shares are offered without a front-end sales charge, but may be subject to a contingent deferred sales charge if redeemed within 6 years or 12 months, respectively, of purchase. There is also an annual asset-based sales charge on Class B shares and Class C shares. Class Y shares are offered at net asset value without sales charge only to certain institutional investors. Please review "How to Buy Shares" starting on page __ for more details, including a discussion about factors you and your financial advisor should consider in determining which class of shares may be appropriate for you.

      o How Can I Sell My Shares? Shares can be redeemed by mail or by telephone call to the Transfer Agent on any business day, or through your dealer. Please refer to "How to Sell Shares" on page __. The Fund also offers exchange privileges to other Oppenheimer funds, described in "How to Exchange Shares" on page __.

      o How Has the Fund Performed? The Fund measures its performance by quoting its average annual total returns and cumulative total returns which measure historical performance. Those returns can be compared to the returns (over similar periods) of other funds. Of course, other funds may have different objectives, investments and levels of risk.

Financial Highlights (Unaudited)

The table on the following page presents unaudited selected financial information about the Fund, including per share data, expense ratios and other data for the period from December 1, 1997 (commencement of investment operations) through February 28, 1998 (the end of the Fund's initial semi-annual period; the Fund's fiscal year end has since changed to October 31st). The Fund's unaudited Report as of February 28, 1998 appears in the Statement of Additional Information.

FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                  CLASS A                CLASS B                 CLASS C                CLASS Y
                                                  ------------           ------------            -------------          ------------
                                                  PERIOD ENDED           PERIOD ENDED            PERIOD ENDED           PERIOD ENDED
                                                  FEBRUARY 28,           FEBRUARY 28,            FEBRUARY 28,           FEBRUARY 28,
                                                  1998(1)                1998(1)                 1998(1)                1998(1)
====================================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period               $10.00                 $10.00                  $10.00                 $10.00
--------------------------------------------------------------------------------------------------------------------------------

Income (loss) from investment operations:
Net investment loss                                  (.01)                  (.02)                   (.02)                    --
Net realized and unrealized gain                     1.82                   1.80                    1.81                   1.82
                                                   ------                 ------                  ------                 ------
Total income from investment
operations                                           1.81                   1.78                    1.79                   1.82
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $11.81                 $11.78                  $11.79                 $11.82
                                                   ======                 ======                  ======                 ======

====================================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                 13.89%                 13.60%                  13.69%                 13.98%

====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)           $2,784                   $997                    $524                     $1
------------------------------------------------------------------------------------------------------------------------------------

Average net assets (in thousands)                  $1,847                   $725                    $337                     $1
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                               (0.46)%                (1.10)%                 (1.30)%                (0.23)%
Expenses                                             1.49%                  2.24%                   2.25%                  1.26%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                           76.9%                  76.9%                   76.9%                  76.9%
Average brokerage commission rate(5)              $0.0600                $0.0600                 $0.0600                $0.0600

1. For the period from December 1, 1997 (commencement of operations) to February 28, 1998.
2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3.  Annualized.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 28, 1998 were $5,572,951 and $2,223,720, respectively.
5. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

Investment Objective and Policies

Objective.    The    Fund    invests    its    assets    to    seek    capital
appreciation for shareholders. The Fund does not invest to seek current income to pay shareholders.

Investment Policies and Strategies. The Fund seeks its investment objective by emphasizing investment in equity securities, such as common and preferred stock and securities having investment characteristics of equity securities (for example, securities convertible into common stock), of companies with medium market capitalizations, as described below, that are believed to have favorable growth prospects.

     Under normal market conditions, as a matter of non-fundamental policy, the Fund will invest at least 65% of its total assets in equity securities of "growth-type" companies with a market capitalization between $1 billion and $5 billion ("mid-cap" companies) at the time of purchase. Market capitalization is generally defined as the value of a company as determined by the total current market value of its issued and outstanding common stock. The balance of the Fund's assets may be invested in other market capitalizations and security types. As a temporary defensive measure, the Fund can hold cash and invest all or a portion of its assets in money market instruments.

      In selecting investments for the Fund, the Manager will emphasize mid-cap companies that it believes will have the potential to achieve long-term earnings growth rates in excess of the growth of earnings of other companies. Growth companies tend to be companies whose goods or services have relatively favorable long-term prospects for increasing demand, or ones which develop new products, services or markets. They may also include companies in the natural resources fields or those developing commercial applications for new scientific knowledge having a potential for technological innovation, such as computer software, telecommunications equipment and services, biotechnology, and new consumer products. The Fund may also invest from time to time in cyclical industries such as insurance and forest products, when the Manager believes that they present opportunities for capital appreciation.

     While mid-cap growth companies may offer greater opportunities for capital appreciation than larger, more established companies, they may also present greater risks. The Fund is designed for investors who are willing to accept greater risks of loss in the hopes of greater gains, and is not intended for those who seek assured income and conservation of capital. Certain risks of investing in the Fund are described below.

     o Can the Fund's Investment Objective and Policies Change? The Fund has an investment objective, described above, as well as investment policies it follows to try to achieve its objective. Additionally, the Fund uses certain investment techniques and strategies in carrying out those policies. The Fund's investment policies and practices are not "fundamental" unless this Prospectus or the Statement of Additional Information states that a particular policy is "fundamental". The Fund's investment objective is a fundamental policy.

      Fundamental policies are those that cannot be changed without the approval of a "majority" of the Fund's outstanding voting shares. The term "majority" is defined in the Investment Company Act of 1940 to be a particular percentage of outstanding voting shares (and this term is explained in the Statement of
Additional Information). The Fund's Board of Trustees may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.

      o Portfolio Turnover. A change in the securities held by the Fund is known as "portfolio turnover". The Fund may engage in short-term trading to try to achieve its objective. As a result, the Fund's annual portfolio turnover rate may be expected to exceed 100% in any given year.

      High turnover and short-term trading may cause the Fund to have relatively larger commission expenses and transaction costs than funds that do not engage in short-term trading, and result in the Fund's realization of capital gains or losses for tax purposes.


Investment Risks

All investments carry risks to some degree, whether they are risks that market prices of the investment will fluctuate (this is known as "market risk") or that the underlying issuer will experience financial difficulties and may default on its obligations under a fixed-income investment to pay interest and repay principal (this is referred to as "credit risk"). These general investment risks, and the special risks of certain types of investments that the Fund may hold, are described below. They affect the value of the Fund's investments, its investment performance, and the prices of its shares. These risks collectively form the risk profile of the Fund.

      Because of the types of securities the Fund invests in and the investment techniques the Fund uses, the Fund is designed for investors who are investing for the long term. It is not intended for investors seeking assured income or preservation of capital. While the Manager tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased, and in some cases by using hedging techniques, changes in overall market prices can occur at any time, and there is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them.

      o Stock Investment Risks. Because the Fund normally invests most of its assets in stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. At times, the stock markets can be volatile, and stock prices can change substantially. This market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time. Other factors can affect a particular stock's prices (for example, poor earnings reports by an issuer, loss of major customers, major litigation against an issuer and changes in government regulations affecting an industry). Not all of these factors can be predicted. The Fund attempts to limit market risks by diversifying its investments, that is, by not holding a substantial amount of the stock of any one company, and by not investing too great a percentage of the Fund's assets in any one company.

      o Mid-Cap Stocks. While mid-cap company securities may offer greater capital appreciation potential than investments in large capitalization company securities due to their higher growth rates, they may also present greater risks. Mid-cap company securities tend to be more sensitive to changes in earnings expectations and have lower trading volumes than large capitalization company securities; as a result, they may experience more abrupt and erratic price movements. Further, since mid-cap companies usually reinvest a high portion of earnings in their own businesses, they may lack the dividend yield associated with value stocks that can cushion total return in a declining market.

      o Foreign Securities Have Special Risks. The Fund limits its investments in foreign securities to no more than 10% of its total assets. While foreign securities offer special investment opportunities, there are also special risks. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental, economic or monetary policy in the U.S. or abroad, or other political and economic factors. More information about the risks and potential rewards of investing in foreign securities is contained in the Statement of Additional Information.

      o Borrowing for Leverage. The Fund may borrow up to 10% of the value of its net assets from banks on an unsecured basis to buy portfolio securities. The foregoing percentage limit is a fundamental policy. This investing technique is a speculative investment method known as "leverage" and may subject the Fund to greater risks and costs than funds that do not borrow. The Fund can borrow only if it maintains a 300% ratio of net assets to borrowing at all times in the manner set forth in the Investment Company Act. More detail is provided in "Borrowing for Leverage" in the Statement of Additional Information.

      o Special Risks of Hedging Instruments. The Fund can invest in certain hedging instruments, as described below. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because the market for the future or option was illiquid.

      Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. If a covered call written by the Fund is exercised on a security that has increased in value, the Fund will be required to sell the security at the call price and will not be able to realize any profit if the security has increased in value above the call price. In writing puts, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price. The use of forward contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. These risks are described in greater detail in the Statement of Additional Information.

     o Special Risks of Derivative Investments. The Fund can invest in a number of different kinds of derivative investments, as described below. There are special risks in investing in derivative investments. The company issuing the instrument may fail to pay the amount due on the maturity of the instrument. Also, the underlying investment or security on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to perform. The performance of derivative investments may also be influenced by interest rate and stock market changes in the U.S. and abroad. All of this can mean that the Fund may realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may trade in the over-the-counter market and may be illiquid. Please refer to "Illiquid and Restricted Securities" for an explanation.


      |X| Year 2000 Risks. Because many computer software systems in use today cannot distinguish the year 2000 from the year 1900, the markets for securities in which the Fund invests could be detrimentally affected by computer failures beginning January 1, 2000. Failures of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and other investors. Data processing errors by corporate and government issuers of securities could result in production problems and economic uncertainties, and those issuers may incur substantial costs in attempting to prevent or fix such errors, all of which could have a negative effect on the Fund's investments and returns.


Investment Techniques and Strategies

The Fund may also use the investment techniques and strategies described below, which involve certain risks. The Statement of Additional Information contains more information about these practices, including limitations on their use that are designed to reduce some of the risks.

      o Investing In Small, Unseasoned Companies. The Fund may invest in securities of small, unseasoned companies. These are companies that, together with the operations of predecessors, have been in operation for less than three years. Securities of these companies may have limited liquidity (which means that the Fund may have difficulty selling them at an acceptable price when it wants to) and the prices of these securities may be volatile.

     o Investing In Foreign Securities. The Fund may purchase equity securities issued or guaranteed by foreign companies or foreign governments or their agencies. The Fund limits its investments in foreign securities to no more than 10% of its total assets. The Fund may buy securities in any country, developed or underdeveloped. Investments in securities of issuers in underdeveloped countries generally involve more risk and may be considered highly speculative.

      o Temporary Defensive Measures. As a temporary defensive measure, when market conditions are unstable or in other unusual business circumstances, the Fund can hold cash and invest without limit in money market instruments. The Fund will invest in high quality, short-term money market instruments such as U.S. Treasury and agency obligations; commercial paper (short-term, unsecured, negotiable promissory notes of a domestic or foreign company); short-term debt obligations of corporate issuers; and certificates of deposit and bankers' acceptances (time drafts drawn on commercial banks usually in connection with international transactions) of domestic or foreign banks and savings and loan associations.

      o Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or that cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Illiquid securities include repurchase agreements maturing in more than seven days, certain futures or certain participation interests other than those with puts exercisable within seven days. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.


      The 15% restriction does not limit purchases of restricted securities that are eligible for sale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, provided that those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security (for example, if qualified institutional buyers become, for a time, uninterested in purchasing the security), the Fund's holding of that security may be deemed to be illiquid and the level of Fund illiquidity could increase.


     o Loans of Portfolio Securities. To raise cash for liquidity purposes, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions. The Fund must receive collateral for a loan. These loans are limited to not more than 25% of the value of the Fund's total assets and are subject to the conditions described in the Statement of Additional Information. The Fund presently does not intend to engage in loans of portfolio securities that will exceed 5% of the value of the Fund's net assets in the coming year.

      o Repurchase Agreements. To maintain liquidity to meet shareholder redemption requests or to settle portfolio trades, the Fund may enter into repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date.

      Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Fund will not enter into a repurchase agreement that causes more than 15% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less.

      o Investment in Other Investment Companies. The Fund generally may invest up to 10% of its total assets in the aggregate in shares of other investment companies and up to 5% of its total assets in any one investment company, as long as each investment does not represent more than 3% of the outstanding voting securities of the acquired investment company. These limitations do not apply in the case of investment company securities which may be purchased as part of a plan of merger, consolidation, reorganization or acquisition. Investment in other investment companies may involve the payment of substantial premiums above the value of such investment companies' portfolio securities, and is subject to limitations under the Investment Company Act and market availability. The Fund does not intend to invest in such investment companies unless, in the judgment of the Manager, the potential benefits of such investment justify the payment of any applicable premiums or sales charge. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses.

      o Warrants and Rights. Warrants basically are options to purchase stock at set prices that are valid for a limited period of time. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. The Fund may invest up to 5% of its net assets in warrants or rights. That 5% limitation does not apply to warrants the Fund has acquired as part of units with other securities or that are attached to securities. For further details, see "Warrants and Rights" in the Statement of Additional Information.

      o Convertible Securities. Although most of the Fund's investments will be in stocks, the Fund may invest in convertible securities. Convertible securities are bonds, preferred stocks and other securities that normally pay a fixed rate of interest or dividends and give the owner the option to convert the security into common stock. While the value of convertible securities depends in part on interest rate changes and the credit quality of the issuer, the price will also change based on the price of the underlying stock. Although convertible securities generally have less potential for gain than common stock, their income provides a cushion against stock price declines. The Manager generally analyzes these investments from the perspective of the growth potential of the underlying stock and treats them as "equity substitutes." The Fund will not invest more than 5% of its net assets in convertible debt securities that are rated below "investment grade" by Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff & Phelps, Inc. or another nationally recognized statistical rating organization; such securities often have speculative characteristics and special risks that make them riskier investments than investment grade securities.


      o Hedging. As described below, the Fund may purchase and sell certain kinds of futures contracts, put and call options and forward contracts. These are all referred to as "hedging instruments". The Fund does not use hedging instruments for speculative purposes, and has limits on their use, described below. The types of hedging instruments the Fund may use are described in greater detail in "Other Investment Techniques and Strategies" in the Statement of Additional Information.


     The Fund may buy and sell options, and futures and forward contracts for a number of purposes. It may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. Some of these strategies, such as selling futures, buying puts and writing covered calls, hedge the Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, tend to increase the Fund's exposure to the securities market. Forward contracts are used to try to manage foreign currency risks on the Fund's foreign investments. Foreign currency options are used to try to protect against declines in the dollar value of foreign securities the Fund owns, or to protect against an increase in the dollar cost of buying foreign securities. Writing covered call options may also provide income to the Fund for liquidity purposes.

      o Futures. The Fund may buy and sell futures contracts that relate to (l) stock indices (these are referred to as Stock Index Futures),(2) foreign currencies (these are called Forward Contracts and are discussed below) and (3) commodities (these are referred to as commodity futures).

     o Put and Call Options. The Fund may buy and sell exchange- traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described in "Futures," above. A call or put may be purchased only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

      If the Fund sells (that is, writes) a call option, it must be "covered." That means the Fund must own the security subject to the call while the call is outstanding, or, for other types of written calls, the Fund must segregate liquid assets to enable it to satisfy its obligations if the call is exercised. Up to 25% of the Fund's total assets may be subject to such calls.

      The Fund may buy puts whether or not it holds the underlying investment in the portfolio. If the Fund writes a put, the put must be covered by segregated liquid assets. The Fund will not write puts if more than 50% of the Fund's net assets would have to be segregated to cover put options.

     o Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to try to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and foreign currency. The Fund limits its net exposure under forward contracts in a particular foreign currency to the amount of its assets denominated in that currency or denominated in a closely-correlated currency.

     o Derivative Investments. In general, a "derivative investment" is a specially designed investment. Its performance is linked to the performance of another investment or security, such as an option, future, index, currency or commodity. The Fund can invest in a number of different kinds of "derivative investments" generally for hedging purposes. In the broadest sense, exchange-traded options and futures contracts (discussed in "Hedging,"

above) may be considered "derivative investments".



Other   Investment    Restrictions.    The   Fund   has   certain   investment
restrictions that are fundamental policies. Under these restrictions, the Fund cannot do any of the following:

      o buy securities issued or guaranteed by any one issuer (except the U.S. Government or any of its agencies or instrumentalities) if, with respect to 75% of its total assets, more than 5% of the Fund's total assets would be invested in securities of that issuer, or the Fund would then own more than 10% of that issuer's voting securities.

      o concentrate investments in any particular industry; therefore the Fund will not purchase the securities of companies in any one industry if, thereafter, 25% or more of the value of the Fund's total assets would consist of securities of companies in that industry.

      Unless the Prospectus states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment, and the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Other investment restrictions are listed in "Investment Restrictions" in the Statement of Additional Information.

How the Fund is Managed

Organization and History. The Fund was organized in June 1997 as a Massachusetts business trust. The Fund is an open-end, diversified management investment company, with an unlimited number of authorized shares of beneficial interest.

      The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. "Trustees and Officers of the Fund" in the Statement of Additional Information names the Trustees and officers of the Fund and provides more information about them. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

     The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has four classes of shares, Class A, Class B, Class C and Class Y. All classes invest in the same investment portfolio. Only certain institutional investors may elect to purchase Class Y shares. Each class has its own dividends and distributions and pays certain expenses which may be different for the different classes. Each class may have a different net asset value. Each share has one vote at shareholder meetings, with fractional shares voting proportionally. Only shares of a particular class vote as a class on matters that affect that class alone. Shares are freely transferrable.


The Manager and Its Affiliates. The Fund is managed by the Manager, OppenheimerFunds, Inc., which is responsible for selecting the Fund's investments and handling its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement which states the Manager's responsibilities. The Investment Advisory Agreement sets forth the fees paid by the Fund to the Manager, and describes the expenses that the Fund is responsible for paying to conduct its business.

      The Manager has operated as an investment adviser since 1959. The Manager (including subsidiaries) currently manages assets of more than $85 billion as of March 31, 1998, including investment companies with more than 4 million shareholder accounts. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

      The management services provided to the Fund by the Manager, and the services provided by the Distributor and the Transfer Agent to shareholders, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. That failure could have a negative impact on handling securities trades, pricing and account services. The Manager, the Distributor and Transfer Agent have been actively working on necessary changes to their computer systems to deal with the year 2000 and expect that their systems will be adapted in time for that event, although there cannot be assurance of success. Additionally, because the services they provide depend on the interaction of their computer systems with the computer systems of brokers, information services and other parties, any failure on the part of the computer systems of those third parties to deal with the year 2000 may also have a negative effect on the services provided to the Fund.

     o Portfolio Manager. The Portfolio Manager of the Fund is Bruce Bartlett. He became the person principally responsible for the day-to-day management of the Fund's portfolio on April 1, 1998. Mr. Bartlett is a Vice President of the Manager and has served as an officer of other Oppenheimer funds since April 1995. In his most recent previous position, Mr. Bartlett was a Vice President and Senior Portfolio Manager at First of America Investment Corp.


      o Fees and Expenses. Under the Investment Advisory Agreement, the Fund pays the Manager the following annual fees, which decline on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets; 0.72% of the next $200 million; 0.69% of the next $200 million; 0.66% of the next $200 million; and 0.60% of average annual net assets over $800 million.

      The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment. More information about the Investment Advisory Agreement and the other expenses paid by the Fund is contained in the Statement of Additional Information.

      There is also information about the Fund's brokerage policies and practices in "Brokerage Policies of the Fund" in the Statement of Additional Information. That section discusses how brokers and dealers are selected for the Fund's portfolio transactions. When deciding which brokers to use, the Manager is permitted by the Investment Advisory Agreement to consider whether brokers have sold shares of the Fund or any other funds for which the Manager serves as investment adviser.

      o The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes the shares of the other "Oppenheimer funds" managed by the Manager and is sub-distributor for funds managed by a subsidiary of the Manager.

      o The Transfer Agent. The Fund's Transfer Agent is OppenheimerFunds Services, a division of the Manager. It also acts as the shareholder servicing agent for the Fund and other Oppenheimer funds. Shareholders should direct inquiries about their account to the Transfer Agent at the address and toll-free numbers shown below in this Prospectus and on the back cover.

Performance of the Fund


Explanation of Performance Terminology. The Fund uses the terms "total return" and "average annual total return" to illustrate its performance. The performance of each class of shares is shown separately, because the performance of each class will usually be different as a result of the different kinds of expenses each class bears. These returns measure the performance of a hypothetical account in the Fund over various periods, and do not show the performance of each shareholder's account (which will vary if dividends, if any, are received in cash or shares are sold or purchased). The Fund's performance data may help you see how well your Fund has done over time and to compare it to other funds or market indices.


     It is important to understand that the Fund's total returns represent past performance and should not be considered to be predictions of future returns or performance. This performance data is described below, but more detailed information about how total returns are calculated is contained in the Statement of Additional Information, which also contains information about other ways to measure and compare the Fund's performance. The Fund's investment performance will vary over time, depending on market conditions, the composition of the portfolio, expenses and which class of shares you purchase.

      o Total Returns. There are different types of total returns used to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show the Fund's actual year-by-year performance.

      When total returns are quoted for Class A shares, normally the current maximum initial sales charge has been deducted. When total returns are shown for Class B or Class C shares, normally the contingent deferred sales charge that applies to the period for which total return is shown has been deducted. However, total returns may also be quoted "at net asset value," without considering the effect of either the front-end or the appropriate contingent deferred sales charge, as applicable, and those returns would be less if sales charges were deducted.

ABOUT YOUR ACCOUNT

How to Buy Shares

Classes of Shares. The Fund offers investors four different classes of shares. Three classes, Class A, Class B and Class C, are available to non-institutional investors. The fourth class, Class Y, is offered only to certain institutional investors. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.

      o Class A Shares. If you buy Class A shares, you may pay an initial sales charge on investments up to $1 million (up to $500,000 for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on page __). If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 12 months of buying them (18 calendar months if you purchased Fund shares by exchanging shares of other Oppenheimer funds that were purchased prior to May 1, 1997), you may pay a contingent deferred sales charge. The amount of that sales charge will vary depending on the amount you invested. Sales charge rates are described in "Buying Class A Shares" below.

      o Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge. That sales charge varies depending on how long you own your shares, as described in "Buying Class B Shares" below.

      o Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as discussed in "Buying Class C Shares" below.

      o Class Y Shares. Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor.

Which Class of Shares Should You Choose? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors which you should discuss with your financial advisor. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time. The most important factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

      In the following discussion, to help provide you and your financial advisor with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in the Fund. We assumed you are an individual investor, and therefore ineligible to purchase Class Y shares. We used the maximum sales charge rates that apply to each class, considering the effect of the annual asset-based sales charge on Class B and Class C shares (which, like all expenses, will affect your investment return). For the sake of comparison, we have assumed that there is a 10% rate of appreciation in the investment each year. Of course, the actual performance of your investment cannot be predicted and will vary, based on the Fund's actual investment returns and the operating expenses borne by each class of shares, and which class you invest in.

      The factors discussed below are not intended to be investment advice or recommendations, because each investor's financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares and not a combination of shares of different classes.

      o How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment (which reduces the amount of your investment dollars used to buy shares for your account), compared to the effect over time of higher class-based expenses on Class B or Class C shares for which no initial sales charge is paid.

      o Investing for the Short Term. If you have a short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares, because of the effect of the Class B contingent deferred sales charge if you redeem in less than 6 years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

     However, if you plan to invest more than $100,000 for the shorter term, then the more you invest and the more your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares. For example, Class A shares might be more advantageous than Class C (as well as Class B shares) for investments of more than $100,000 expected to be held for 5 or 6 years (or more). For investments over $250,000 expected to be held 4 to 6 years (or more), Class A shares may become more advantageous than Class C (and Class
B). If investing $500,000 or more, Class A may be more advantageous as your investment horizon approaches 3 years or more.

      For investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

      o Investing for the Longer Term. If you are investing for the longer term, for example, for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate consideration, if you plan to invest less than $100,000. If you plan to invest more than $100,000 over the long term, Class A shares will likely be more advantageous than Class B shares or Class C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charges available for larger investments in Class A shares under the Fund's Right of Accumulation.

      Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, using the assumed annual performance return stated above, and therefore you should analyze your options carefully.

      o Are There Differences in Account Features That Matter to You? Because some account features may not be available to Class B or Class C shareholders, or other features (such as Automatic Withdrawal Plans) might not be advisable (because of the effect of the contingent deferred sales charge) for Class B or Class C shareholders, you should carefully review how you plan to use your investment account before deciding which class of shares to buy. Additionally, dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A, such as the Class B and Class C asset-based sales charges described below and in the Statement of Additional Information. Share certificates are not available for Class B or Class C shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider.

      o How Does It Affect Payments to My Broker? A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class of shares than for selling another class. It is important that investors understand that the purposes of the Class B and Class C contingent deferred sales charges and asset-based sales charges are the same as the purpose of the front-end sales charge on sales of Class A shares: that is, to compensate the Distributor for commissions it pays to dealers and financial institutions for selling shares. The Distributor may pay additional periodic compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund held by the dealer or financial institution for its own account or for its customers.

How Much Must You Invest? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

      o With Asset Builder Plans, Automatic Exchange Plans, 403(b)(7) custodial plans and military allotment plans, you can make initial and subsequent investments of as little as $25; and subsequent purchases of at least $25 can be made by telephone through AccountLink.

     o Under pension, profit-sharing and 401(k) plans and Individual Retirement Accounts (IRAs), you can make an initial investment of as little as $250 (if your IRA is established under an Asset Builder Plan, the $25 minimum applies), and subsequent investments may be as little as $25.

     o There is no minimum investment requirement if you are buying shares by reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or by reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

      o How Are Shares Purchased? You can buy shares several ways -- through any dealer, broker or financial institution that has a sales agreement with the Distributor, directly through the Distributor, or automatically from your bank account through an Asset Builder Plan under the OppenheimerFunds AccountLink service. The Distributor may appoint certain servicing agents as the Distributor's agent to accept purchase (and redemption) orders. When you buy shares, be sure to specify Class A, Class B, or Class C shares. If you do not choose, your investment will be made in Class A shares.

     o Buying Shares Through Your Dealer. Your dealer will place your order with the Distributor on your behalf.

     o Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, it is recommended that you discuss your investment first with a financial advisor, to be sure that it is appropriate for you.


     o Payments by Federal Funds Wire. Shares may be purchased by Federal Funds wire. The minimum investment is $2,500. You must first call the Distributor's Wire Department at 1-800-424-7041 to notify the Distributor of the wire and receive further instructions.


      o Buying Shares Through OppenheimerFunds AccountLink. You can use AccountLink to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member. You can then transmit funds electronically to purchase shares, to have the Transfer Agent send redemption proceeds, or to transmit dividends and distributions to your bank account.

      Shares are purchased for your account on AccountLink on the regular business day the Distributor is instructed by you to initiate the ACH transfer to buy shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. You should request AccountLink privileges on the application or dealer settlement instructions used to establish your account. See "AccountLink" below for more details.

      o Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Statement of Additional Information.


      o At What Price Are Shares Sold? Shares are sold at the public offering price based on the net asset value (and any initial sales charge that applies) that is next determined after the Distributor receives the purchase order in Denver, Colorado, or the order is received and transmitted to the Distributor by an entity authorized by the Fund to accept purchase or redemption orders. The Fund has authorized the Distributor, certain broker-dealers and agents or intermediaries designated by the Distributor or those broker-dealers to accept orders. In most cases, to enable you to receive that day's offering price, the Distributor or an authorized entity must receive your order by the time of day The New York Stock Exchange closes, which is normally 4:00 P.M., New York time, but may be earlier on some days (all references to time in this Prospectus mean "New York time"). The net asset value of each class of shares is determined as of that time on each day The New York Stock Exchange is open (which is a "regular business day").

If you buy shares through a dealer, the dealer must receive your order by the close of The New York Stock Exchange on a regular business day and normally your order must be transmitted to the Distributor so that it is received before the Distributor's close of business that day, which is normally 5:00 P.M. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.


Special Sales Charge Arrangements for Certain Persons. Appendix A to this Prospectus sets forth conditions for the waiver of, or exemption from, sales charges or the special sales charge rates that apply to purchases of shares of the Fund (including purchases by exchange) by a person who was a shareholder of one of the Former Quest for Value Funds (as defined in that Appendix).

Buying Class A Shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In some cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the net asset value to invest for your account. The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor and allocated to your dealer as commission. The current sales charge rates and commissions paid to dealers and brokers are as follows:


                          Front-End           Front-End
                         Sales Charge        Sales Charge        Commission
                         as  Percentage      as Percentage       as Percentage
Amount of                of Offering         of Amount           of Offering
Purchase                 Price               Invested             Price
-------------------------------------------------------------------
Less  than  $25,000      5.75%               6.10%                   4.75%
-------------------------------------------------------------------
$25,000 or more
but less than $50,000    5.50%               5.82%                    4.75%
-------------------------------------------------------------------
$50,000  or more
but less than $100,000   4.75%               4.99%                     4.00%
-------------------------------------------------------------------
$100,000 or more
but less than
$250,000                  3.75%              3.90%                    3.00%
-----------------------------------------------------------------
$250,000 or more
but less than
$500,000                 2.50%               2.56%                    2.00%
-------------------------------------------------------------------
$500,000 or more
but less  than
$1  million             2.00%                2.04%                    1.60%


The Distributor reserves the right to reallow the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

     o Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds in the following cases:

      o Purchases aggregating $1 million or more;


     o Purchases by a retirement plan qualified under Section 401 (a) of the Internal Revenue Code if the retirement plan has total plan assets of $500,000 or more;


      o Purchases by a retirement plan qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, by a non-qualified deferred compensation plan, employee benefit plan, group retirement plan (see "How to Buy Shares - Retirement Plans" in the Statement of Additional Information for further details), an employees's 403(b)(7) custodial plan account, SEP IRA, SARSEP, or SIMPLE plan (all of these plans are collectively referred to as "Retirement Plans"); that: (1) buys shares costing $500,000 or more or (2) has, at the time of purchase, 100 or more eligible participants, or (3) certifies that it projects to have annual plan purchases of $200,000 or more; and


      o Purchases by an OppenheimerFunds  Rollover IRA if the purchases are made
(1) through a broker, dealer, bank or registered investment advisor that has made special arrangements with the Distributor for these purchases, or (2) by a direct rollover of a distribution from a qualified retirement plan if the administrator of that plan has made special arrangements with the Distributor for these purchases.

      The Distributor pays dealers of record commissions on those purchases in an amount equal to (i) 1.0% for non-Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis. That commission will be paid only on those purchases that were not previously subject to a front end sales charge and dealer commission. No sales commission will be paid to the dealer, broker or financial institution on sales of Class A shares purchased with the redemption proceeds of shares of a mutual fund offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as an investment option under a special arrangement with the Distributor if the purchase occurs more than 30 days after the addition of the Oppenheimer funds as an investment option to the Retirement Plan.

      If you redeem any shares of the Oppenheimer funds purchased prior to May 1, 1997 (which would include shares of the Fund purchased by exchange of shares of other Oppenheimer funds purchased prior to such date), within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. A Class A contingent deferred sales charge may be deducted from the redemption proceeds of any shares of the Oppenheimer funds purchased on or after May 1, 1997 that are redeemed within 12 months of the end of the calendar month of their purchase. That sales charge will be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gains distributions) or (2) the original offering price (which is the original net asset value) of the redeemed shares. The Class A contingent deferred sales charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all Class A shares of all Oppenheimer funds you purchased subject to the Class A contingent deferred sales charge.

      In determining whether a contingent deferred sales charge is payable, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains, and then will redeem other shares in the order that you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in "Waivers of Class A Sales Charges" below.

      No Class A contingent deferred sales charge is charged on exchanges of shares under the Fund's exchange privilege (described below). However, if the shares acquired by exchange are redeemed within 18 months of the end of the calendar month of the purchase of the exchanged shares, the sales charge will apply.

      o Special Arrangements With Dealers. The Distributor may advance up to 13 months' commissions to dealers that have established special arrangements with the Distributor for Asset Builder Plans for their clients.

Reduced   Sales   Charges   for   Class   A  Share   Purchases.   You  may  be
eligible   to  buy  Class  A  shares  at  reduced   sales   charge   rates  in
one
or more of the following ways:

      o Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together Class A and Class B shares you purchase for your individual accounts, or jointly, or for trust or custodial accounts on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.

      Additionally, you can add together current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares. You can also include Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The Oppenheimer funds are listed in "Reduced Sales Charges" in the Statement of Additional Information, or a list can be obtained from the Distributor. The reduced sales charge will apply only to current purchases and must be requested when you buy your shares.

      o Letter of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A shares and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. This can include purchases made up to 90 days before the date of the Letter. More information is contained in the Application and in "Reduced Sales Charges" in the Statement of Additional Information.

      o Waivers of Class A Sales Charges. The Class A sales charges are not imposed in the circumstances described below. There is an explanation of this policy in "Reduced Sales Charges" in the Statement of Additional Information. In order to receive a waiver of the Class A contingent deferred sales charge, you must notify the Transfer Agent which conditions apply.

      Waivers   of   Initial   and    Contingent    Deferred   Sales   Charges
for Certain     Purchasers.     Class    A    shares    purchased    by    the
following    investors    are   not    subject    to   any   Class   A   sales
charges:
      o  the Manager or its affiliates;
      o present or former officers, directors, trustees and employees (and their "immediate families" as defined in "Reduced Sales Charges" in the Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees;
      o registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;
      o dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;
      o employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children);
      o dealers, brokers or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products or employee investment plans made available to their clients (those clients may be charged a transaction fee by their dealer, broker or advisor for the purchase or sale of fund shares);

      o (1) investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients, (2) Retirement Plans and deferred compensation plans and trusts used to fund those Plans (including, for example, plans qualified or created under Sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases; and (3) clients of investment advisors or financial planners who have entered into an agreement for this purpose with the Distributor and who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares);

      o directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons;
      o accounts for which Oppenheimer Capital is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts;
      o   any   unit    investment    trust   that   has   entered   into   an
appropriate agreement with the Distributor;
      o a TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995; or

      o qualified retirement plans that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, provided that such arrangements are consummated and share purchases commenced by December 31, 1996.


      Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions. Class A shares issued or purchased in the following transactions are not subject to Class A sales charges:
      o shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party;
      o shares purchased by the reinvestment of loan repayments by a participant in a retirement plan for which the Manager or its affiliates acts as sponsor;
      o   shares    purchased   by   the    reinvestment   of   dividends   or
other distributions      reinvested     from     the     Fund     or     other
Oppenheimer funds(other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor;
      o shares purchased and paid for with the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid (this waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner); this waiver must be requested when the purchase order is placed for your shares of the Fund, and the Distributor may require evidence of your qualification for this waiver; or
      o shares purchased with the proceeds of maturing principal of units of any Qualified Unit Investment Liquid Trust Series.

      Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions. The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

      o to make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value;
      o   involuntary   redemptions   of  shares  by   operation   of  law  or
involuntary   redemptions    of    small    accounts    (see    "Shareholder
Account Rules and Policies," below);

      o if, at the time of purchase of shares (if purchased during May 1, 1997 through December 31, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);

      o   for   distributions    from   TRAC-2000   401(k)   plans   sponsored
by the Distributor    due   to    the    termination    of    the    TRAC-2000
program;
      o for distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes: (1) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must occur after the participant's account was established); (2) to return excess contributions; (3) to return contributions made due to a mistake of fact; (4) hardship withdrawals, as defined in the plan; (5) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (6) to meet the minimum distribution requirements of the Internal Revenue Code; (7) to establish "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code;
(8) for retirement distributions or loans to participants or beneficiaries; (9) separation from service; (10) participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or its subsidiary) offered as an investment option in a Retirement Plan in which
Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor; or (11) plan termination or "in-service distributions", if the redemption proceeds are rolled over directly to an OppenheimerFunds IRA;
      o   for   distributions    from   Retirement   Plans   having   500   or
more eligible      participants,      except      distributions     due     to
termination of all of the Oppenheimer funds as an investment option under the Plan; and
      o for distributions from 401(k) plans sponsored by broker dealers that have entered into a special agreement with the Distributor allowing this waiver.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares to reimburse the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor uses all of those fees to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares and to reimburse itself (if the Fund's Board of Trustees authorizes such reimbursements, which it has not yet done) for its other expenditures under the Plan.

      Services to be provided include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. Payments are made by the Distributor quarterly at an annual rate not to exceed 0.25% of the average annual net assets of Class A shares held in accounts of the service providers or their customers. The payments under the Plan increase the annual expenses of Class A shares. For more details, please refer to "Distribution and Service Plans" in the Statement of Additional Information.


Buying Class B Shares. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by an increase in net asset value over the initial purchase price. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.


      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 6 years, and (3) shares held the longest during the 6-year period. The contingent deferred sales charge is not imposed in the circumstances described in "Waivers of Class B and Class C Sales Charges," below.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

Years Since Beginning of            Contingent Deferred Sales Charge
Month in Which Purchase             on Redemption in that Year
Order Was Accepted                  (As % of Amount Subject to Charge)
-------------------------------------------------------------------
0 - 1                               5.0%
-------------------------------------------------------------------
1 - 2                               4.0%
-------------------------------------------------------------------
2 - 3                               3.0%
-------------------------------------------------------------------
3 - 4                               3.0%
-------------------------------------------------------------------
4 - 5                               2.0%
-------------------------------------------------------------------
5 - 6                               1.0%
-------------------------------------------------------------------
6 and following                     None
-------------------------------------------------------------------

      In the table, a "year" is a 12-month period.  All purchases
are   considered   to  have   been  made  on  the   first   regular   business
day
of the month in which the purchase was made.

      o Automatic Conversion of Class B Shares. 72 months after you purchase Class B shares, those shares will automatically convert to Class A shares. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales Arrangements - Class A, Class B and Class C Shares" in the Statement of Additional Information.

Buying Class C Shares. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

      To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 12 months, and (3) shares held the longest during the 12-month period.

Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares that are outstanding for six years or less and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each Plan.

      Under each Plan, both fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The asset-based sales charge and service fees increase Class B and Class C expenses by up to 1.00% of the net assets per year of the respective class per year.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or C shares. Those services are similar to those provided under the Class A Service Plan, described above. The Distributor pays the 0.25% service fees to dealers in advance for the first year after Class B or Class C shares have been sold by the dealer and retains the service fee paid by the Fund in that year. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The asset-based sales charge allows investors to buy Class B or Class C shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B and Class C shares. Those payments are at a fixed rate that is not related to the Distributor's expenses. The services rendered by the Distributor include paying and financing the payment of sales commissions, service fees and other costs of distributing and selling Class B and Class C shares.


      The Distributor currently pays sales commissions of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge. The Distributor may pay the Class B service fee and asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

      The Distributor currently pays sales commissions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.00% of the purchase price. The Distributor plans to pay the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more. The Distributor may pay the Class C service fee and asset-based sales charge to the dealer quarterly in lieu of paying the sales commission and service fee advance at the time of purchase.

      The Distributor's actual expenses in selling Class B and Class C shares may be more or less than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the Distribution and Service Plans for Class B and Class C shares. If the Fund terminates either of its Plans, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the Plan was terminated. At February 28, 1998, the Distributor had incurred unreimbursed expenses under the Plan of $12,590 and $248 (equal to 1.26% and
 .05% of the Fund's net assets represented by Class B and Class C shares, respectively, on that date).

      o Waivers of Class B and Class C Sales Charges. The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions nor will it apply to Class B and Class C shares redeemed in certain circumstances as described below. The reasons for this policy are discussed in "Reduced Sales Charges" in the Statement of Additional Information. In order to receive a waiver of the Class B or Class C contingent deferred sales charge, you must notify the Transfer Agent as to which conditions apply.


      Waivers for Redemptions in Certain Cases. The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases:
      o distributions to participants or beneficiaries from Retirement Plans, if the distributions are made (a) under an Automatic Withdrawal Plan after the participant reaches age 59-1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or (b) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must have occurred after the account was established);
      o redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a "grantor" trust or revocable living trust for which the trustee is also the sole beneficiary (the death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration);
      o returns of excess contributions to Retirement Plans;
      o     distributions      from      retirement      plans     to     make
"substantially equal periodic payments" as permitted in Section 72(t) of the Internal Revenue Code that do not exceed 10% of the account value annually, measured from the date the Transfer Agent receives the request;
      o     shares     redeemed     involuntarily,     as     described     in
"Shareholder Account Rules and Policies," below;
      o  distributions  from  OppenheimerFunds  prototype  401(k) plans and from certain Massachusetts Mutual Life Insurance Company prototype 401(k) plans (1) for hardship withdrawals; (2) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (3) to meet minimum distribution requirements as defined in the Internal Revenue Code; (4) to make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code; (5) for separation from service; or(6) for loans to participants or beneficiaries; or
      o      distributions      from     401(k)     plans     sponsored     by
broker-dealers   that  have  entered  into  a  special   agreement   with  the
Distributor allowing this waiver.

      Waivers   for   Shares   Sold  or   Issued  in   Certain   Transactions.
 The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
      o shares sold to the Manager or its affiliates;
      o shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose; and
      o   shares   issued   in   plans  of   reorganization   to   which   the
Fund is a party.

Buying Class Y Shares. Class Y shares are sold at net asset value per share without sales charge directly to certain institutional investors, such as insurance companies, registered investment companies and employee benefit plans, that have special agreements with the Distributor for this purpose. These include Massachusetts Mutual Life Insurance Company, an affiliate of the Manager, which may purchase Class Y shares of the Fund and other Oppenheimer funds (as well as Class Y shares of funds advised by MassMutual) for asset allocation programs, investment companies or separate investment accounts it sponsors and offers to its customers. Individual investors are not able to invest in Class Y shares directly.

      While Class Y shares are not subject to initial or contingent deferred sales charges or asset-based sales charges, an institutional investor buying the shares for its customers' accounts may impose charges on those accounts. The procedures for purchasing, redeeming, exchanging or transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Denver), and the special account features available to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class Y shares. Instructions for purchasing, redeeming, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

Special Investor Services

AccountLink. OppenheimerFunds AccountLink links your Fund account to your account at your bank or other financial institution to enable you to send money electronically between those accounts to perform a number of types of account transactions. These include purchases of shares by telephone (either through a service representative or by PhoneLink, described below), automatic investments under Asset Builder Plans, and sending dividends and distributions or Automatic Withdrawal Plan payments directly to your bank account. Please call the Transfer Agent for more information.

      AccountLink privileges should be requested on your dealer's settlement instructions if you buy your shares through your dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

      o   Using   AccountLink   to  Buy   Shares.   Purchases   may  be   made
by telephone   only   after   your   account   has   been   established.    To
purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

      o PhoneLink. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number: 1-800-533-3310.

      o   Purchasing    Shares.   You   may   purchase   shares   in   amounts
up to $100,000 by phone, by calling 1-800-533-3310.  You must have
established    AccountLink    privileges    to   link   your   bank    account
with the Fund to pay for these purchases.

      o Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer funds account you have already established by calling the special
PhoneLink    number.    Please   refer   to   "How   to   Exchange    Shares,"
below, for details.

      o Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below, for details.

Shareholder Transactions by Fax. Requests for certain account transactions may be sent to the Transfer Agent by fax (telecopier). Please call 1-800-525-7048 for information about which transactions are included. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.


OppenheimerFunds Internet Web Site. Information about the Fund, including your account balance, daily share prices, market and Fund portfolio information, may be obtained by visiting the OppenheimerFunds Internet Web Site, at the following Internet address: http://www.oppenheimerfunds.com. Additionally, certain account transactions may be requested by any shareholder listed in the registration on an account as well as by the dealer representative of record through a special section of that Web Site. To access that section of the Web Site you must first obtain a personal identification number ("PIN") by calling OppenheimerFunds PhoneLink at 1-800-533-3310. If you do not wish to have Internet account transactions capability for your account, please call our customer service representatives at 1-800-525-7048. To find out more information about Internet transactions and procedures, please visit the Web Site.


Automatic Withdrawal and Exchange Plans. The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer funds account on a regular basis:

      o Automatic Withdrawal Plans. If your Fund account is worth $5,000 or more, you can establish an Automatic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly, semi annual or annual basis. The checks may be sent to you or sent automatically to your bank account on AccountLink. You may even set up certain types of withdrawals of up to $1,500 per month by telephone. You should consult the Statement of Additional Information for more details.

      o Automatic Exchange Plans. You can authorize the Transfer Agent to exchange automatically an amount you establish in advance for shares of up to five other Oppenheimer funds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum purchase for each Oppenheimer funds account is $25. These exchanges are subject to the terms of the Exchange Privilege, described below.

Reinvestment Privilege. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment. Please consult the Statement of Additional Information for more details.

Retirement Plans. Fund shares are available as an investment for your retirement plans. If you participate in a plan sponsored by your employer, the plan trustee or administrator must make the purchase of shares for your retirement plan account. The Distributor offers a number of different retirement plans that can be used by individuals and employers:

      o Individual Retirement Accounts including rollover IRAs, for individuals and their spouses and SIMPLE IRAs offered by employers

      o  403(b)(7)   Custodial  Plans  for  employees  of  eligible   tax-exempt
organizations, such as schools, hospitals and charitable organizations
      o SEP-IRAs (Simplified Employee Pension Plans) for small business owners or people with income from self-employment, including SAR/SEP-IRAs
      o    Pension    and     Profit-Sharing     Plans    for    self-employed
persons and other employers
      o 401(k) prototype retirement plans for businesses

      Please call the Distributor for the OppenheimerFunds plan documents, which contain important information and applications.

How to Sell Shares

You can arrange to take money out of your account by selling (redeeming) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received and accepted by the Transfer Agent. The Fund offers you a number of ways to sell your shares: in writing or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis, as described above. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, or from a retirement plan, please call the Transfer Agent first, at 1-800-525-7048, for assistance.

      o Retirement Accounts. To sell shares in an OppenheimerFunds retirement account in your name, call the Transfer Agent for a distribution request form. There are special income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer, you must arrange for the distribution request to be sent by the plan administrator or trustee. There are additional details in the Statement of Additional Information.

      o Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee):

      o  You  wish  to  redeem   more  than   $50,000   worth  of  shares  and
receive a check
      o The redemption check is not payable to all shareholders listed on the account statement
      o The redemption check is not sent to the address of record on your account statement
      o Shares are being transferred to a Fund account with a different owner or name
      o   Shares   are   redeemed   by   someone   other   than   the   owners
(such as an Executor)

     o Where Can I Have My Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or brokerin securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing as a fiduciary or on behalf of a corporation, partnership or other business you must also include your title in the signature.

Selling   Shares   by   Mail.   Write  a   "letter   of   instructions"   that
includes:

      o Your name
      o The Fund's name
      o Your Fund account number (from your account statement) o The dollar amount or number of shares to be redeemed o Any special payment instructions o Any share certificates for the shares you are selling o The signatures of all registered owners exactly as the account is registered, and
      o   Any   special   requirements   or   documents   requested   by   the
Transfer   Agent   to   assure    proper    authorization    of   the   person
asking
to sell shares.

Use the following address for requests by mail:
    OppenheimerFunds Services
    P.O. Box 5270, Denver, Colorado 80217


Send courier or express mail requests to:

    OppenheimerFunds Services
    10200 E. Girard Avenue, Building D
    Denver, Colorado 80231

Selling Shares by Telephone. You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan or under a share certificate by telephone.

      o  To   redeem   shares   through   a   service   representative,   call
1-800-852-8457.
      o    To    redeem    shares    automatically    on    PhoneLink,    call
1-800-533-3310.

      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

      o Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone, in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

      o Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

Selling Shares Through Your Dealer. The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. Please call your dealer for more information about this procedure. Please refer to "Special Arrangements for Repurchase of Shares from Dealers and Brokers" in the Statement of Additional Information for more details.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. To exchange shares, you must meet several conditions:
      o Shares of the fund selected for exchange must be available for sale in your state of residence.
      o The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege.
      o You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares every regular business day.
      o You must meet the minimum purchase requirements for the fund you purchase by exchange.
      o   Before   exchanging   into   a   fund,   you   should   obtain   and
read its prospectus.

      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. At present, Oppenheimer Money Market Fund, Inc., offers only one class of shares, which are considered to be Class A shares for this purpose. In some cases, sales charges may be imposed on exchange transactions. See "How to Exchange Shares" in the Statement of Additional Information for more details.

      Exchanges may be requested in writing or by telephone:

      o   Written    Exchange    Requests.    Submit    an    OppenheimerFunds
Exchange   Request   form,    signed   by   all   owners   of   the   account.
Send it to the Transfer Agent at the addresses listed in "How to Sell
Shares."

      o     Telephone      Exchange      Requests.      Telephone     exchange
requests  may  be  made  either  by  calling  a  service   representative   at
1-800-852-8457  or  by  using   PhoneLink   for   automated   exchanges,   by
calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

     You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.

      There are certain exchange policies you should be aware of:

      o Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might require the sale of portfolio securities at a time or price disadvantageous to the Fund.
      o Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.
      o  The   Fund   may   amend,   suspend   or   terminate   the   exchange
privilege   at   any   time.    Although    the   Fund   will    attempt    to
provide you   notice   whenever   it  is   reasonably   able   to  do   so,
it   may impose these changes at any time.
      o   For    tax    purposes,    exchanges    of    shares    involve    a
redemption  of  the   shares   of  the  fund  you  own  and  a   purchase   of
shares of the other   fund,   which   may   result   in  a   capital   gain  or
loss.   For more information    about   taxes    affecting    exchanges,
please   refer   to "How to Exchange Shares" in the Statement of Additional
Information.
      o If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.



Shareholder Account Rules and Policies

      o Net Asset Value Per Share is determined for each class of shares as of the close of The New York Stock Exchange (which is normally 4:00 p.m. but may be earlier on some days) on each day the Exchange is open by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine net asset value. In general, securities values are based on market value. There are special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. These procedures are described more completely in the Statement of Additional Information.

      o The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

     o Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

      o The  Transfer  Agent will  record  any  telephone  calls to verify  data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINS, and by confirming such transactions in writing. If the Transfer Agent does not use reasonable procedures it may be liable for losses due to unauthorized transactions, but otherwise neither the Transfer Agent nor the Fund will be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. If you are unable to reach the Transfer Agent during periods of unusual market activity, you may not be able to complete a telephone transaction and should consider placing your order by mail.

      o Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

      o Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

      o The redemption price for shares will vary from day to day because the values of the securities in the Fund's portfolio fluctuate, and the redemption price, which is the net asset value per share, will normally be different for Class A, Class B, Class C and Class Y shares. Therefore, the redemption value of your shares may be more or less than their original cost.

      o Payment for redeemed shares is made ordinarily in cash and forwarded by check or through AccountLink (as elected by the shareholder under the redemption procedures described above) within 7 days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. For accounts registered in the name of a broker/dealer, payment will be forwarded within 3 business days. The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by certified check or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

      o Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped, and in some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

      o Under unusual circumstances, shares of the Fund may be redeemed "in kind", which means that the redemption proceeds will be paid with securities from the Fund's portfolio. Please refer to "How to Sell Shares" in the Statement of Additional Information for more details.


      o "Backup Withholding" of Federal income tax may be applied at the rate of 31% from taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund a correct and properly certified Social Security or Employer Identification Number when you sign your application, or if you underreport your income to the Internal Revenue Service.

      o The Fund does not charge a redemption fee, but if your dealer or broker handles your redemption, they may charge a fee. That fee can be avoided by redeeming your Fund shares directly through the Transfer Agent. Under the circumstances described in
"How To Buy Shares," you may be subject to a contingent deferred sales charge when redeeming certain Class A, Class B and Class C shares.

      o To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.

Dividends, Capital Gains and Taxes


Dividends. The Fund declares dividends separately for Class A, Class B, Class C and Class Y shares from net investment income, if any, on an annual basis and normally pays those dividends to shareholders in December, but the Board of Trustees can change that date. The Board may also cause the Fund to declare dividends after the close of the Fund's fiscal year (which ends October 31st). Because the Fund does not have an objective of seeking current income, the amounts of dividends it pays, if any, will likely be small. Dividends paid on Class A and Class Y shares will generally be higher than for Class B or Class C shares because expenses allocable to Class B and Class C shares will generally be higher. There is no fixed dividend rate and there can be no assurance that the Fund will pay any dividends.


Capital Gains. The Fund may make distributions annually in December out of any net short-term or long-term capital gains, and the Fund may make supplemental distributions of capital gains following the end of its fiscal year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the year. Short-term capital gains are treated as dividends for tax purposes. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Distribution Options. When you open your account, specify on your application how you want to receive your distributions. For OppenheimerFunds retirement accounts, all distributions are reinvested. For other accounts, you have four options:

      o   Reinvest   All   Distributions   in  the   Fund.   You   can   elect
to reinvest all dividends and long-term capital gains distributions in additional shares of the Fund.
      o Reinvest Long-Term Capital Gains Only. You can elect to reinvest long-term capital gains in the Fund while receiving dividends by check or sent to your bank account on AccountLink.
      o Receive All Distributions in Cash. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank on AccountLink.
      o Reinvest Your Distributions in Another Oppenheimer Fund Account. You can reinvest all distributions in the same class of shares of another Oppenheimer fund account you have established.

Taxes. If your account is not a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you held your shares. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. These dividends and distributions are subject to federal income tax and may be subject to state or local taxes. Your distributions are taxable when paid, whether you reinvest them in additional shares or take them in cash. Every year the Fund will send you and the IRS a statement showing the amount of all taxable distributions you received in the previous year.


      o "Buying a Dividend": If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain, respectively.


      o Taxes on Transactions: Share redemptions, including redemptions for exchanges, are subject to capital gains tax. Generally speaking, a capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them.

      o Returns of Capital: In certain cases distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders. A non-taxable return of capital may reduce your tax basis in your Fund shares.

      This information is only a summary of certain Federal tax information about your investment. More information is contained in the Statement of Additional Information. In addition you should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

                                  APPENDIX A

Special   Sales   Charge   Arrangements   for   Shareholders   of   the   Fund
Who Were Shareholders of the Former Quest for Value Funds


The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares of the Fund described elsewhere in this Prospectus are modified as described below for those shareholders of (i) Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Growth & Income Value Fund, Oppenheimer Quest Opportunity Value Fund, Oppenheimer Quest Small Cap Value Fund and Oppenheimer Quest Global Value Fund, Inc. on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those funds, and (ii) Quest for Value U.S. Government Income Fund, Quest for Value Investment Quality Income Fund, Quest for Value Global Income Fund, Quest for Value New York Tax-Exempt Fund, Quest for Value National Tax-Exempt Fund and Quest for Value California Tax Exempt Fund when those funds merged into various Oppenheimer funds on November 24, 1995. The funds listed above are referred to in this Prospectus as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of the Fund (i) acquired by such shareholder pursuant to an exchange of shares of one of the Oppenheimer funds that was one of the Former Quest for Value Funds or
(ii) purchased by such shareholder by exchange of shares of other Oppenheimer funds that were acquired pursuant to the merger of any of the Former Quest for Value Funds into an Oppenheimer fund on November 24, 1995.


Class A Sales Charges

      o   Reduced   Class  A  Initial   Sales   Charge   Rates   for   Certain
Former Quest Shareholders

      o Purchases by Groups, Associations and Certain Qualified Retirement Plans. The following table sets forth the initial sales charge rates for Class A shares purchased by a "Qualified Retirement Plan" through a single broker, dealer or financial institution, or by members of "Associations" formed for any purpose other than the purchase of securities if that Qualified Retirement Plan or that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995. For this purpose only, a "Qualified Retirement Plan" includes any 401(k) plan, 403(b) plan, and SEP/IRA or IRA plan for employees of a single employer.

                              Front-End          Front-End
                              Sales              Sales
Commission
                              Charge             Charge           as
Number of                     as a               as a
Percentage
Eligible                      Percentage         Percentage       of
Employees                     of Offering        of Amount        Offering
or Members                    Price              Invested         Price
-------------------------------------------------------------------
9 or fewer                    2.50%              2.56%            2.00%
-------------------------------------------------------------------
At least 10 but not
   more than 49               2.00%              2.04%            l.60%
-------------------------------------------------------------------

      For purchases by Qualified Retirement plans and Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described beginning on page __ of this Prospectus.

      Purchases made under this arrangement qualify for the lower of the sales charge rate in the table based on the number of eligible employees in a Qualified Retirement Plan or members of an Association or the sales charge rate that applies under the Rights of Accumulation described above in the Prospectus. In addition, purchases by 401(k) plans that are Qualified Retirement Plans qualify for the waiver of the Class A initial sales charge if they qualified to purchase shares of any of the Former Quest For Value Funds by virtue of projected contributions or investments of $1 million or more each year. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations, or as eligible employees in Qualified Retirement Plans also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Fund's Distributor.

      o    Waiver    of    Class    A    Sales     Charges     for     Certain
Shareholders.   Class  A  shares  of  the  Fund  purchased  by  the  following investors are
not subject to any Class A initial or contingent deferred sales charges:

      o Shareholders of the Fund who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

      o Shareholders of the Fund who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

      o Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares of the Fund purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      o Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

      o     Participants     in     Qualified     Retirement     Plans    that
purchased shares of any of the Former Quest For Value Funds pursuant to a
special    "strategic    alliance"    with    the    distributor    of   those
funds.
The Fund's Distributor will pay a commission to the dealer for purchases of Fund shares as described above in "Class A Contingent
Deferred Sales Charge."

Class   A,   Class  B  and   Class  C   Contingent   Deferred   Sales   Charge
Waivers

      o Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of the Fund acquired by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged, if those shares were purchased prior to March 6, 1995: in connection with (i) distributions to participants or beneficiaries of plans qualified under Section 401(a) of the Internal Revenue Code or from custodial accounts under Section 403(b)(7) of the Code, Individual Retirement Accounts, deferred compensation plans under Section 457 of the Code, and other employee benefit plans, and returns of excess contributions made to each type of plan,
(ii) withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account, and (iii) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

      o Waivers for Redemptions of Shares Purchased on or After March 6. 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of the Fund acquired by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such fund merged, if those shares were purchased on or after March 6, 1995, but prior to November 24, 1995: (1) distributions to participants or beneficiaries from Individual Retirement Accounts under Section 408(a) of the Internal Revenue Code or retirement plans under Section 401(a), 401(k), 403(b) and 457 of the Code, if those distributions are made either (a) to an individual participant as a result of separation from service or (b) following the death or disability (as defined in the Code) of the participant or beneficiary; (2) returns of excess contributions to such retirement plans; (3) redemptions other than from retirement plans following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration); (4) withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and (5) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value. A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Fund described in this section if within 90 days after that redemption, the proceeds are invested in the same Class of shares in this Fund or another Oppenheimer fund.

Oppenheimer MidCap Fund
Two World Trade Center
New York, New York 10048-0203
1-800-525-7048

Investment Advisor
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Distributor
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer and Shareholder Servicing Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048


OppenheimerFunds Internet Website:
http://www.OppenheimerFunds.com


Custodian of Portfolio Securities
The Bank of New York
One Wall Street
New York, New York 10015

Independent Accountants
Price Waterhouse LLP
950 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Gordon Altman Butowsky Weitzen Shalov & Wein
114 West 47th Street
New York, New York 10036

No dealer, broker, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information, and if given or made, such information and representations must not be relied upon as having been authorized by the Fund, OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc. or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such an offer in such state.


psp0745.001.598

prosp\745psp#3

Oppenheimer MidCap Fund

Two World Trade Center, New York, New York  10048-0203
1-800-525-7048


Statement of Additional Information dated May 15, 1998


      This Statement of Additional Information of Oppenheimer MidCap Fund is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated May 15, 1998. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above.


Contents                                                            Page

About the Fund
Investment Objective and Policies.......................................
   Investment Policies and Strategies...................................
   Other Investment Techniques and Strategies...........................
   Other Investment Restrictions........................................
How the Fund is Managed.................................................
   Organization and History.............................................
   Trustees and Officers of the Fund....................................
   The Manager and Its Affiliates.......................................

Brokerage Policies of the Fund..........................................
Performance of the Fund.................................................
Distribution and Service Plans..........................................
About Your Account
How To Buy Shares.......................................................
How To Sell Shares......................................................
How To Exchange Shares..................................................
Dividends, Capital Gains and Taxes......................................
Additional Information About the Fund...................................
Financial Information About the Fund
Financial Statements....................................................
Report of Independent Accountants.......................................
Appendix: Corporate Industry Classifications.........................A-1

ABOUT THE FUND

Investment Objective and Policies

Investment Policies and Strategies. The investment objective and policies of the Fund are described in the Prospectus. Set forth below is supplemental information about those policies and the types of securities in which the Fund may invest, as well as the strategies the Fund may use to try to achieve its objective. Certain capitalized terms used in this Statement of Additional Information have the same meanings as those terms have in the Prospectus.

     In selecting securities for the Fund's portfolio, the Fund's investment advisor, OppenheimerFunds, Inc. (referred to as the "Manager"), evaluates the merits of securities primarily through the exercise of its own investment analysis. This may include, among other things, evaluation of the history of the issuer's operations, prospects for the industry of which the issuer is part, the issuer's financial condition, the issuer's pending product developments and developments by competitors, the effect of general market and economic conditions on the issuer's business, and legislative proposals or new laws that might affect the issuer. Current income is not a consideration in the selection of portfolio securities for the Fund, whether for appreciation, defensive or liquidity purposes. The fact that a security has a low yield or does not pay current income will not be an adverse factor in selecting securities to try to achieve the Fund's investment objective of capital appreciation unless the Manager believes that the lack of yield might adversely affect appreciation possibilities.

      The portion of the Fund's assets allocated to securities and methods selected for capital appreciation will depend upon the judgment of the Manager as to the future movement of the equity securities markets. If the Manager believes that economic conditions favor a rising market, the Fund will emphasize securities and investment methods selected for high capital growth. If the Manager believes that a market decline is likely, defensive securities and investment methods will be emphasized.

     o Foreign Securities. As noted in the Prospectus, the Fund may invest in securities (which may be denominated in U.S. dollars or non-U.S. currencies) issued or guaranteed by foreign corporations, certain supranational entities (described below) and foreign governments or their agencies or instrumentalities and in securities issued by U.S. corporations denominated in non-U.S. currencies. The types of foreign debt obligations and other securities in which the Fund may invest are the same types of debt and equity securities identified above. Foreign securities are subject, however, to additional risks not associated with domestic securities, as discussed below. These additional risks may be more pronounced as to investments in securities issued by emerging market countries or by companies located in emerging market countries.

      "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments that are traded on foreign securities exchanges or in the foreign over-the-counter markets. Securities of foreign issuers that are represented by American Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations, because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers, including the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. In buying foreign securities, the Fund may convert U.S. dollars into foreign currency, but only to effect securities transactions on foreign securities exchanges and not to hold such currency as an investment. If the Fund's portfolio securities are held abroad, the countries in which such securities may be held will be approved by the Fund's Board of Trustees and the sub-custodians or depositories holding such securities will be selected by the Fund's foreign custody manager.

      o Risks of Foreign Investing. Investing in foreign securities involves special additional risks and considerations not typically associated with investing in securities of issuers traded in the U.S. These include: reduction of income by foreign taxes, fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g. currency blockage); transaction charges for currency exchange, lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers, less volume on foreign exchanges than on U.S. exchanges, greater volatility and less liquidity on foreign markets than in the U.S.; less regulation of foreign issuers, stock exchanges and brokers than in the U.S.; greater difficulties in commencing lawsuits against foreign issuers, higher brokerage commission rates than in the U.S.; increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities because of the lesser speed and reliability of mail service between the U.S. and foreign countries than within the U.S.; possibilities in some countries of expropriation or nationalization of assets, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and differences (which may be favorable or unfavorable) between the U.S. economy and foreign economies. From time to time, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

      o Borrowing For Leverage. From time to time, the Fund may borrow from banks on an unsecured basis subject to the restrictions stated in the Prospectus. Any such borrowing will be made only from banks, and, pursuant to the requirements of the Investment Company Act of 1940, will only be made to the extent that the value of the Fund's assets, less its liabilities other than borrowing, is equal to at least 300% of all borrowing including the proposed borrowing. If the value of the Fund's assets, when computed in that manner, should fail to meet the 300% asset coverage requirement, the Fund is required within three days to reduce its bank debt to the extent necessary to meet that requirement. To do so, the Fund may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale. Interest on money borrowed is an expense the Fund would not otherwise incur, so that during periods of substantial borrowing, its expenses may increase more than funds that do not borrow.

Other Investment Techniques and Strategies

      o Investing in Small, Unseasoned, Companies. The securities of small, unseasoned companies may have a limited trading market, which may adversely affect the Fund's ability to dispose of them and can reduce the price the Fund might be able to obtain for them. If other investment companies and investors that invest in these types of securities trade the same securities when the Fund attempts to dispose of its holdings, the Fund may receive lower prices than might be obtained, because of the thinner market for such securities.

      o Illiquid and Restricted Securities. To enable the Fund to sell restricted securities not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registration of restricted securities may be negotiated by the Fund with the issuer at the time such securities are purchased by the Fund, if such registration is required before such securities may be sold publicly. When registration must be arranged because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the securities and the time the Fund would be permitted to sell them. The Fund would bear the risks of any downward price fluctuation during that period. The Fund may also acquire, through private placements, securities having contractual restrictions on their resale, which might limit the Fund's ability to dispose of such securities and might lower the amount realizable upon the sale of such securities.

      The Fund has percentage limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933, provided that those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holding of that security may be deemed to be illiquid.

      o Loans of Portfolio Securities. The Fund may lend its portfolio securities subject to the restrictions stated in the Prospectus. Repurchase transactions are not considered "loans" for the purpose of the Fund's limit on the percentage of its assets that can be loaned. Under applicable regulatory requirements (which are subject to change), the loan collateral on each business day must at least equal the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities). To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any finders', administrative or other fees the Fund pays in connection with the loan. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      o Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements for liquidity purposes to meet anticipated redemptions, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of purchases of portfolio securities. In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to, an approved vendor. An "approved vendor" is a U.S. commercial bank or the U.S. branch of a foreign bank or a broker-dealer which has been designated a primary dealer in government securities which must meet credit requirements set by the Fund's Board of Trustees from time to time. The repurchase price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the Investment Company Act, collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      o Hedging. The Fund may use hedging instruments for the purposes described in the Prospectus. When hedging to attempt to protect against declines in the market value of the Fund's portfolio, or to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund may: (i) sell Futures, (ii) buy puts on such Futures or securities, or (iii) write covered calls on securities or on Futures. When hedging to establish a position in the equity securities markets as a temporary substitute for the purchase of individual equity securities the Fund may: (i) buy Stock Index Futures, or (ii) buy calls on such Futures or securities held by it. Normally, the Fund would then purchase the equity securities and terminate the hedging position.

      The Fund's strategy of hedging with Futures and options on Futures will be incidental to the Fund's investment activities in the underlying cash market. In the future, the fund may employ hedging instruments and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with the Fund's investment objective, and are legally permissible and disclosed in the Prospectus. Additional information about the hedging instruments the Fund may use is provided below.

      o Stock Index Futures. As described in the Prospectus, the Fund may invest in Stock Index Futures. Such futures contracts may relate to broadly-based stock indices (i.e., it includes stocks that are not limited to issuers in any particular industry or group of industries) or narrowly-based stock indices (i.e., it includes stocks that are limited to issuers in a single industry or group of related industries). A stock index assigns relative values to the common stocks included in the index and fluctuates with the changes in the market value of those stocks. Stock indices cannot be purchased or sold directly.

      Stock index futures are contracts based on the future value of the basket of securities that comprise the underlying stock index. The contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction or to enter into an offsetting contract. No physical delivery of the securities underlying the index is made on settling the futures obligation. No monetary amount is paid or received by the Fund on the purchase or sale of a Stock Index Future. Upon entering into a Futures transaction, the Fund will be required to deposit an initial margin payment, in cash or U.S. Treasury bills, with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's Custodian in an account registered in the futures broker's name; however, the futures broker can gain access to that account only under certain specified conditions. As the Future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis.

      At any time prior to the expiration of the Future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund. Any gain or loss is then realized by the Fund on the Future for tax purposes. Although Stock Index Futures by their terms call for settlement by the delivery of cash, in most cases the settlement obligation is fulfilled without such delivery by entering into an offsetting transaction. All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

      o Writing Covered Calls. As described in the Prospectus, the Fund may write covered calls. When the Fund writes a call on an investment, it receives a premium and agrees to sell the callable investment to a purchaser of a corresponding call during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying investment) regardless of market price changes during the call period. To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium received on the call the Fund has written is more or less than the price of the call the Fund subsequently purchased. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Those profits are considered short-term capital gains for Federal income tax purposes, as are premiums on lapsed calls, and when distributed by the Fund are taxable as ordinary income. If the Fund could not effect a closing purchase transaction due to the lack of a market, it would have to hold the callable investment until the call lapsed or was exercised.

      The Fund may also write calls on Futures without owning a futures contract or deliverable securities, provided that at the time the call is written, the Fund covers the call by segregating in escrow an equivalent dollar value of deliverable securities or liquid assets of any type, including equity and debt securities. The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Future. In no circumstances would an exercise notice as to a Future put the Fund in a short futures position.

     o Writing Put Options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. Writing a put covered by segregated liquid assets equal to the exercise price of the put has the same economic effect to the Fund as writing a covered call. The premium the Fund receives from writing a put option represents a profit, as long as the price of the underlying investment remains above the exercise price. However, the Fund has also assumed the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even though the value of the investment may fall below the exercise price. If the put expires unexercised, the Fund (as the writer of the put) realizes a gain in the amount of the premium less transaction costs. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price, which will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss, equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs incurred.

      When writing put options on securities, to secure its obligation to pay for the underlying security, the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets. As long as the obligation of the Fund as the put writer continues, it may be assigned an exercise notice by the exchange or broker-dealer through whom such option was sold, requiring the Fund to exchange currency at the specified rate of exchange or to take delivery of the underlying security against payment of the exercise price. The Fund may have no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. This obligation terminates upon expiration of the put, or such earlier time at which the Fund effects a closing purchase transaction by purchasing a put of the same series as that previously sold. Once the Fund has been assigned an exercise notice, it is thereafter not allowed to effect a closing purchase transaction.

      The Fund may effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent an underlying security from being put. Furthermore, effecting such a closing purchase transaction will permit the Fund to write another put option to the extent that the exercise price thereof is secured by the deposited assets, or to utilize the proceeds from the sale of such assets for other investments by the Fund. The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the option. As above for writing covered calls, any and all such profits described herein from writing puts are considered short-term capital gains for Federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

      o Purchasing Puts and Calls. The Fund may purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund purchases a call, it pays a premium (other than in a closing purchase transaction), and, except as to calls on stock indices, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. In purchasing a call, the Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price, transaction costs, and the premium paid, and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payment and the right to purchase the underlying investment. When the Fund purchases a call on a stock index, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund.

     When the Fund purchases a put, it pays a premium and, except as to puts on stock indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment the Fund owns (a "protective put") enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration and the Fund will lose the premium payment and the right to sell the underlying investment. However, the put may be sold prior to expiration (whether or not at a profit).

     Puts and calls on stock indices or Stock Index Futures are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements of individual securities or futures contracts. When the Fund buys a call on a stock index or Stock Index Future, it pays a premium. If the Fund exercises the call during the call period, a seller of a corresponding call on the same investment will pay the Fund an amount of cash to settle the call if the closing level of the stock index or Future upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the call and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When the Fund buys a put on a stock index or Stock Index Future, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund's exercise of its put, to deliver cash to the Fund to settle the put if the closing level of the stock index or Stock Index Future upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls.

      When the Fund purchases a put on a stock index, or on a Stock Index Future not owned by it, the put protects the Fund to the extent that the index moves in a similar pattern to the securities the Fund holds. The Fund can either resell the put or, in the case of a put on a Stock Index Future, buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price, and as a result the put is not exercised, the put will become worthless on the expiration date. In the event of a decline in price of the underlying investment, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities.


      The Fund's option activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put. The Fund may pay a brokerage commission each time it buys a put or call, sells a call, or buys or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than the commissions for direct purchase or sales of the underlying investments.


      Premiums paid for options are small in relation to the market value of the underlying investments and, consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investments.

      o Options on Foreign Currency. The Fund may write and purchase calls on foreign currencies. The Fund may purchase and write puts and calls on foreign currencies that are traded on a securities or commodities exchange or over-the-counter markets or are quoted by major recognized dealer in such options. It does so to protect against declines in the dollar value of foreign securities and against increases in the dollar cost of foreign securities to be acquired. If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of such securities may be partially offset by purchasing calls or writing puts on that foreign currency. If a decline in the dollar value of a foreign currency is anticipated, the decline in value of portfolio securities denominated in that currency may be partially offset by writing calls or purchasing puts on that foreign currency. However, in the event of currency rate fluctuations adverse to the Fund's position, it would lose the premium it paid and transaction costs.


      A call written on a foreign currency by the Fund is covered if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund) upon conversion or exchange of other foreign currency held in its portfolio. A call may be written by the Fund on a foreign currency to provide a hedge against a decline due to an expected adverse change in the exchange rate in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. This is a cross-hedging strategy. In such circumstances, the Fund collateralizes the option by maintaining in a segregated account cash or U.S. Government Securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

      o Foreign Contracts. The Fund may enter into foreign currency exchange contracts ("Forward Contracts"), which obligate the seller to deliver and the purchaser to take a specific amount of foreign currency at a specific future date for a fixed price. A Forward Contract involves bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts are generally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The Fund may enter into a Forward Contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled, or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency.

      There is a risk that use of Forward Contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. Forward contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to other Futures. The fund may also enter into a forward contract to sell a foreign currency denominated in a currency other than that in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as "cross hedging." The success of cross hedging is dependent on many factors, including the ability of the Manager to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, the Fund may experience losses or gains on both the underlying security and the cross currency hedge.

      The Fund may use Forward Contracts to protect against uncertainty in the level of future exchange rates. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

      There is no limitation as to the percentage of the Fund's assets that may be committed to foreign currency exchange contracts. The Fund does not enter into such forward contracts or maintain a net exposure in such contracts to the extent that the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's assets denominated in that currency, or enter into a "cross hedge," unless it is denominated in a currency or currencies that the Manager believes will have price movements that tend to correlate closely with the currency in which the investment being hedged is denominated. See "Tax Aspects of Covered Calls and Hedging Instruments" below for a discussion of the tax treatment of foreign currency exchange contracts.

      The Fund may enter into Forward Contracts with respect to specific transactions. For example, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates receipt of dividend payments in a foreign currency, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction ("transaction hedge"). The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the dividend payment is declared, and the date on which such payments are made or received.

     The Fund may also use Forward Contracts to lock in the U.S. dollar value of portfolio positions ("position hedge"). In a position hedge, for example, when the Fund believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount. In this situation the Fund may, in the alternative, enter into a forward contract to seek a different foreign currency for a fixed U.S. dollar amount where the Fund believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated ("cross hedge").


      The Fund will place liquid assets of any type in a separate account having a value equal to the aggregate amount of the Fund's commitments under forward contracts to cover its short positions. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's net commitments with respect to such contracts. As an alternative to maintaining all or part of the separate account, The Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price, or the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered in such contracts.


     The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs.

      At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of each particular counterparty under a Forward Contract.

     Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert all of its holdings of foreign currency deposits into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

      o Regulatory Aspects of Hedging Instruments. The Fund is required to operate within certain guidelines and restrictions with respect to its use of futures and options thereon as established by the Commodities Futures Trading Commission ("CFTC"). In particular, the Fund is excluded from registration as a "commodity pool operator" if it complies with the requirements of Rule 4.5 adopted by the CFTC. Under this Rule, the Fund is not limited regarding the percentage of its assets committed to futures margins and related options premiums subject to a hedge position. However, under the Rule the Fund must limit its aggregate initial futures margins and related options premiums to 5% or less of the Fund's total assets for hedging strategies that are considered bona fide hedging strategies under the Rule. Under the Rule the Fund also must use short future options on futures positions solely for bona fide hedging purposes within the meaning and intent of applicable provisions of the Commodity Exchange Act.

      Transactions in options by the Fund are subject to limitations established by option exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus the number of options which the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser). The exchanges also impose position limits on Futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Due to requirements under the Investment Company Act, when the Fund purchases a Future, the Fund will maintain, in a segregated account, liquid assets of any type, including equity and debt securities of any grade, in an amount equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.

     o Additional Information About Hedging Instruments and Their Use. The Fund's Custodian, or a securities depository acting for the Custodian, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written options traded on exchanges or as to other acceptable escrow securities, so that no margin will be required for such transactions. OCC will release the securities on the expiration of the option or upon the Fund's entering into a closing transaction. An option position may be closed out only on a market which provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.


      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the call or put. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium; if the Fund enters into a closing purchase transaction, it will have a gain or loss depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund. In the case of foreign securities and corporate bonds, when last sale information is not generally available, such pricing procedures may include "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity and other special factors involved. The Manager may use pricing services approved by the Board of Trustees to price any of the types of securities described above. The Manager will monitor the accuracy of such pricing services, which may include comparing prices used for portfolio evaluation to actual sales prices of selected securities.


      When the Fund writes an over-the-counter("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer, which would establish a formula price at which the Fund would have the absolute right to repurchase that OTC option. That formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the extent to which the option is "in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of the limit on its assets that may be invested in the illiquid securities, stated in the Prospectus) the marked-to-market value of any OTC option held by it. The Securities and Exchange Commission ("SEC") is evaluating whether OTC options should be considered liquid securities, and the procedure described above could be affected by the outcome of that evaluation.

      The Fund's option activities may affect its turnover rate and brokerage commissions. The exercise of calls written by the Fund may cause the Fund to sell related portfolio securities, thus increasing its turnover rate in a manner beyond the Fund's control. The exercise by the Fund of puts on securities will cause the sale of related investments, increasing portfolio turnover. Although such exercise is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons which would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys a put or call, sells a call, or buys or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those which would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments, and consequently, put and call options offer large amounts of leverage. The leverage offered by trading options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investments.

      o Tax Aspects of Covered Calls and Hedging Instruments. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      Certain foreign currency exchange contracts (Forward Contracts) in which the Fund may invest are treated as "section 1256 contracts." Gains or losses relating to section 1256 contracts generally are characterized under the Internal Revenue Code as 60% long-term and 40% short-term capital gains or losses. However, foreign currency gains or losses arising from certain section 1256 contracts (including Forward Contracts) generally are treated as ordinary income or loss. In addition, section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt these transactions from this marked-to-market treatment.

      Certain Forward Contracts entered into by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent such loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of foreign currency forward contracts, gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as an ordinary gain or loss. Currency gains and losses are offset against market gains and losses on each trade before determining a net "section 988" gain or loss under the Internal Revenue Code, which may ultimately increase or decrease the amount of the Fund's investment company income available for distribution to its shareholders.

      o Risks of Hedging With Options and Futures. An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. In addition to the risks associated with hedging that are discussed in the Prospectus and above, there is a risk in using short hedging by (i) selling Stock Index Futures or (ii) purchasing puts on stock indices or Stock Index Futures to attempt to protect against declines in the value of the Fund's equity securities. The risk is that the prices of Stock Index Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Fund's equity securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offering transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depends on the participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

      The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of equity securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of equity securities being hedged if the historical volatility of the prices of the equity securities being hedged is more than the historical volatility of the applicable index. It is also possible that if the Fund has used hedging instruments in a short hedge, the market may advance and the value of equity securities held in the Fund's portfolio may decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value in its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of equity securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      If the Fund uses hedging instruments to establish a position in the equities markets as a temporary substitute for the purchase of individual equity securities (long hedging) by buying Stock Index Futures and/or calls on such Futures, on securities or on stock indices, it is possible that the market may decline. If the Fund then concludes not to invest in equity securities at that time because of concerns as to a possible further market decline or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the equity securities purchased.

      o Convertible Securities. While convertible securities are a form of debt security in many cases, their conversion feature (allowing conversion into equity securities) causes them to be regarded more as "equity equivalents." As a result, the rating assigned to the security has less impact on the Manager's investment decision with respect to convertible securities than in the case of non-convertible fixed-income securities. To determine whether convertible securities should be regarded as "equity equivalents," the Manager examines the following factors: (1) whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer, (2) whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis (considering the effect of converting the convertible securities), and (3) the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

Other Investment Restrictions

      The Fund's most significant investment restrictions are set forth in the Prospectus. The following are fundamental policies, and together with the Fund's fundamental polices described in the Prospectus, cannot be changed without the vote of a "majority" of the Fund's outstanding voting securities. Such a "majority" vote is defined in the Investment Company Act as the vote of the holders of the lesser of (i) 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present, or (ii) more than 50% of the outstanding shares.

      Under these additional restrictions, the Fund cannot:

      o lend money, but the Fund can engage in repurchase transactions and can invest in all or a portion of an issue of bonds, debentures, commercial paper, or other similar corporate obligations; the Fund may also make loans of portfolio securities subject to the restrictions set forth in the Prospectus and above under the caption "Loans of Portfolio Securities";

      o underwrite securities of other companies, except insofar as it might be deemed to be an underwriter for purposes of the Securities Act of 1933 in the resale of any securities held in its own portfolio;

      o invest in physical commodities or physical commodity contracts; however, the Fund may (i) buy and sell hedging instruments to the extent specified in its Prospectus from time to time and (ii) buy and sell options, futures, securities or other instruments backed by, or the investment return from which, is linked to changes in the price of, physical commodities;

      o invest in real estate or interests in real estate, but may purchase readily marketable securities of companies holding real estate or interests therein;

      o issue "senior securities", but this does not prohibit it from borrowing money subject to the provisions set forth in the Prospectus and in the section titled "Borrowing for Leverage" or entering into margin, collateral or escrow arrangements as permitted by its other investment policies.

      As a matter of fundamental policy, the Fund also may invest all of its assets in the securities of a single open-end management investment company for which the Manager or one of its subsidiaries or a successor is advisor or sub-advisor, notwithstanding any other fundamental investment policy or limitation. That other fund must have substantially the same fundamental investment objective, policies and limitations as the Fund. The Fund is permitted by this policy (but not required) to adopt a "master-feeder" structure in which the Fund and other "feeder" funds would invest all of their assets in a single pooled "master fund" in an effort to take advantage of potential efficiencies. The Fund has no present intention of adopting a "master-feeder" structure, and would be required to update its Prospectus and this Statement of Additional Information prior to its doing so.

Non-Fundamental Investment Restrictions. The following operating policies of the Fund are not fundamental policies and, as such, may be changed by vote of a majority of the Fund's Board of Trustees without shareholder approval. These additional restrictions provide that the Fund cannot:

     o invest in companies for the primary purpose of acquiring control or management thereof;

      o invest in or hold securities of any issuer if those officers and trustees of the Fund or officers and directors of its advisor owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of that issuer;

      o purchase securities on margin; however, the Fund can make margin deposits in connection with any of the hedging instruments permitted by any of its other investment policies;

      o mortgage or pledge any of its assets; this does not prohibit the escrow arrangements contemplated by the writing of covered call options or other collateral or margin arrangements in connection with any of the hedging instruments permitted by any of its other investment policies.

      The percentage restrictions described above and in the Prospectus (other than the percentage limitations that apply on an ongoing basis) apply only at the time of investment and require no action by the Fund as a result of subsequent changes in relative values.

     For purposes of the Fund's policy not to concentrate its assets, described in "Other Investment Restrictions" in the Prospectus, the Fund has adopted the industry classifications set forth in the Appendix to this Statement of Additional Information. This is not a fundamental policy.

How the Fund Is Managed

Organization and History. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Trustees or upon proper request of the shareholders. Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. In addition, if the Trustees receive a request from at least 10 shareholders (who have been shareholders for at least six months) holding shares of the Fund valued at $25,000 or more or holding at least 1% of the Fund's outstanding shares, whichever is less, stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communications to all other shareholders at the applicants' expense, or the Trustees may take such other action as set forth under Section 16(c) of the Investment Company Act.

      The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations, and provides for indemnification and reimbursement of expenses out of its property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances, the risk of a Fund shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations described above. Any person doing business with the Trust, and any shareholder of the Trust, agrees under the Trust's Declaration of Trust to look solely to the assets to the Trust for satisfaction of any claim or demand which may arise out of any dealings with the Trust, and the Trustees shall have no personal liability to any such person, to the extent permitted by law.


Trustees and Officers of the Fund. The Fund's Trustees and officers are listed below, together with principal occupations and business affiliations during the past five years. The address of each is Two World Trade Center, 34th Floor, New York, New York 10048, except as noted. All of the Trustees are also directors or trustees of the Oppenheimer Quest For Value Funds (consisting of the following series: Oppenheimer Quest Growth & Income Value Fund, Oppenheimer Quest Officers Value Fund, Oppenheimer Quest Opportunity Value Fund and Oppenheimer Quest Small Cap Value Fund), Oppenheimer Quest Global Value Fund, Inc., Oppenheimer Quest Value Fund, Inc. and Oppenheimer Quest Capital Value Fund, Inc. (collectively, the "Oppenheimer Quest Funds"), and Rochester Fund Municipals, Rochester Portfolio Series - Limited Term New York Municipal Fund and Bond Fund Series - Oppenheimer Convertible Securities Fund (collectively, the "Oppenheimer Rochester Funds"). Ms. Macaskill and Messrs. Bowen, Bishop, Donohue, Farrar and Zack hold the same offices with the Oppenheimer Quest Funds and the Oppenheimer Rochester Funds as with the Fund. As of May 5, 1998, the Trustees and officers of the Fund as a group owned less than 1% of the outstanding shares of each class of the Fund. The foregoing does not include shares held of record by an employee benefit plan for employees of the Manager (one of the Trustees of the Fund listed below, Ms. Macaskill, and one of the officers, Mr. Donohue, are trustees of that plan), other than the shares beneficially owned under that plan by officers of the Fund listed below.

Bridget A. Macaskill, Chairman of the Board of Trustees and President(1); Age:49 President (since June 1991), Chief Executive Officer (since September 1995) and a Director (since December 1994) of the Manager; President and director (since June 1991) of HarbourView Asset Management Corporation ("HarbourView"), a subsidiary of the Manager; Chairman and a director of Shareholder Services, Inc. ("SSI") (since August 1994) and Shareholder Financial Services, Inc. ("SFSI") (September 1995), transfer agent subsidiaries of the Manager; President (since September 1995) and a director (since October 1990) of Oppenheimer Acquisition Corp. ("OAC"), the Manager's parent holding company; President (since September
1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc. (since July 1996); President and a director (since October 1997) of OppenheimerFunds International Ltd. ("OFIL"), an offshore fund manager subsidiary of the Manager and Oppenheimer Millennium Funds plc (since October 1997); President and a director of other Oppenheimer funds; a director of the NASDAQ Stock Market, Inc. and of Hillsdown Holdings plc (a U.K. food company); formerly an Executive Vice President of the Manager.

------------------------
 (1) a trustee who is an "interested person" of the Fund as defined in the Investment Company Act.

Paul Y. Clinton, Trustee; Age: 67
39 Blossom Avenue,  Osterville,  Massachusetts 02655
Principal of Clinton Management Associates (financial and venture capital consulting firm); Trustee of Capital Cash Management Trust (money-market fund) and Narragansett Tax-Free Fund (tax-exempt bond fund); Director of OCC Cash Reserves, Inc. and Trustee of OCC Accumulation Trust, (both open-end investment companies). Formerly: Director, External Affairs, Kravco Corporation (national real estate owner and property management corporation); President of Essex Management Corporation (management consulting company); a general partner of Capital Growth Fund (venture capital partnership); a general partner of Essex Limited Partnership (investment partnership); President of Geneve Corp. (venture capital fund); Chairman of Woodland Capital Corp. (small business investment company); and Vice President of W.R. Grace & Co.


Thomas W. Courtney, Trustee; Age 64
833 Wyndemere Way, Naples, Florida 34105
Principal of Courtney Associates, Inc. (venture capital firm); former General Partner of Trivest Venture Fund (private venture capital fund); Trustee of Cash Assets Trust, (money market fund); Director of OCC Cash Reserves, Inc., and Trustee of OCC Accumulation Trust, both open-end investment companies); Trustee of Hawaiian Tax-Free Trust and Tax Free Trust of Arizona, (both tax-exempt bond funds); Director of several privately owned corporations. Formerly President of Investment Counseling Federated Investors, Inc.; former President of Boston Company Institutional Investors; Director of Financial Analysts Federation.


Lacy B. Herrmann, Trustee; Age: 69
380 Madison Avenue, Suite 2300, New York, New York 10017
Chairman and Chief Executive Officer of Aquila Management Corporation (sponsoring organization and Administrator and/or Sub-Adviser to the following open-end investment companies, and Chairman of the Board of Trustees and President of each: Churchill Cash Reserves Trust, Aquila Cascadia Equity Fund, Pacific Capital Cash Assets Trust, Pacific Capital U.S. Treasuries Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Prime Cash Fund, Narragansett Insured Tax-Free Income Fund, Tax-Free Fund For Utah, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund of Colorado, Tax-Free Trust of Oregon, Tax-Free Trust of Arizona, Hawaiian Tax-Free Trust, and Aquila Rocky Mountain Equity Fund); Vice President, Director, Secretary, and formerly Treasurer of Aquila Distributors, Inc., distributor of the above funds; President and Chairman of the Board of Trustees of Capital Cash Management Trust ("CCMT"), and an Officer and Trustee/Director of its predecessors; President and Director of STCM Management Company, Inc. (sponsor and adviser to CCMT; Chairman, President and a Director of InCap Management Corporation (formerly sub-adviser and administrator of Prime Cash Fund and Short Term Asset Reserves); Director of OCC Cash Reserves, Inc., and Trustee of OCC Accumulation Trust (both open-end investment companies); Trustee Emeritus of Brown University.


George Loft, Trustee; Age: 83
51 Herrick Road, Sharon, Connecticut 06069
Private Investor; Director of OCC Cash Reserves, Inc. and Trustee of OCC Accumulation Trust (both open-end investment companies).

Bruce Bartlett, Vice President and Portfolio Manager; Age: 48
Vice President of the Manager (April 1995); an officer of other Oppenheimer funds; formerly a Vice President and Senior Portfolio Manager at First of America Investment Corp.


Andrew J. Donohue, Secretary; Age: 47
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a Director  (since  September  1995) of the  Manager;  Executive  Vice
President (since September 1993), and a director (since January 1992) of OppenheimerFunds Distributor, Inc. (the "Distributor"); Executive Vice
President, General Counsel and a director of HarbourView, SSI, SFSI and Oppenheimer Partnership Holdings, Inc. since (September 1995) and MultiSource Services, Inc. (a broker-dealer) (since December 1995); President and a director of Centennial Asset Management Corporation ("Centennial") (since September
1995); President and a director of Oppenheimer Real Asset Management, Inc. (since July 1996); General Counsel (since May 1996) and Secretary (since April
1997) of OAC; Vice President of OFIL and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

George C. Bowen, Treasurer; Age: 61
6803 South Tucson Way, Englewood, Colorado 80112
Senior Vice President (since September 1987) and Treasurer (since March 1985) of the Manager; Vice President (since June 1983) and Treasurer (since March 1985) of the Distributor; Vice President (since October 1989) and Treasurer (since April 1986) of HarbourView; Senior Vice President (since February 1992), Treasurer (since July 1991) and a director (since December 1991) of Centennial; President, Treasurer and a director of Centennial Capital Corporation (since June 1989); Vice President and Treasurer (since August 1978) and Secretary (since April 1981) of SSI; Vice President, Treasurer and Secretary of SFSI (since November 1989); Treasurer of OAC (since June 1990); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Chief Executive Officer, Treasurer and a director of MultiSource Services, Inc., a broker-dealer (since December 1995); a director and an officer of other Oppenheimer funds.


Robert Bishop, Assistant Treasurer; Age: 39
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a
Fund Controller for the Manager.

Scott T. Farrar, Assistant Treasurer; Age: 32
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for the Manager.

Robert G. Zack, Assistant Secretary; Age: 49
Senior Vice President (since May 1985) and Associate  General Counsel (since May
1981) of the Manager, Assistant Secretary of SSI (since May 1985), and SFSI (since November 1989); Assistant Secretary of Oppenheimer Millennium Funds plc (since October 1997); an officer of other
Oppenheimer funds.


o Remuneration of Trustees. The officers of the Fund and Ms. Macaskill, a Trustee, are officers or directors of the Manager and receive no salary or fee from the Fund. The remaining Trustees of the Fund are expected to receive the compensation shown below from the Fund with respect to the Fund's current fiscal year ending October 31, 1998. The "Total Compensation From Fund Complex" includes the Fund and is compensation received as a director, trustee or member of a committee of the Board of those funds paid during the calendar year ended December 31, 1997.


                            Aggregate        Benefits       Estimated      Total
                            Compensation     Accrued as     Annual         Compensation
                            from the         Part of Fund   Benefits Upon  From Fund
Name of Person              Fund(1)          Expenses       Retirement     Complex(2)

Paul Y. Clinton              $7,750          None           None        $71,425
Thomas W. Courtney           $7,750          None           None        $71,425
Lacy B. Herrmann             $7,750          None           None        $71,425
George Loft                  $7,750          None           None        $71,425

----------------------

(1) Estimated to be received during the current fiscal year ending October 31, 1998. (2) For the purpose of the chart above, "Fund Complex" includes the Fund, the Oppenheimer Quest Funds and the Oppenheimer Rochester Funds. For these purposes, each series constitutes a separate fund.

Deferred Compensation Plan. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested Trustees that enables a Trustee to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may, without shareholder approval, invest in the funds selected by the Trustee under the plan for the limited purpose of determining the value of the Trustee's deferred fee account.

o Major Shareholders. As of May 5, 1998, no person owned of record or was known by the Fund to own beneficially 5% or more of the Fund's outstanding Class A, Class B, Class C or Class Y shares except: RPSS TR IRA FBO Blaise P. Aluise, 50 Greenock Road, Delmar, New York 12054-3527 which owned of record 30,090.271 Class C shares (approximately 30.20% of the Class C shares then outstanding); Merrill Lynch Pierce Fenner & Smith (for the benefit of its customers), 4800 Deer Lake Drive, 3rd Floor, Jacksonville, Florida 32246-6484 which owned of record 8,969.921 Class C shares (approximately 9.00% of the Class C shares then outstanding); Donaldson Lufkin Jenrette Securities Corporation Inc., P.O. Box 2052, Jersey City, New Jersey 07303-9998 which owned of record 5,948.403 Class C shares (approximately 5.97% of the Class C shares then outstanding); RPSS TR SEP IRA Industrial Painting & Waterproofing Co., 270 S. Mohler Drive, Anaheim,
California 92808-1323 which owned of record 5,579.009 Class C shares (approximately 5.60% of the Class C shares then outstanding); and the Manager which was the sole initial shareholder of the Fund's Class Y shares as of such date.


The Manager and Its Affiliates. The Manager is wholly-owned by Oppenheimer Acquisition Corp. ("OAC"), a holding company controlled by Massachusetts Mutual Life Insurance Company. OAC is also owned in part by certain of the Manager's directors and officers, some of whom also serve as officers of the Fund, and one of whom (Ms. Macaskill) serves as an officer and Trustee of the Fund.

     The Manager and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and strictly enforced by the Manager.


     o Portfolio Management. The Portfolio Manager of the Fund is Bruce Bartlett, who became the person principally responsible for the day-to-day management of the Fund's portfolio on April 1, 1998. Mr. Bartlett's background is described in the Prospectus under "Portfolio Manager."

Other members of the Manager's Equity Portfolio Department provide the Portfolio Manager with counsel and support in managing the Fund's portfolio.


     o The Investment Advisory Agreement. The Investment Advisory Agreement between the Manager and the Fund requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment, and to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund, including the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.


      Expenses  not  expressly  assumed  by the  Manager  under  the  Investment
Advisory Agreement or by the Distributor under the General Distributor's Agreement are paid by the Fund. The Investment Advisory Agreement lists examples of expenses paid by the Fund, the major categories of which relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. For the Fund's fiscal period from December 1, 1997 (commencement of operations) to February 28, 1998, the management fees paid by the Fund to the Manager totaled $5,293.


      The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or reckless disregard for its obligations and duties thereunder, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties thereunder. The Investment Advisory Agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the right of the Fund to use the name "Oppenheimer" as part of its name may be withdrawn.

     o The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's Class A, Class B, Class C and Class Y shares but is not obligated to sell a specific number of shares. Expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses (other than those furnished to existing shareholders), are borne by the Distributor. For additional information about distribution of the Fund's shares and the expenses connected with such activities, please refer to "Distribution and Service Plans," below. During the Fund's fiscal period December 1, 1997 (commencement of operations) to February 28, 1998, the aggregate sales charges on sales of the Fund's Class A shares were $15,612, of which the Distributor and an affiliated broker-dealer retained in the aggregate $3,509. During this period, no contingent deferred sales charges were collected on the Fund's Class B and Class C shares.


      o The Transfer Agent. OppenheimerFunds Services acts as the Fund's Transfer Agent pursuant to a Transfer Agency and Service Agreement dated October 1, 1997. Pursuant to the Agreement, the Transfer Agent is responsible for maintaining the Fund's shareholder registry and shareholder accounting records and for shareholder servicing and administrative functions. As compensation therefor, the Fund is obligated to pay the Transfer Agent an annual maintenance fee for each Fund shareholder account and reimburse the Transfer Agent for its out of pocket expenses.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the Investment Advisory Agreement is to arrange the portfolio transactions for the Fund. The Investment Advisory Agreement contains provisions relating to the employment of broker-dealers ("brokers") to effect the Fund's portfolio transactions. In doing so, the Manager is authorized by the Investment Advisory Agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act, as may, in its best judgment based on all relevant factors, implement the policy of the Fund to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Manager need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees.

      Under the Investment Advisory Agreement, the Manager is authorized to select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager of its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would have charged if a good faith determination is made by the Manager that the commission is fair and reasonable in relation to the services provided. Subject to the foregoing considerations, the Manager may also consider sales of shares of the Fund and other investment companies managed by the Manager or its affiliates as a factor in the selection of brokers for the Fund's portfolio transactions.

Description of Brokerage Practices Followed by the Manager. Subject to the provisions of the Investment Advisory Agreement and the procedures and rules described above, allocations of brokerage are generally made by the Manager's portfolio traders based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage, also subject to the provisions of the Investment Advisory Agreement and the procedures and rules described above. In either case, brokerage is allocated under the supervision of the Manager's executive officers. Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. Brokerage commissions are paid primarily for effecting transactions in listed securities and/or for certain fixed-income agency transactions in the secondary market, and are otherwise paid only if it appears likely that a better price or execution can be obtained. When the Fund engages in an option transaction, ordinarily the same broker will be used for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates are combined. The transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Most purchases of money market instruments and debt obligations are principal transactions at net prices. Instead of using a broker for those transactions, the Fund normally deals directly with the selling or purchasing principal or market maker unless it determines that a better price or execution can be obtained by using a broker. Purchases of these securities from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked price. The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

      The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates, and investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. Such research, which may be supplied by a third part at the instance of a broker, includes information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid for in commission dollars. The Board of Trustees has permitted the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions. The Board has also permitted the Manager to use stated commissions on secondary fixed-income agency trades to obtain research where the broker has represented to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.

     The research services provided by brokers broaden the scope and supplement the research activities of the Manager, by making available additional views for consideration and comparisons, and by enabling the Manager to obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase. The Board of Trustees, including the "independent" Trustees of the Fund (those Trustees of the Fund who are not "interested persons" as defined in the Investment Company Act, and who have no direct or indirect financial interest in the operation of the Investment Advisory Agreement or the Distribution and Service Plans described below) annually reviews information furnished by the Manager as to the commissions paid to brokers furnishing such services so that the Board may ascertain whether the amount of such commissions was reasonably related to the value or benefit of such services. During the period December 1, 1997 (commencement of operations) through February 28, 1998, total brokerage commissions paid by the Fund (not including spreads or concessions on principal transactions on a net trade basis) were $5,002. During such period, $2,847 was paid for research services; the aggregate dollar amount of those transactions was $1,658,732.


Performance of the Fund

Total Return Information. As described in the Prospectus, from time to time the "average annual total return," "cumulative total return," "average annual total return at net asset value" and "total return at net asset value" of an investment in a class of shares of the Fund may be advertised. An explanation of how these total returns are calculated for each class and the components of those calculations is set forth below.

      The Fund's advertisements of its performance data must, under applicable rules of the Securities and Exchange Commission, include the average annual total returns for each advertised class of shares of the Fund for the 1, 5, and 10-year periods (or the life of the class, if less) ending as of the most recently-ended calendar quarter prior to the publication of the advertisement. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its returns and share prices are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Returns for any given past period are not a prediction or representation by the Fund of future returns. The returns of each class of shares of the Fund are affected by portfolio quality, the type of investments the Fund holds and its operating expenses allocated to the particular class.

      o Average Annual Total Returns. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV") of that investment, according to the following formula:

                 1/n
            (ERV)
            (---)   -1 = Average Annual Total Return
            ( P )

      o Cumulative Total Returns. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows: {ERV -P} over

            ERV - P
            ------- = Total Return
              P



      In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as described below). In calculating total returns for Class B shares, the payment of the contingent deferred sales charge, (5% for the first year, 4% for the second year, 3% for the third and fourth years, 2% for the fifth year, 1% for the sixth year and none thereafter) is applied to the investment result for the period shown. For Class C shares, the 1.0% contingent deferred sales charge is applied to the investment result for the one-year period (or less). Total returns also assume that all dividends and capital gains distributions during the period are reinvested at net asset value per share, and that the investment is redeemed at the end of the period. The cumulative total returns on an investment in Class A, Class B and Class C shares of the Fund for the period December 1, 1997 (commencement of operations) to February 28, 1998 were 11.31%, 12.80%, and 16.90%, respectively.

      o Total Returns at Net Asset Value. From time to time the Fund may also quote an average annual total return at net asset value or a cumulative total return at net asset value for Class A, Class B, Class C or Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions. The cumulative total returns at net asset value on an investment in Class A, Class B, Class C and Class Y shares of the Fund for the period December 1, 1997 (commencement of operations) to February 28, 1998 were 18.10%, 17.80%, 17.90% and 18.20%, respectively.


      Total return information may be useful to investors in reviewing the performance of the Fund's Class A, Class B, Class C or Class Y shares. However, when comparing total return of an investment in Class A, Class B, Class C or Class Y shares of the Fund with that of other alternatives, investors should understand that as the Fund is an equity fund seeking capital appreciation, its shares are subject to greater market risks and volatility than shares of funds having other investment objectives and that the Fund is designed for investors who are willing to accept greater risk of loss in the hopes of realizing greater gains.

Other Performance Comparisons. From time to time the Fund may also include in its advertisements and sales literature performance information about the Fund or rankings of the Fund's performance cited in newspapers or periodicals, such as The New York Times. These articles may include quotations of performance from other sources, such as Lipper Analytical Services, Inc. ("Lipper") or Morningstar, Inc. Lipper is a widely-recognized independent mutual fund monitoring service that monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives. The performance of the Fund's classes of shares is ranked against (i) all other funds and (ii) all other capital appreciation funds. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes in terms of consideration.

      From time to time the Fund may publish the star ranking of the performance of its Class A, Class B, Class C and Class Y shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar ranks mutual funds in broad investment categories; (domestic stock funds, international stock funds, taxable bond funds and municipal bond funds) based on risk-adjusted total investment returns. The Fund is ranked among domestic stock funds. Investment return measures a fund's or class' one, three, five and ten-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk measures a fund's or class' performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star rankings reflecting performance relative to the average fund in the fund's category. Five stars is the "highest" ranking (top 10%), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star ranking is the fund's or class' 3-year ranking or its combined 3- and 5-year ranking (weighted 60%/40%, respectively) or its combined 3-, 5- and 10-year ranking (weighted 40%, 30% and 30%, respectively), depending on the inception of the fund or class. Rankings are subject to change monthly.

     The Fund may also compare its performance to that of other funds in its Morningstar category. In addition to its star ranking, Morningstar also categorizes and compares a fund's 3-year performance based on Morningstar's classification of the fund's investments and investment style, rather than how a fund defines its investment objective. Morningstar's four broad categories (domestic equity, international equity, municipal bond and taxable bond) are each further subdivided into categories based on types of investments and investment styles. Those comparisons by Morningstar are based on the same risk and return measurements as its star rankings but do not consider the effect of sales charges.


      The total return on an investment in the Fund's Class A, Class B, Class C or Class Y shares may be compared with the performance for the same period of the S&P MidCap 400 Index, an unmanaged index of 400 domestic stocks selected on the basis of market size, liquidity and industry group representation. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in this index. Moreover, the index performance data does not reflect any assessment of the risk of investments included in the index.


     From time to time, the Fund's Manager may publish rankings or ratings of the Manager (or Transfer Agent) or the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder/investor services by third parties may compare the Oppenheimer funds services to those of other mutual fund families selected by the rating or ranking services, and may be based upon the opinions of the rating or ranking service itself, using its own research or judgment, or based upon surveys of investors, brokers, shareholders or others.

Distribution and Service Plans

     The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares of the Fund under Rule 12b-1 of the Investment Company Act, pursuant to which the Fund makes payments to the Distributor in connection with the distribution and/or servicing of the shares of that class, as described in the Prospectus. There is no such Plan for Class Y shares. Each Plan has been approved by a vote of (i) the Board of Trustees of the Fund, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that Plan, and (ii) the holders of a "majority" (as defined in the Investment Company Act) of the shares of each class, in each instance that vote having been cast by the Manager as the sole initial holder of shares of that class.

      In addition, under the Plans the Manager and the Distributor, in their sole discretion, from time to time may use their own resources (which, in the case of the Manager, may include profits from the advisory fee it receives from the Fund) to make payments to brokers, dealers or other financial institutions (each is referred to as a "Recipient" under the Plans) for distribution and administrative services they perform, at no cost to the Fund. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of payments they make from their own resources to Recipients.

      Unless terminated as described below, each Plan continues in effect from year to year but only as long as its continuance is specifically approved at least annually by the Fund's Board of Trustees and its Independent Trustees by a vote cast in person at a meeting called for the purpose of voting on such continuance. Each Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class. None of the Plans may be amended to increase materially the amount of payments to be made unless such amendment is approved by shareholders of the Class affected by the amendment. In addition, because Class B shares automatically convert into Class A shares after six years, the Fund is required by a Securities and Exchange Commission rule to obtain the approval of Class B as well as Class A shareholders for a proposed amendment to the Class A plan that would materially increase payments under the plan. Such approval must be by a "majority" of the Class A and Class B shares (as defined in the Investment Company Act) voting separately by class. All material amendments must be approved by the Independent Trustees.

      While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports to the Fund's Board of Trustees at least quarterly for its review, detailing the services rendered in connection with the distribution of the Fund's shares, the amount of all payments made pursuant to each Plan and the purpose for which payments were made. The reports shall also include the distribution costs for that quarter. Those reports, including the allocations on which they are based, will be subject to the review and approval of the Independent Trustees in the exercise of their fiduciary duty. Each Plan further provides that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in such selection and nomination if the final decision on selection or nomination is approved by a majority of the Independent Trustees.

      Under the Plans, no payment will be made to any Recipient in any quarter if the aggregate net asset value of all Fund shares held by the Recipient for itself and its customers does not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Fund's Independent Trustees. Initially, the Board of Trustees has set the fee at the maximum rate and set no minimum amount of assets to qualify for payment.


      For the period December 1, 1997 (commencement of operations) to February 28, 1998, payments under the Class A Plan totaled $1,051, of which $7 was paid to MML Investor Services, Inc., an affiliate of the Distributor. Any unreimbursed expenses incurred by the Distributor with respect to Class A shares for any fiscal year may not be recovered in subsequent fiscal years. Payments received by the Distributor under the Plan for Class A shares will not be used to pay any interest expense, carrying charges, or other financial costs, or allocation of overhead by the Distributor.


      The Class B and the Class C Plans allow the service fee payment to be paid by the Distributor to Recipients in advance for the first year such shares are outstanding, and thereafter on a quarterly basis, as described in the Prospectus. The advance payment is based on the net asset value of Class B and Class C shares sold. An exchange of shares does not entitle the Recipient to an advance service fee payment. In the event Class B or Class C shares are redeemed during the first year that the shares are outstanding, the Recipient will be obligated to repay a pro rata portion of the advance payment for those shares to the Distributor.


      Payments made under the Class B Plan during the period December 1, 1997 (commencement of operations) to February 28, 1998 totaled $1,760 of which $1,406 was retained by the Distributor.
Payments made under the Class C Plan during that same period totaled $816, none of which was retained by the Distributor.


      Although the Class B and Class C Plans permit the Distributor to retain both the asset-based sales charges and the service fee on such shares, or to pay Recipients the service fee on a quarterly basis without payment in advance, the Distributor presently intends to pay the service fee to Recipients in the manner described above. A minimum holding period may be established from time to time under the Class B and the Class C Plans by the Board. Initially, the Board has set no minimum holding period. All payments under the Class B Plan and the Class C Plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

      The Class B and Class C Plans provide for the distributor to be compensated at a flat rate, whether the Distributor's expenses are more or less than the amounts paid by the Fund during that period. Such payments are made in recognition that the Distributor (i) pays sales commissions to authorized brokers and dealers at the time of sale and pays service fees as described in the Prospectus, (ii) may finance such commissions and/or the advance of the service fee payment to Recipients under those Plans, or may provide such financing from its resources, or from an affiliate, (iii) employs personnel to support distribution of shares, and (iv) may bear the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders), state registration fees and certain other distribution expenses.

ABOUT YOUR ACCOUNT

How To Buy Shares

Alternative Sales Arrangements - Class A, Class B and Class C Shares. The availability of three classes of shares permits an investor to choose the method of purchasing shares that is more beneficial to the investor depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B and Class C shares are the same as those of the initial sales charge with respect to Class A shares. Any sales person or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares than the other. The Distributor normally will not accept any order for $500,000 or more of Class B shares or any order for $1 million or more of Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of the Fund instead. A fourth class of shares may be purchased only by certain institutional investors at net asset value per share (the "Class Y shares").

      The three classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B and Class C shares and the dividends payable on Class B and Class C shares will be reduced by incremental expenses borne solely by that class, including the asset-based sales charges to which Class B and Class C shares are subject.

      The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of the Fund's counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

     The  methodology  for  calculating  the  net  asset  value,  dividends  and distributions of the Fund's Class A, Class B, Class C and Class Y shares recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to the Fund's total assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees, (iii) printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, (iv) fees to Independent Trustees, (v) custodian expenses,
(vi) share issuance costs, (vii) organization and start-up costs, (viii) interest, taxes and brokerage commissions, and (ix) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (i) Distribution Plan fees, (ii) incremental transfer and shareholder servicing agent fees and expenses, (iii) registration fees and (iv) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.


Determination of Net Asset Value Per Share. The net asset values per share of Class A, Class B, Class C and Class Y shares of the Fund are determined as of the close of business of The New York Stock Exchange (the "NYSE") on each day that the NYSE is open, by dividing the Fund's net assets attributable to a class by the number of shares of that class outstanding. The NYSE normally closes at 4:00 P.M. New York time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before a holiday). The NYSE's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days. The Fund may invest a portion of its assets in foreign securities primarily listed on foreign exchanges which may trade on Saturdays or customary U.S. business holidays on which the NYSE is closed. Because the Fund's price and net asset value will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities, generally as follows:

      (i) equity securities traded on a U.S. securities exchange or on the Automated Quotation System ("Nasdaq") of the Nasdaq Stock Market, Inc. for which last sale information is regularly reported are valued at the last reported sale price on the principal exchange for such security or Nasdaq that day (the "Valuation Date") or, in the absence of sales that day, at the last reported sale price preceding the Valuation Date if it is within the spread of the closing "bid" and "asked" prices on the Valuation Date or, if not, the closing "bid" price on the Valuation Date;

     (ii) equity securities traded on a foreign securities exchange are valued generally at the last sales price available to the pricing service approved by the Fund's Board of Trustees or to the Manager as reported by the principal exchange on which the security is traded at its last trading session on or immediately preceding the Valuation Date, or, if unavailable, at the mean between "bid" and "asked" prices obtained from the principal exchange or two active market makers in the security on the basis of reasonable inquiry;

     (iii)a non-money market fund will value (x) debt instruments that had a maturity of more than 397 days when issued, (y) debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity in excess of 60 days, and (z) non-money market type debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of sixty days or less, at the mean between "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or, if unavailable, obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry;

            (iv) money market-type debt securities held by a non-money market fund that had a maturity of less than 397 days when issued and have a remaining maturity of 60 days or less, and debt instruments held by a money market fund that have a remaining maturity of 397 days or less, shall be valued at cost, adjusted for amortization of premiums and accretion of discount; and

            (v)  securities   (including   restricted   securities)  not  having
      readily-available market quotations are valued at fair value determined under the Board's procedures.

      If the Manager is unable to locate two active market makers willing to give quotes (see (ii) and (iii) above), the security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available) provided that the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect the current market value.

      The Manager may use pricing services approved by the Board of Trustees to price U.S. Government securities, corporate debt securities or mortgage-backed securities for which last sale information is not generally available. The pricing service, when valuing such securities, may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity and other special factors involved. The Manager will monitor the accuracy of the pricing services, which may include comparing prices used for portfolio evaluation to actual sales prices of selected securities.


      Trading in securities on European and Asian exchanges and over-the-counter markets is normally completed before the close of the NYSE. Events affecting the values of foreign securities traded in securities markets that occur between the time their prices are determined and the close of the NYSE will not be reflected in the Fund's calculation of net asset value unless the Board of Trustees or the Manager, under procedures established by the Board of Trustees, determines that the particular event is likely to effect a material change in the value of such security. Foreign currency, including forward contracts, will be valued at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service. The values of securities denominated in foreign currency will be converted to U.S. dollars at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service.


      Puts, calls and futures are valued at the last sales price on the principal exchange on which they are traded or on Nasdaq, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, value shall be the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "ask" prices on the principal exchange or on Nasdaq on the valuation date, or, if not, value shall be the closing "bid" price on the principal exchange or on Nasdaq on the valuation date. If the put, call or future is not traded on an exchange or on Nasdaq, it shall be valued at the mean between "bid" and "ask" prices obtained by the Manager from two active market makers. If the Manager is unable to locate two active market makers willing to give quotes, the security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available) provided that the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect the current market value.


AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on such shares on the day the Fund receives Federal Funds for the purchase through the ACH system before the close of the NYSE that day, which is normally three days after the ACH transfer is initiated. The NYSE normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Rights of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in the Prospectus because the Distributor incurs little or no selling expenses. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, siblings, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews. Relations by virtue of a remarriage (step-children, step-parents, etc.) are included.

      o The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and include the following:


Oppenheimer  California  Municipal Fund
Oppenheimer  Capital  Appreciation  Fund
Oppenheimer  Champion  Income  Fund
Oppenheimer   Convertible  Securities  Fund
Oppenheimer  Developing  Markets Fund
Oppenheimer  Discovery  Fund
Oppenheimer Enterprise  Fund
Oppenheimer   Equity  Income  Fund
Oppenheimer   Global  Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer  Growth  Fund
Oppenheimer  High  Yield Fund
Oppenheimer  Bond Fund
Oppenheimer  International  Bond  Fund
Oppenheimer  International  Growth  Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited-Term GovernmentFund

Oppenheimer Main Street California Municipal Fund
Oppenheimer Main Street Income & Growth Fund
Oppenheimer  MidCap Fund
Oppenheimer  Multiple  Strategies  Fund
Oppenheimer  Florida  Municipal  Fund
Oppenheimer  New  Jersey  Municipal  Fund
Oppenheimer   Pennsylvania   Municipal  Fund
Oppenheimer  Municipal  Bond  Fund
Oppenheimer  Insured  Municipal  Fund
Oppenheimer  Intermediate  Municipal Fund
Oppenheimer New York Municipal Fund
Oppenheimer Quest Growth & Income Value Fund
Oppenheimer  Quest Officers Value Fund
Oppenheimer  Quest Opportunity Value Fund
Oppenheimer Quest Small Cap Value Fund
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Capital Value Fund, Inc.

Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Disciplined Allocation Fund
Oppenheimer Disciplined Value Fund
Oppenheimer LifeSpan Balanced Fund
Oppenheimer LifeSpan Growth Fund
Oppenheimer LifeSpan Income Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer U.S. Government Trust
Oppenheimer World Bond Fund
Rochester Fund Municipals
Limited Term New York Municipal Fund


and the following "Money Market Funds":

Centennial America Fund, L.P.
Centennial  California Tax Exempt Trust
Centennial Government  Trust
Centennial  Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Oppenheimer Cash Reserves
Oppenheimer  Money Market Fund, Inc.

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except Money Market Funds (under certain circumstances described herein, redemption proceeds of Money Market Fund shares may be subject to a contingent deferred sales charge).

      o Letters of Intent. A Letter of Intent (referred to as a "Letter") is an investor's statement in writing to the Distributor of the intention to purchase Class A shares of the Fund or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period (the "Letter of Intent period"), which may, at the investor's request, include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holding of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter. A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase under the Letter will be made at the public offering price applicable to a single lump-sum purchase of shares in the intended purchase amount, as described in the Prospectus.

      In submitting a Letter, the investor makes no commitment to purchase shares, but if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases, as set forth in "Terms of Escrow," below (as those terms may be amended from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for such Letter of Intent, and if such terms are amended, as they may be from time to time by the Fund, that those amendments will apply automatically to existing Letters of Intent.

     For purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent, the Transfer Agent will not hold shares in escrow. If the intended purchase amount under the Letter entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of commissions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the applicable prospectus, the sales charges paid will be adjusted to the lower rate, but only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period.
 All of such purchases must be made through the Distributor.

      o  Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the intended purchase amount specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charge actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. Such sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If such difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

      5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include (a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge, (b) Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and (c) Class A or B shares acquired in exchange for either (i) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (ii) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares," and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan from a bank account, a check (minimum $25) for the initial purchase must accompany the application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to redemption restrictions for recent purchases described in "How To Sell Shares," in the Prospectus. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use those accounts for monthly automatic purchases of shares of up to four other Oppenheimer funds. If you make payments from your bank account to purchase shares of the Fund, your bank account will be automatically debited normally four to five business days prior to the investment dates selected in the Account Application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

      There is a front-end sales charge on the purchase of certain Oppenheimer funds, or a contingent deferred sales charge may apply to shares purchased by Asset Builder payments. An application should be obtained from the Distributor, completed and returned, and a prospectus of the selected fund(s) should be obtained from the Distributor or your financial advisor before initiating Asset Builder payments. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. A reasonable period (approximately 15 days) is required after the Transfer Agent's receipt of such instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering such plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the declines in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Retirement Plans. In describing certain types of employee benefit plans that may purchase Class A shares without being subject to the Class A contingent deferred sales charge, the term "employee benefit plan" means any plan or arrangement, whether or not "qualified" under the Internal Revenue Code, including, medical savings accounts, payroll deduction plans or similar plans in which Class A shares are purchased by a fiduciary or other person for the account of participants who are employees of a single employer or of affiliated employers, if the Fund account is registered in the name of the fiduciary or other person for the benefit of participants in the plan.

      The term "group retirement plan" means any qualified or non-qualified retirement plan (including 457 plans, SEPs, SARSEPs, 403(b) plans other than public school 403(b) plans, and SIMPLE plans) for employees of a corporation or a sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group or association has made special arrangements with the Distributor and all members of the group or association participating in or who are eligible to participate in the plan(s) purchase Class A shares of the Fund through a single investment dealer, broker, or other financial institution designated by the group. "Group retirement plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class A shares of the Fund through a single investment dealer, broker, or other financial institution, if that broker-dealer has made special arrangements with the Distributor enabling those plans to purchase Class A shares of the Fund at net asset value but subject to a contingent deferred sales charge.

      In addition to the discussion in the Prospectus relating to the ability of Retirement Plans to purchase Class A shares at net asset value in certain circumstances, there is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds by a Retirement Plan in the following cases: (i) the recordkeeping for the Retirement Plan is performed on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") and, on the date the plan sponsor signs the Merrill Lynch recordkeeping service agreement, the Retirement Plan has $3 million or more in assets invested in mutual funds other than those advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or (ii) the recordkeeping for the Retirement Plan is performed on a daily valuation basis by an independent record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the Merrill Lynch record keeping service agreement, the Plan must have $3 million or more in assets, excluding assets held in money market funds, invested in Applicable Investments; or (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the plan sponsor signs the Merrill Lynch record keeping service agreement.

      If a Retirement Plan's records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract or alliance arrangement with Merrill Lynch, and if on the date the plan sponsor signs the Merrill Lynch record keeping service agreement the Retirement Plan has less than $3 million in assets, excluding money market funds, invested in Applicable Investments, then the Retirement Plan may purchase only Class B shares of one or more of the Oppenheimer funds. Otherwise, the Retirement Plan will be permitted to purchase Class A shares of one or more of the Oppenheimer funds. Any of those Retirement Plans that currently invest in Class B shares of the Fund will have their Class B shares be converted to Class A shares of the Fund once the Plan's Applicable Investments have reached $5 million.

      Any redemptions of shares of the Fund held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch that are currently invested in Class B shares of the Fund shall not be subject to the Class B CDSC.

How to Sell Shares

     Information on how to sell shares of the Fund is stated in the Prospectus. The information below supplements the terms and conditions for redemptions set forth in the Prospectus.

     o Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of the shares has fallen below the stated minimum solely as a result of market fluctuations. Should the Board elect to exercise this right, it may also fix, in accordance with the Investment Company Act, the requirements for any notice to be given to the shareholders in question (not less than 30 days), or the Board may set requirements for granting permission to the shareholder to increase the investment, and set other terms and conditions so that the shares would not be involuntarily redeemed.

     o Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. The Fund has elected to be governed by Rule 18f-l under the Investment Company Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser or $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share" and that valuation will be made as of the time the redemption price is determined.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of (i) Class A shares that were purchased subject to an initial sales charge, or (ii) Class B shares that were subject to the Class B contingent deferred sales charge when redeemed. The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described below, at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Distributor for that privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

Transfers of Shares. Shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity (whether the transfer occurs by absolute assignment, gift or bequest, not involving, directly or indirectly, a public sale). The transferred shares will remain subject to the contingent deferred sales charge, calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder. If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds- sponsored IRAs, SEP-IRAs, SAR-SEPs, 403(b)(7) custodial plans, 401(k) plans, or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must: (i) state the reason for the distribution; (ii) state the owner's awareness of tax penalties if the distribution is premature; and (iii) conform to the requirements of the plan and the Fund's other redemption requirements. Participants (other than self-employed persons maintaining a plan account in their own name) in OppenheimerFunds-sponsored prototype pension, profit-sharing, or 401(k) plans may not directly redeem or exchange shares held for their account under those plans. The employer or plan administrator must sign the request. Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, Distributor, the Trustee and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. The shareholder should contact the broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives the order placed by the dealer or broker, except that if the Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customer prior to the time the NYSE closed (normally, that is 4:00 P.M., but may be earlier some days) and the order was transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.). Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form, with the signature(s) of the registered owners guaranteed on the redemption documents as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (minimum $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record and sent to the address of record for the account (and if the address has not been changed within the prior 30 days). Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis. Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have the Automatic
Withdrawal Plan payments transferred to the bank account designated on the OppenheimerFunds New Account Application or signature-guaranteed instructions. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly. The Fund cannot guarantee receipt of a payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans that would require the redemption of shares held less than 6 years or 12 months, respectively, because of the imposition of the Class B or Class C contingent deferred sales charge on such withdrawals (except where the Class B or Class C contingent deferred sales charge is waived as described in the Prospectus under "Waivers of Class B and Class C Sales Charges").

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions applicable to such plans, as stated below as well as the Prospectus. These provisions may be amended from time to time by the Fund and/or Distributor. When adopted, such amendments will automatically apply to existing Plans.

      o Automatic Exchange Plans. Shareholders can authorize the Transfer Agent (on the OppenheimerFunds Application or signature-guaranteed instructions) to exchange a predetermined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semiannual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

     o Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first and shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under withdrawal plans should not be considered as a yield or income on your investment. It may not be desirable to purchase additional Class A shares while making automatic withdrawals because of the sales charges that apply to purchases when made. Accordingly, a shareholder normally may not maintain an Automatic Withdrawal Plan (the "Plan") while simultaneously making regular purchases of Class A shares. The Transfer Agent will administer the investor's Plan as agent for the investor (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Transfer Agent nor the Fund shall incur any liability to the Planholder for any action taken or omitted by the Transfer Agent in good faith in administering the Plan. Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Redemptions of shares needed to make withdrawal payments will be made at the net asset value per share determined on the redemption date. Checks or AccountLink payments of the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment (receipt of payment on the date selected cannot be guaranteed), according to the choice specified in writing by the Planholder.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time in mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds to the Planholder.

      The Plan may be terminated at any time by the Planholder by writing to the Transfer Agent. A Plan may also be terminated at any time by the Transfer Agent upon receiving directions to that effect from the Fund. The Transfer Agent will also terminate a Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed from the account will be held in uncertificated form in the name of the Planholder, and the account will continue as a dividend- reinvestment, uncertificated account unless and until proper instructions are received from the Planholder or his or her executor or guardian, or other authorized person.

      To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop because of exhaustion of uncertificated shares needed to continue payments. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

     If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How To Exchange Shares

      As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. All of the Oppenheimer funds offer Class A, Class B and Class C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, Centennial America Fund, L.P. and Daily Cash Accumulation Fund, Inc., which only offer Class A shares, and Oppenheimer Main Street California Municipal Fund, which only offers Class A and Class B shares (Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of other Oppenheimer funds or through OppenheimerFunds sponsored 401(k) plans). A current list showing which funds offer which classes can be obtained by calling the Distributor at 1-800-525-7048.


      For accounts established on or before March 8, 1996 holding Class M shares of Oppenheimer Convertible Securities Fund, Class M shares can be exchanged only for Class A shares of other Oppenheimer funds. Exchanges to Class M shares of Oppenheimer Convertible Securities Fund are permitted from Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves that were acquired by exchange from Class M shares. Otherwise no exchanges of any class of any Oppenheimer fund into Class M shares are permitted.


      Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any Money Market Fund. Shares of any Money Market Fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge (or, if applicable, may be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge).

      Shares of the Fund acquired by reinvestment of dividend or distributions from any other of the Oppenheimer funds (except Oppenheimer Cash Reserves) or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.


      No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge, whichever is applicable. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased, and, if requested, must supply proof of entitlement to this privilege. When Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 12 months (18 months for shares purchased prior to May 1, 1997) of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus). The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.


      When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one class must specify whether they intend to exchange Class A, Class B or Class C shares.

      The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from the representatives of authorized dealers that qualify for this privilege. In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      When exchanging shares by telephone, a shareholder must either have an existing account in, or obtain and acknowledge receipt of a prospectus of, the fund to which the exchange is to be made. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans, Automatic Withdrawal Plans and retirement plan contributions will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

     Shares to be exchanged are redeemed on the regular business day by the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund).

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks, and a shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc., as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds.

      The amount of a class's distributions may vary from time to time depending on market conditions, the composition of a Fund's portfolio, and expenses borne by the Fund or borne separately by a class, as described in "Alternative Sales Arrangements -- Class A, Class B and Class C Shares" above. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares as a result of the asset-based sales charges on Class B and Class C shares, and will also differ in amount as a consequence of any difference in net asset value between the classes.

Tax Status of the Fund's Dividends and Distributions. The Federal tax treatment of the Fund's dividends and capital gain distributions is explained in the Prospectus under the caption "Dividends, Capital Gains and Taxes." Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. In addition, the amount of dividends paid by the Fund which may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from its portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sales of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      If prior distributions must be re-characterized at the end of the fiscal year as a result of the effect of the Fund's investment policies, shareholders may have a nontaxable return of capital, which will be identified in notices to shareholders. There is no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains.

      If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. The Fund intends to qualify as a regulated investment company in its first fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether a Fund will qualify, and a Fund might not meet those tests in a particular year. If it does not qualify, a Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and distributions made to shareholders.

      Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year, or else the Fund must pay an excise tax on the amounts not distributed. While it is presently anticipated that the Fund will meet those requirements, the Fund's Board of Trustees and the Manager might determine in a particular year that it would be in the best interest of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed in "Reduced Sales Charges," above, at net asset value without sales charge. To elect this option, a shareholder must notify the Transfer Agent in writing and either have an existing account in the fund selected for reinvestment or must obtain a prospectus for that fund and an application from the Distributor to establish an account. The investment will be made at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. Dividends and/or distributions from certain of the Oppenheimer funds may be invested in shares of the Fund on the same basis.

Additional Information About the Fund

The Custodian. The Bank of New York is the Custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities, collecting income on the portfolio securities and handling the delivery of such securities to and from the Fund. The Manager has represented to the Fund that the banking relationships between the Manager and the Custodian have been and will continue to be unrelated to and unaffected by the relationship between the Fund and the Custodian. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates.

Independent Accountants. The independent accountants of the Fund audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager.


 4  Oppenheimer MidCap Fund

================================================================================
STATEMENT OF INVESTMENTS FEBRUARY 28, 1998 (UNAUDITED)

                                                                                                                 MARKET VALUE
                                                                                                SHARES           SEE NOTE 1
==========================================================================================================================
COMMON STOCKS - 87.9%
--------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 9.5%
--------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 2.1%
--------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                     (1)                2,500            $ 89,375
--------------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 7.4%
--------------------------------------------------------------------------------------------------------------------------
General Nutrition Cos., Inc.                                                 (1)                2,000              79,500
--------------------------------------------------------------------------------------------------------------------------
Pier 1 Imports, Inc.                                                                            5,000             133,750
--------------------------------------------------------------------------------------------------------------------------
Stage Stores, Inc.                                                           (1)                2,500             105,000
                                                                                                                 ---------
                                                                                                                  318,250

--------------------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 18.7%
--------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 3.6%
--------------------------------------------------------------------------------------------------------------------------
BioChem Pharma, Inc.                                                         (1)                3,000              67,312
--------------------------------------------------------------------------------------------------------------------------
Biogen, Inc.                                                                 (1)                2,000              88,250
                                                                                                                 ---------
                                                                                                                  155,562

--------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 12.8%
--------------------------------------------------------------------------------------------------------------------------
Concentra Managed Care, Inc.                                                 (1)                2,500              85,781
--------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                                  2,000             104,250
--------------------------------------------------------------------------------------------------------------------------
PhyCor, Inc.                                                                 (1)                4,000             102,875
--------------------------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp.                                                (1)                2,000              97,750
--------------------------------------------------------------------------------------------------------------------------
Total Renal Care Holdings, Inc.                                              (1)                5,000             160,938
                                                                                                                 ---------
                                                                                                                  551,594

--------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 2.3%
--------------------------------------------------------------------------------------------------------------------------
Blyth Industries, Inc.                                                       (1)                3,300              99,206
--------------------------------------------------------------------------------------------------------------------------
ENERGY - 3.7%
--------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 2.5%
--------------------------------------------------------------------------------------------------------------------------
Santa Fe International Corp.                                                                    2,000              70,874
--------------------------------------------------------------------------------------------------------------------------
Stolt Comex Seaway SA                                                        (1)                1,500              36,188
                                                                                                                 ---------
                                                                                                                  107,062

--------------------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED - 1.2%
--------------------------------------------------------------------------------------------------------------------------
Global Industries Ltd.                                                       (1)                3,000              51,750
--------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 8.5%
--------------------------------------------------------------------------------------------------------------------------
BANKS - 2.0%
--------------------------------------------------------------------------------------------------------------------------
Providian Financial Corp.                                                                       1,500              85,125
--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 6.5%
--------------------------------------------------------------------------------------------------------------------------
C.I.T. Group, Inc., Cl. A                                                    (1)                3,400             112,200
--------------------------------------------------------------------------------------------------------------------------
CMAC Investment Corp.                                                                           1,000              67,000
--------------------------------------------------------------------------------------------------------------------------
Finova Group, Inc.                                                                              1,800              99,000
                                                                                                                 ---------
                                                                                                                  278,200

--------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 9.0%
--------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 9.0%
--------------------------------------------------------------------------------------------------------------------------
AccuStaff, Inc.                                                              (1)                2,000              56,500
--------------------------------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc.                                                (1)                6,000             129,000
--------------------------------------------------------------------------------------------------------------------------
Renaissance Worldwide, Inc.                                                  (1)                2,000             118,750
--------------------------------------------------------------------------------------------------------------------------
USA Waste Services, Inc.                                                     (1)                2,000              83,250
                                                                                                                 ---------
                                                                                                                  387,500


 5  Oppenheimer MidCap Fund

================================================================================
STATEMENT OF INVESTMENTS (UNAUDITED)(CONTINUED)

                                                                                                               MARKET VALUE
                                                                                             SHARES            SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 38.5%
--------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 2.3%
--------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.                                                         (1)                2,400          $  100,950
--------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 21.7%
--------------------------------------------------------------------------------------------------------------------------
DoubleClick, Inc.                                                            (1)                2,300              73,456
--------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.                                                                           3,000             132,375
--------------------------------------------------------------------------------------------------------------------------
First Consulting Group, Inc.                                                                    4,500              84,375
--------------------------------------------------------------------------------------------------------------------------
HBO & Co.                                                                                       1,600              86,600
--------------------------------------------------------------------------------------------------------------------------
JDA Software Group, Inc.                                                     (1)                1,000              48,375
--------------------------------------------------------------------------------------------------------------------------
Micromuse, Inc.                                                              (1)                3,000              57,000
--------------------------------------------------------------------------------------------------------------------------
Network Associates, Inc.                                                     (1)                3,000             193,875
--------------------------------------------------------------------------------------------------------------------------
New Era of Networks, Inc.                                                    (1)                4,000              75,000
--------------------------------------------------------------------------------------------------------------------------
Saville Systems Ireland plc, Sponsored ADR                                   (1)                3,100             145,313
--------------------------------------------------------------------------------------------------------------------------
Visio Corp.                                                                  (1)                1,000              36,000
                                                                                                               -----------
                                                                                                                  932,369

--------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 5.3%
--------------------------------------------------------------------------------------------------------------------------
Sanmina Corp.                                                                (1)                1,700             135,469
--------------------------------------------------------------------------------------------------------------------------
Teradyne, Inc.                                                               (1)                2,000              94,375
                                                                                                               -----------
                                                                                                                  229,844

--------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY - 9.2%
--------------------------------------------------------------------------------------------------------------------------
Advanced Radio Telecom Corp.                                                 (1)                8,000             102,500
--------------------------------------------------------------------------------------------------------------------------
Corsair Communications, Inc.                                                 (1)                4,000              82,000
--------------------------------------------------------------------------------------------------------------------------
P-COM, Inc.                                                                  (1)                5,000             101,250
--------------------------------------------------------------------------------------------------------------------------
Uniphase Corp.                                                               (1)                2,800             112,175
                                                                                                               -----------
                                                                                                                  397,925
                                                                                                               -----------
Total Common Stocks (Cost $3,371,696)                                                                           3,784,712

                                                                                             FACE
                                                                                             AMOUNT
==========================================================================================================================
REPURCHASE AGREEMENTS - 11.6%
--------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with First Chicago Capital Markets, 5.63%, dated 2/27/98, to be repurchased at $500,235 on 3/2/98, collateralized by U.S. Treasury Bonds,
9.125%--12.75%, 5/15/04--2/15/15, with a value of $291,303, and U.S. Treasury
Nts., 5.875%--7.25%, 8/31/01--5/15/06, with a value of $219,274 (Cost $500,000)              $500,000             500,000

--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $3,871,696)                                                    99.5%          4,284,712
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                   0.5              20,720
                                                                                             --------          ----------

NET ASSETS                                                                                      100.0%         $4,305,432
                                                                                             ========          ==========

1.  Non-income producing security.

See accompanying Notes to Financial Statements.

 6  Oppenheimer MidCap Fund

================================================================================
STATEMENT OF ASSETS AND LIABILITIES FEBRUARY 28, 1998 (UNAUDITED)


============================================================================================================================
ASSETS
Investments, at value (including repurchase agreement of $500,000)
(cost $3,871,696)--see accompanying statement                                                                     $4,284,712
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                 134,479
-----------------------------------------------------------------------------------------------------------------------------
Receivables:
Investments sold                                                                                                     184,511
Shares of beneficial interest sold                                                                                    74,739
Interest and dividends                                                                                                   763
-----------------------------------------------------------------------------------------------------------------------------
Deferred organization costs - Note 1                                                                                  14,500
-----------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                    291
                                                                                                                  -----------
Total assets                                                                                                       4,693,995

============================================================================================================================
LIABILITIES
Payables and other liabilities:
Investments purchased                                                                                                375,008
Organization costs                                                                                                     9,286
Distribution and service plan fees                                                                                     1,482
Transfer and shareholder servicing agent fees                                                                            897
Shares of beneficial interest redeemed                                                                                    50
Other                                                                                                                  1,840
                                                                                                                  -----------
Total liabilities                                                                                                    388,563

============================================================================================================================
NET ASSETS                                                                                                        $4,305,432
                                                                                                                  ==========
============================================================================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                   $3,875,083
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                                       (5,133)
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                                                              22,466
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments--Note 3                                                                   413,016
                                                                                                                  ----------
Net assets                                                                                                        $4,305,432
                                                                                                                  ==========



 7  Oppenheimer MidCap Fund

================================================================================
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)(CONTINUED)



============================================================================================================================
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$2,784,067 and 235,824 shares of beneficial interest outstanding)                                                     $11.81
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                                           $12.53

-----------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $996,521
and 84,611 shares of beneficial interest outstanding)                                                                 $11.78

-----------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $523,662
and 44,424 shares of beneficial interest outstanding)                                                                 $11.79

-----------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $1,182 and 100 shares of beneficial interest outstanding)                                               $11.82


See accompanying Notes to Financial Statements.


 8  Oppenheimer MidCap Fund

================================================================================
STATEMENT OF OPERATIONS FOR THE PERIOD FROM DECEMBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1998 (UNAUDITED)


=============================================================================================================================
INVESTMENT INCOME
Interest                                                                                                            $  6,784
-----------------------------------------------------------------------------------------------------------------------------
Dividends                                                                                                                744
                                                                                                                    ---------
Total income                                                                                                           7,528

=============================================================================================================================
EXPENSES
Management fees - Note 4                                                                                               5,293
-----------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees - Note 4:
Class A                                                                                                                1,051
Class B                                                                                                                1,760
Class C                                                                                                                  816
-----------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees - Note 4                                                                 1,465
-----------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                      800
-----------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                              390
-----------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                             300
-----------------------------------------------------------------------------------------------------------------------------
Legal and auditing fees                                                                                                  245
-----------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                    541
                                                                                                                    ---------
Total expenses                                                                                                        12,661

=============================================================================================================================
NET INVESTMENT LOSS                                                                                                   (5,133)

=============================================================================================================================
REALIZED AND UNREALIZED GAIN
Net realized gain on investments                                                                                      22,466

-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments                                                 413,016
                                                                                                                    ---------

Net realized and unrealized gain                                                                                     435,482

=============================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                $430,349
                                                                                                                    =========


See accompanying Notes to Financial Statements.


 9  Oppenheimer MidCap Fund

================================================================================
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                                                         PERIOD ENDED
                                                                                                         FEBRUARY 28, 1998(1)
=============================================================================================================================
OPERATIONS
Net investment income (loss)                                                                                      $ (  5,133)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                                     22,466
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                                                                413,016
                                                                                                                  -----------
Net increase in net assets resulting from operations                                                                 430,349

=============================================================================================================================
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from beneficial
interest transactions - Note 2:
Class A                                                                                                            2,476,872
Class B                                                                                                              936,752
Class C                                                                                                              460,459
Class Y                                                                                                                1,000

=============================================================================================================================
NET ASSETS
Total increase                                                                                                     4,305,432
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                                       --
                                                                                                                  -----------
End of period (including accumulated net investment loss of
$5,133 for the period ended 2/28/98)                                                                              $4,305,432
                                                                                                                  ===========


1. For the period from December 1, 1997 (commencement of operations) to February 28, 1998.

See accompanying Notes to Financial Statements.



10  Oppenheimer MidCap Fund

FINANCIAL HIGHLIGHTS (UNAUDITED)

                                                  CLASS A                CLASS B                 CLASS C                CLASS Y
                                                  ------------           ------------            -------------          ------------
                                                  PERIOD ENDED           PERIOD ENDED            PERIOD ENDED           PERIOD ENDED
                                                  FEBRUARY 28,           FEBRUARY 28,            FEBRUARY 28,           FEBRUARY 28,
                                                  1998(1)                1998(1)                 1998(1)                1998(1)
====================================================================================================================================
PER SHARE OPERATING DATA
Net asset value, beginning of period               $10.00                 $10.00                  $10.00                 $10.00
--------------------------------------------------------------------------------------------------------------------------------

Income (loss) from investment operations:
Net investment loss                                  (.01)                  (.02)                   (.02)                    --
Net realized and unrealized gain                     1.82                   1.80                    1.81                   1.82
                                                   ------                 ------                  ------                 ------
Total income from investment
operations                                           1.81                   1.78                    1.79                   1.82
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $11.81                 $11.78                  $11.79                 $11.82
                                                   ======                 ======                  ======                 ======

====================================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(2)                 13.89%                 13.60%                  13.69%                 13.98%

====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)           $2,784                   $997                    $524                     $1
------------------------------------------------------------------------------------------------------------------------------------

Average net assets (in thousands)                  $1,847                   $725                    $337                     $1
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                               (0.46)%                (1.10)%                 (1.30)%                (0.23)%
Expenses                                             1.49%                  2.24%                   2.25%                  1.26%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                           76.9%                  76.9%                   76.9%                  76.9%
Average brokerage commission rate(5)              $0.0600                $0.0600                 $0.0600                $0.0600

1. For the period from December 1, 1997 (commencement of operations) to February 28, 1998.
2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3.  Annualized.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended February 28, 1998 were $5,572,951 and $2,223,720, respectively.
5. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

See accompanying Notes to Financial Statements.

11  Oppenheimer MidCap Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1.   SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer MidCap Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B, Class C, and Class Y shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.

ORGANIZATION COSTS. The Manager advanced $14,500 for organization and start-up costs of the Fund. Such expenses are being amortized over a five-year period from the date operations commenced. In the event that all or part of the Manager's initial investment in shares of the Fund is withdrawn during the amortization period, the redemption proceeds will be reduced to reimburse the Fund for any unamortized expenses, in the same ratio as the number of shares redeemed bears to the number of initial shares outstanding at the time of such redemption.

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

12  Oppenheimer MidCap Fund

OTHER (continued)
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

2.   SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                                       PERIOD ENDED FEBRUARY 28, 1998(1)
                                       SHARES        AMOUNT

     Class A:
     Sold                              320,593       $3,349,958
     Redeemed                          (84,769)        (873,086)
                                       -------       ----------
     Net increase                      235,824       $2,476,872
                                       =======       ==========

     Class B:
     Sold                              183,659       $1,929,403
     Redeemed                          (99,048)        (992,651)
                                       -------       ----------
     Net increase                       84,611       $  936,752
                                       =======       ==========

     Class C:
     Sold                               61,789       $  634,880
     Redeemed                          (17,365)        (174,421)
                                       -------       ----------
     Net increase                       44,424       $  460,459
                                       =======       ==========

     Class Y:
     Sold                                  100       $    1,000
     Redeemed                               --               --
                                       -------       ----------
     Net increase                          100       $    1,000
                                       =======       ==========

     1. For the period from December 1, 1997 (commencement of operations) to February 28, 1998.

3.   UNREALIZED GAINS AND LOSSES ON INVESTMENTS
At February 28, 1998, net unrealized appreciation on investments of $413,016 was composed of gross appreciation of $441,708, and gross depreciation of $28,692.

4.   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million.

For the period ended February 28, 1998, commissions (sales charges paid by investors) on sales of Class A shares totaled $15,612, of which $3,509 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B shares totaled $14,596.

OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

13  Oppenheimer MidCap Fund

The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares for its services rendered in distributing Class B and Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing personal services for accounts that hold Class B and C shares. Each fee is computed on the average annual net assets of Class B or Class C shares, determined as of the close of each regular business day. During the period ended February 28, 1998, OFDI retained $1,406 as compensation for Class B sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. At February 28, 1998, OFDI had incurred excess distribution and servicing costs of $12,590 for Class B.

13  Oppenheimer MidCap Fund

OPPENHEIMER MIDCAP FUND

OFFICERS AND TRUSTEES          Bridget A. Macaskill, Chairman of the Board of
                               Directors and President
                               Paul Y. Clinton, Director
                               Thomas W. Courtney, Director
                               Lacy B. Herrmann, Director
                               George Loft, Director
                               Robert C. Doll, Jr., Vice President
                               George C. Bowen, Treasurer
                               Robert J. Bishop, Assistant Treasurer
                               Scott T. Farrar, Assistant Treasurer
                               Andrew J. Donohue, Secretary
                               Robert G. Zack, Assistant Secretary

INVESTMENT ADVISOR             OppenheimerFunds, Inc.

DISTRIBUTOR                    OppenheimerFunds Distributor, Inc.

TRANSFER AND                   OppenheimerFunds Services
SHAREHOLDER SERVICING
AGENT

CUSTODIAN OF                   The Bank of New York
PORTFOLIO SECURITIES

INDEPENDENT ACCOUNTANTS        Price Waterhouse LLP

LEGAL COUNSEL                  Gordon Altman Butowsky Weitzen Shalov & Wein


                               The financial statements included herein have been taken from the records of the Fund without examination of the independent accountants.

                               This is a copy of a report to shareholders of Oppenheimer MidCap Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer MidCap Fund. For material information concerning the Fund, see the Prospectus.

                               Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.
15  Oppenheimer MidCap Fund

                       Report of Independent Accountants



To the Shareholder and Board of Directors of Oppenheimer MidCapFund

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Oppenheimer MidCap Fund (the "Fund") at October 1, 1997, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP
Price Waterhouse LLP


Denver, Colorado
October 1, 1997

                             OPPENHEIMER MIDCAP FUND
UPDATED
                           STATEMENT OF ASSETS AND LIABILITIES
                                   OCTOBER 1, 1997




ASSETS:                                              COMPOSITE      CLASS A
   CLASS B      CLASS C
  CLASS Y
CASH                                                 $103,000
DEFERRED ORGANIZATION COSTS - NOTE 3                   14,500
                                                     --------

TOTAL ASSETS                                          117,500


LIABILITIES - PAYABLE TO OPPENHEIMERFUNDS, INC.
                                                     --------
   - NOTE 3                                            14,500
                                                     --------


NET ASSETS                                           $103,000
                                                     ========


NET ASSETS - APPLICABLE TO 10,000 CLASS A
SHARES, 100 CLASS B SHARES, 100 CLASS C
SHARES AND 100 CLASS Y SHARES OF BENEFICIAL
INTEREST OUTSTANDING                                 $103,000       $100,000   $1,000       $1,000    $1,000




NET ASSET VALUE PER SHARE (NET ASSETS DIVIDED
BY 10,000, 100, 100 AND 100 SHARES OF BENEFICIAL
INTEREST FOR CLASS A, CLASS B, CLASS C AND
CLASS Y, RESPECTIVELY)                                                $10.00   $10.00      $10.00   $10.00

MAXIMUM OFFERING PRICE PER SHARE (NET ASSET
VALUE PER SHARE PLUS SALES CHARGE OF 5.75%
OF OFFERING PRICE FOR CLASS A SHARES)                                 $10.61   $10.00      $10.00   $10.00

NOTES:



1. OPPENHEIMER MIDCAP FUND (THE "FUND"), A DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY, WAS FORMED ON JUNE 18, 1997, AND HAS HAD NO OPERATIONS THROUGH OCTOBER 1, 1997 OTHER THAN THOSE RELATING TO ORGANIZATIONAL MATTERS AND ON THAT DATE THE SALE AND ISSUANCE OF 10,000 CLASS A SHARES, 100 CLASS B, 100 CLASS C AND 100 CLASS Y SHARES OF BENEFICIAL INTEREST TO OPPENHEIMERFUNDS, INC.
(OFI).

2. ON AUGUST 5, 1997 THE FUND'S BOARD APPROVED AN INVESTMENT ADVISORY AGREEMENT WITH OFI WHICH PROVIDES FOR A FEE OF 0.75% ON THE FIRST $200 MILLION OF AGGREGATE ANNUAL NET ASSETS, 0.72% OF THE NEXT $200 MILLION, 0.69% OF THE NEXT $200 MILLION, 0.66% OF THE NEXT $200 MILLION AND 0.60% OF AGGREGATE ANNUAL NET ASSETS IN EXCESS OF $800 MILLION.

ON AUGUST 5, 1997 THE FUND'S BOARD ALSO APPROVED A SERVICE PLAN AND AGREEMENT FOR CLASS A SHARES AND SERVICE AND DISTRIBUTION PLANS AND AGREEMENTS FOR CLASS B AND CLASS C SHARES OF THE FUND WITH OPPENHEIMERFUNDS DISTRIBUTOR, INC. (OFDI) AND A GENERAL DISTRIBUTOR'S AGREEMENT WITH OFDI. THE SERVICE PLAN AND AGREEMENT FOR CLASS A SHARES STATES THAT THE FUND WILL REIMBURSE OFDI FOR A PORTION OF ITS COSTS INCURRED IN CONNECTION WITH THE PERSONAL SERVICE AND MAINTENANCE OF SHAREHOLDER ACCOUNTS THAT HOLD THESE SHARES. REIMBURSEMENT IS MADE QUARTERLY AT AN ANNUAL RATE THAT MAY NOT EXCEED 0.25% OF AVERAGE ANNUAL NET ASSETS OF CLASS A SHARES OF THE FUND. THE SERVICE AND DISTRIBUTION PLANS AND AGREEMENTS FOR CLASS B AND CLASS C SHARES STATE THAT THE FUND WILL PAY OFDI AN ANNUAL ASSET BASED SALES CHARGE OF 0.75% PER YEAR AND A SERVICE FEE OF 0.25% PER YEAR. BOTH FEES ARE COMPUTED ON THE AVERAGE ANNUAL NET ASSETS. THERE ARE NO

SIMILAR PLANS CURRENTLY IN EFFECT FOR CLASS Y SHARES.

OPPENHEIMERFUNDS SERVICES (OFS), A DIVISION OF THE MANAGER, IS THE TRANSFER AND SHAREHOLDER SERVICING AGENT FOR THE FUND AND FOR OTHER REGISTERED INVESTMENT COMPANIES. OFS'S TOTAL COSTS OF PROVIDING SUCH SERVICES ARE ALLOCATED RATABLY TO THESE COMPANIES.


3. OFI WILL ADVANCE ALL ORGANIZATIONAL COSTS OF THE FUND. SUCH EXPENSES WILL BE CAPITALIZED AND AMORTIZED OVER A FIVE-YEAR PERIOD FROM THE DATE OF INVESTMENT OPERATIONS. ON THE FIRST DAY THAT TOTAL ASSETS EXCEED $5 MILLION, THE FUND WILL REIMBURSE OFI FOR ALL ORGANIZATION EXPENSES. IN THE EVENT THAT ALL OR PART OF OFI'S INITIAL INVESTMENT IN SHARES OF THE FUND IS WITHDRAWN DURING THE AMORTIZATION PERIOD, BY ANY HOLDER THEREOF, THE REDEMPTION PROCEEDS WILL BE REDUCED BY THE RATIO THAT THE NUMBER OF SHARES REDEEMED BEARS TO THE NUMBER OF INITIAL SHARES OUTSTANDING AT THE TIME OF SUCH REDEMPTION.


4. THE FUND INTENDS TO COMPLY IN ITS INITIAL FISCAL YEAR AND THEREAFTER WITH PROVISIONS OF THE INTERNAL REVENUE CODE APPLICABLE TO REGULATED INVESTMENT COMPANIES AND AS SUCH, WILL NOT BE SUBJECT TO FEDERAL INCOME TAXES ON OTHERWISE TAXABLE INCOME (INCLUDING NET REALIZED CAPITAL GAINS) DISTRIBUTED TO SHAREHOLDERS.




                                      Appendix
                         Corporate Industry Classifications

           Aerospace/Defense                       Gas Utilities
           Air Transportation                      Gold
           Auto Parts Distribution                 Health Care/Drugs
           Automotive                           Health Care/Suppliers &Services
           Bank Holding Companies                  Homebuilders/Real Estate
           Banks                                   Hotel/Gaming
           Beverages                                 Industrial Services
           Broadcasting                              Information Technology
           Broker-Dealers                            Insurance
           Building Materials                        Leasing & Factoring
           Cable Television                          Leisure
           Chemicals                                 Manufacturing
           Commercial Finance                        Metals/Mining
           Computer Hardware                         Nondurable Household
                                                       Goods
           Computer Software                         Oil - Integrated
           Conglomerates                             Paper
           Consumer Finance                          Publishing/Printing
           Containers                                Railroads
           Convenience Stores                        Restaurants
           Department Stores                         Savings & Loans
           Diversified Financial                     Shipping
           Diversified Media                         Special Purpose Financial
           Drug Stores                               Specialty Retailing
           Drug Wholesalers                          Steel
           Durable Household Goods                   Supermarkets
           Education                                 Telecommunications -
                                                       Technology
           Electric Utilities                        Telephone - Utility
           Electrical Equipment                      Textile/Apparel
           Electronics                               Tobacco
           Energy Services & Producers               Toys
           Entertainment/Film                        Trucking
           Environmental                             Wireless Services
           Food

Oppenheimer MidCap Fund
           Two World Trade Center
           New York, New York  10048-0203
           1-800-525-7048

Investment Adviser
           OppenheimerFunds, Inc.
           Two World Trade Center
           New York, New York 10048-0203

Distributor
           OppenheimerFunds Distributor, Inc
           Two World Trade Center
           New York, New York 10048-0203

Transfer and Shareholder Servicing Agent
           OppenheimerFunds Services
           P.O. Box 5270
           Denver, Colorado 80217
           1-800-525-7048

Custodian of Portfolio Securities
           The Bank of New York
           One Wall Street
           New York, New York 10015

Independent Accountants
           Price Waterhouse LLP
           950 Seventeenth Street
           Denver, Colorado 80202

Legal Counsel
           Gordon Altman Butowsky Weitzen Shalov & Wein
           114 West 47th Street
           New York, New York 10036


prosp\745sai#3


                                        A-2
                            OPPENHEIMER MIDCAP FUND
                                   FORM N-1A

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
--------  ---------------------------------
      (a)   Financial Statements
            --------------------


            (1) Financial Highlights (See Parts A and B): Filed herewith.


            (2) Report of Independent Accountants (See Part B): Filed herewith.


            (3) Statement of Investments (See Part B): Filed herewith.


            (4) Statement of Assets and Liabilities (See Part B): Filed herewith.


            (5) Statement of Operations (See Part B): Filed herewith.

            (6) Statement of Changes in Net Assets (See Part B): Filed herewith.


            (7) Notes to Financial Statements (See Part B): Filed herewith.

      (b)   Exhibits:
            --------
            (1) Declaration of Trust dated 6/18/97: Filed with the Registration Statement of Registrant, 7/18/97, and incorporated herein by reference.

            (2) By-Laws dated 6/18/97: Filed with the Registration Statement of Registrant, 7/18/97, and incorporated herein by reference.

            (3) Not applicable.

            (4)  (i)  Specimen  Class  A  Share  Certificate:   Filed  with  the
Registration Statement of Registrant, 7/18/97, and incorporated herein by reference.

                  (ii) Specimen Class B Share Certificate: Filed with the Registration Statement of Registrant, 7/18/97, and incorporated herein by reference.

                  (iii)  Specimen  Class C Share  Certificate:  Filed  with  the
Registration Statement of Registrant, 7/18/97, and incorporated herein by reference.


                  (iv)Specimen Class Y Share Certificate: Filed with the Registration Statement of Registrant, 7/18/97, and incorporated herein by reference.


            (5)   Investment  Advisory  Agreement:   Filed  with  the  Initial
Registration Statement of Registrant (Reg. No. 333-31533), 11/17/97, and incorporated herein by reference.

            (6)   (i)      General  Distributor's  Agreement:  Filed 11/17/97,
                           with  the   Initial   Registration   Statement   of
                           Registrant (Reg. No. 333-31533),
                           11/17/97, and incorporated herein by reference


                  (ii)     Form of Oppenheimer Funds Distributor,  Inc. Dealer
                           Agreement: Filed with Post-Effective Amendment No. 14 of Oppenheimer
                           Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and
                           incorporated herein by reference.

                  (iii)    Form of Oppenheimer Funds Distributor,  Inc. Broker
                           Agreement: Filed with Post-Effective Amendment No. 14 of Oppenheimer
                           Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

                  (iv)     Form of Oppenheimer Funds Distributor,  Inc. Agency
                           Agreement: Filed with Post-Effective Amendment No. 14 of Oppenheimer
                           Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

                  (v) Broker Agreement between Oppenheimer Fund Management, Inc. and Newbridge Securities, Inc. dated October 1, 1986: Previously filed with Post-Effective Amendment No. 25 to the Registration Statement of Oppenheimer Growth Fund (Reg. No. 2-45272),
                           11/1/86, refiled with Post-Effective Amendment No. 45 of
                           Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

            (7) Not applicable.


            (8)(i)Custody  Agreement  between  Registrant  and The Bank of New
                  York:   Filed  with   Pre-Effective   Amendment   No.  1  of
                  Registrant, 9/22/97, and incorporated herein by reference.


            (ii) Foreign Custody Manager Agreement between Registrant and The Bank of New York: Filed with Pre-Effective Amendment No. 2 to the Registration
                  Statement of Oppenheimer World Bond Fund (Reg. No. 333-48973), 4/23/98,
                  and incorporated herein by reference.


            (9)   Not applicable.


            (10) Opinion and Consent of Counsel: Filed with the Initial Registration Statement of Registrant (Reg. No. 333-315333), 11/17/97, and incorporated herein by reference.


            (11) Consent of Independent Accountants: Filed herewith.

            (12) Not applicable.


            (13)  Investment Letter from  OppenheimerFunds,  Inc. to Registrant:
                  Filed with the Initial Registration Statement of Registrant (Reg. No. 333-31533), 11/17/97, and incorporated herein by reference.


            (14)  (i)Form  of  prototype   Standardized   and   Non-Standardized
                  Profit-Sharing    Plans   and   Money   Purchase   Plans   for
                  self-employed    persons   and   corporations:    Filed   with
                  Post-Effective Amendment No. 3 to the Registration Statement of Oppenheimer Global Growth & Income Fund (Reg. No. 33-23799), 1/31/92,
                  and refiled with Post-Effective Amendment No. 7 to the Registration
                  Statement of Oppenheimer Global Growth & Income Fund (Reg. No. 33- 23799), 12/1/94, pursuant to
                  Item 102 of Regulation S-T, and
                  incorporated herein by reference.

                  (ii)     Form  of   Individual   Retirement   Account  Trust
                           Agreement: Filed with Post-Effective Amendment No. 21 of Oppenheimer U.S.
                           Government Trust (Reg. No. 2-76645), 8/25/93 and incorporated herein by reference.

                  (iii) Form of Tax Sheltered Retirement Plan and Custody Agreement for employees of public schools and tax-exempt organizations:
                           Previously filed with Post-Effective Amendment No. 47 of the
                           Registration  Statement of Oppenheimer  Growth Fund
                           (Reg. No. 2- 45272),   10/21/94,   and  incorporated
                           herein  by reference.


                  (iv)     Form   of   Simplified    Employee   Pension   IRA:
                           Previously filed with Post-Effective Amendment No. 42 of Oppenheimer Strategic
                           Income & Growth Fund (Reg. No. 33-47378),  9/28/95,
                           and incorporated by reference.


                  (v)      Form of  Prototype  401(k) Plan:  Previously  filed
                           with Post-
                           Effective Amendment No. 7 to the Registration Statement of
                           Oppenheimer  Strategic  Income & Growth  Fund  (Reg
                           No. 33-47378),   9/28/95, and  incorporated herein
                           by reference.


            (15)  (i)      Service Plan and Agreement for Clshares  under Rule
                           12b-1: Filed with Initial Registration    Statement
                           of Registrant, (Reg. No.
                           333-31533) 11/17/97, and incorporated herein by reference.

                  (ii) Amended and Restated Distribution and Service Plan and Agreement for Class B shares under Rule 12b-1:

                           Filed herewith.


                  (iii) Amended and Restated Distribution and Service Plan and Agreement for Class C shares under Rule 12b-1:

                            Filed herewith.


            (16) Performance Data Computation Schedule: Filed herewith.

            (17) (i) Financial Data Schedule for Class A shares for fiscal period ended February 28, 1998: Filed herewith

                  (ii) Financial Data Schedule for Class B shares for fiscal period ended February 28, 1998: Filed herewith.

                  (iii) Financial Data Schedule for Class C shares for fiscal period ended February 28, 1998: Filed herewith.

                  (iv) Financial Data Schedule for Class Y shares for fiscal period ended February 28, 1998: Filed herewith.


            (18) OppenheimerFunds Multiple Class Plan under Rule 18f-3 dated 3/18/96: Filed with the Registration Statement of Registrant, 7/18/97, and incorporated herein by reference.

      --    Powers of  Attorney:  Filed  with the  Registration  Statement  of
Registrant, 7/18/97, and incorporated herein by reference.

      --    Certified Board Resolutions:  Filed with  Pre-Effective  Amendment
            No.  1  of  Registrant,   9/22/97,   and  incorporated  herein  by
            reference.


Item 25.     Persons Controlled by or Under Common Control with Registrant

---------------------------------------------------

            None

Item 26.    Number of Holders of Securities
-------------------------------------

                                    Number of
                                 Record Holders
Title of Class                      as of May 5, 1998

--------------                      --------------------------


Class A Shares of Beneficial Interest     796
Class B Shares of Beneficial Interest     561
Class C Shares of Beneficial Interest     101
Class Y Shares of Beneficial Interest       1


Item 27.    Indemnification

--------    ------------------


      Reference is made to the provisions of Article Seventh of Registrant's Declaration of Trust filed as Exhibit 24(b)(1) to this Registration Statement.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.   Business and Other Connections of Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 28(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position with        Other Business and Connections

OppenheimerFunds, Inc.("OFI")         During the Past Two Years

Charles E. Albers,
Senior Vice President                 An officer and/or  portfolio  manager of
                                      certain  Oppenheimer  funds (since April
                                      1998); a Chartered
                                      Financial  Analyst;   formerly,  a  Vice
                                      President and
                                      portfolio  manager for Guardian Investor
                                      Services,
                                      the investment  management subsidiary of
                                      The
                                      Guardian Life  Insurance  Company (since
                                      1972).


Mark J.P. Anson,
Vice President                        Vice  President  of   Oppenheimer   Real
                                      Asset   Management,    Inc.   ("ORAMI");
                                     formerly, Vice
                                      President  of  Equity   Derivatives   at
                                      Salomon
                                      Brothers, Inc.

Peter M. Antos,
Senior Vice President                 An officer and/or  portfolio  manager of
                                      certain  Oppenheimer  funds; a Chartered
                                      Financial Analyst;
                                      Senior  Vice  President  of  HarbourView
                                      Asset
                                      Management Corporation  ("HarbourView");
                                      prior to
                                      March,  1996  he was the  senior  equity
                                      portfolio
                                      manager for the  Panorama  Series  Fund,
                                      Inc. (the
                                      "Company")  and other  mutual  funds and
                                      pension
                                      funds managed by G.R.  Phelps & Co. Inc.
                                      ("G.R.
                                      Phelps"),  the Company's former investment
                                      adviser,   which  was  a   subsidiary   of
                                      Connecticut Mutual Life Insurance Company;
                                      was also responsible for managing the common stock department and common stock investments of Connecticut Mutual Life
                                      Insurance Co.

Lawrence Apolito,
Vice President                        None.

Victor Babin,
Senior Vice President                 None.

Bruce Bartlett,
Vice President                        An officer and/or  portfolio  manager of
                                      certain Oppenheimer funds.  Formerly,  a
                                      Vice President and
                                      Senior  Portfolio  Manager  at  First of
                                      America
                                     Investment Corp.


John R. Blomfield,                    Formerly,    Senior   Product    Manager
(November, 1996
Vice President                        - August,  1997) of  International  Home
                                      Foods   and   American   Home   Products
                                      (March, 1994 - October,
                                      1996).
Kathleen Beichert,
Vice President                        None.

Rajeev Bhaman,
Vice President                        Formerly,  Vice President  (January 1992
                                     - February,  1996) of Asian Equities for
                                     Barclays de Zoete  Wedd, Inc.

Robert J. Bishop,

Vice President                        Vice    President    of   Mutual    Fund
                                      Accounting  (since May 1996); an officer
                                      of other Oppenheimer funds;
                                      formerly,  an Assistant  Vice  President
                                      of
                                      OFI/Mutual   Fund   Accounting    (April
                                      1994-May
                                      1996), and a Fund Controller for OFI.

George C. Bowen,
Senior Vice President, Treasurer
and Director                          Vice  President  (since  June  1983) and
                                      Treasurer    (since   March   1985)   of
                                      OppenheimerFunds
                                      Distributor,  Inc. (the  "Distributor");
                                      Vice President
                                      (since   October   1989)  and  Treasurer
                                      (since April
                                      1986)  of   HarbourView;   Senior   Vice
                                      President
                                      (since February 1992),  Treasurer (since
                                      July
                                      1991)and  a  director   (since  December
                                      1991) of
                                      Centennial;  President,  Treasurer and a
                                      director of
                                      Centennial  Capital  Corporation  (since
                                      June 1989);
                                      Vice  President  and  Treasurer   (since
                                      August 1978)
                                      and  Secretary  (since  April  1981)  of
                                      Shareholder
                                      Services,  Inc. ("SSI"); Vice President,
                                      Treasurer and
                                      Secretary   of   Shareholder   Financial
                                      Services, Inc.
                                      ("SFSI")    (since    November    1989);
                                      Treasurer of
                                      Oppenheimer  Acquisition  Corp.  ("OAC")
                                      (since
                                      June  1990);  Treasurer  of  Oppenheimer
                                      Partnership
                                      Holdings,  Inc.  (since  November 1989);
                                      Vice
                                      President   and   Treasurer   of   ORAMI
                                      (since July
                                      1996);    Chief    Executive    Officer,
                                      Treasurer and a
                                      director   of   MultiSource    Services,
                                      Inc., a broker-
                                      dealer   (since   December   1995);   an
                                      officer of other
                                      Oppenheimer funds.


Scott Brooks,
Vice President                        None.

Susan Burton,
Vice President                        None.

Adele Campbell,
Assistant Vice President & Assistant

Treasurer: Rochester Division         Formerly,  Assistant  Vice  President of
                                      Rochester Fund Services, Inc.


Michael Carbuto,
Vice                                  President  An  officer  and/or   portfolio
                                      manager of certain Oppenheimer funds; Vice
                                      President of Centennial.


John Cardillo,
Assistant Vice President              None.

Erin Cawley,

Assistant Vice President              None.
H.D. Digby Clements,
Assistant Vice President:
Rochester Division                    None.

O. Leonard Darling,
Executive Vice President              Trustee  (1993 -  present)  of  Awhtolia
                                College -Greece.


William DeJianne,                     None.
Assistant Vice President


Robert A. Densen,
Senior Vice President                 None.

Sheri Devereux,
Assistant Vice President              None.


Craig P. Dinsell
Senior Vice President                 Formerly,   Senior  Vice   President  of
                                      Human     Resources     for     Fidelity
                                      Investments-Retail Division
                                      (January,   1995   -   January,   1996),
                                      Fidelity
                                      Investments  FMR  Co.  (January,  1996 -
                                      June, 1997)
                                      and  Fidelity  Investments  FTPG  (June,
                                      1997 -January, 1998).

Robert Doll, Jr.,
Executive                             Vice   President  &  Director  An  officer
                                      and/or   portfolio   manager   of  certain
                                      Oppenheimer funds.
John Doney,
Vice                                  President  An  officer  and/or   portfolio
                                      manager of certain Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,

General Counsel and Director          Executive    Vice    President    (since
                                      September  1993),  and a director (since
                                      January 1992) of the
                                      Distributor;  Executive Vice  President,
                                      General
                                      Counsel and a director  of  HarbourView,
                                      SSI, SFSI
                                      and  Oppenheimer  Partnership  Holdings,
                                      Inc. since
                                      (September    1995)   and    MultiSource
                                      Services, Inc.
                                      (a   broker-dealer)    (since   December
                                      1995);  President
                                      and  a  director  of  Centennial  (since
                                      September 1995);
                                      President   and  a  director   of  ORAMI
                                      (since July
                                      1996);   General   Counsel   (since  May
                                      1996) and
                                      Secretary  (since  April  1997)  of OAC;
                                      Vice
                                      President      and      Director      of
                                      OppenheimerFunds
                                      International,    Ltd.    ("OFIL")   and
                                      Oppenheimer  Millennium Funds plc (since
                                      October 1997);  an
                                      officer of other Oppenheimer funds.

Patrick Dougherty,                    None.
Assistant Vice President

Bruce Dunbar,                         None.
Vice President


George Evans,
Vice                                  President  An  officer  and/or   portfolio
                                      manager of certain Oppenheimer funds.

Edward Everett,
Assistant Vice President              None.

Scott Farrar,

Vice President                        Assistant   Treasurer   of   Oppenheimer
                                      Millennium   Funds  plc  (since  October
                                      1997); an officer of other
                                      Oppenheimer    funds;    formerly,    an
                                      Assistant Vice
                                      President of OFI/Mutual  Fund Accounting
                                      (April
                                      1994-May 1996), and a Fund Controller for OFI.


Leslie A. Falconio,
Assistant Vice President              None.

Katherine P. Feld,
Vice President and Secretary          Vice  President  and  Secretary  of  the
                                      Distributor;  Secretary of  HarbourView,
                                      MultiSource and
                                      Centennial; Secretary, Vice President and Director of Centennial Capital Corporation; Vice
                                      President
                                      and Secretary of ORAMI.

Ronald H. Fielding,
Senior Vice President; Chairman:

Rochester Division                    An officer,  Director  and/or  portfolio
                                      manager  of certain  Oppenheimer  funds;
                                      Presently he holds the
                                      following  other   positions:   Director
                                      (since 1995) of
                                      ICI Mutual Insurance  Company;  Governor
                                      (since
                                      1994) of St.  John's  College;  Director
                                      (since 1994  -present) of  International
                                      Museum of Photography at
                                      George Eastman House.  Formerly, he held
                                      the
                                      following positions:  formerly, Chairman
                                      of the
                                      Board and  Director  of  Rochester  Fund
                                      Distributors,
                                      Inc. ("RFD");  President and Director of
                                      Fielding
                                      Management   Company,    Inc.   ("FMC");
                                      President   and  Director  of  Rochester
                                      Capital Advisors, Inc.
                                      ("RCAI");  Managing Partner of Rochester
                                      Capital
                                      Advisors,  L.P.,  President and Director
                                      of Rochester
                                      Fund Services,  Inc. ("RFS");  President
                                      and Director
                                      of  Rochester  Tax Managed  Fund,  Inc.;
                                      Director
                                      (1993  -  1997)   of   VehiCare   Corp.;
                                      Director (1993 -1996) of VoiceMode.


John Fortuna,
Vice President                        None.

Patricia Foster,

Vice President                        Formerly,   she   held   the   following
                                      positions:  An officer of certain former
                                      Rochester funds (May,
                                      1993  -  January,  1996);  Secretary  of
                                      Rochester
                                      Capital   Advisors,   Inc.  and  General
                                      Counsel (June,
                                      1993  -  January   1996)  of   Rochester
                                      Capital Advisors,
                                      L.P.


Jennifer Foxson,
Vice President                        None.

Linda Gardner,
Vice President                        None.


Alan Gilston,
Vice President                        Formerly,   Vice  President  (1987-1997)
                                      for    Schroder    Capital    Management
                                 International.


Jill Glazerman,
Assistant Vice President              None.


Mikhail Goldverg
Assistant Vice President              None.

Jeremy Griffiths,
Chief Financial Officer Currently a Member and Fellow of the Institute of Chartered Accountants; formerly, an accountant for Arthur Young (London, U.K.).


Robert Grill,

Vice President                        Formerly,  Marketing  Vice President for
                                      Bankers   Trust   Company   (1993-1996);
                                      Steering Committee
                                      Member,    Subcommittee   Chairman   for
                                      American
                                      Savings Education Council (1995-1996).


Caryn Halbrecht,
Vice                                  President  An  officer  and/or   portfolio
                                      manager of certain Oppenheimer funds.

Elaine T. Hamann,

Vice President                        Formerly,   Vice  President  (September,
                                      1989  -January,  1997) of Bankers  Trust

                                      Company.

Glenna Hale,

Vice President                        Formerly,  Vice President (1994-1997) of
                                      Retirement     Plans     Services    for
                                      OppenheimerFunds Services.

Robert Haley
Assistant                             Vice President Formerly, Vice President of
                                      Information  Services  for  Bankers  Trust
                                      Company (January, 1991 -November, 1997).

Thomas B. Hayes,

Vice President                        None.

Barbara Hennigar,
Executive Vice President and
Chief Executive Officer of
OppenheimerFunds Services,
a division of the Manager             President    and   Director   of   SFSI;
                                      President and Chief executive Officer of SSI.

Dorothy Hirshman,                     None.
Assistant Vice President

Alan Hoden,
Vice President                        None.

Merryl Hoffman,
Vice President                        None.


Nicholas Horsley,
Vice President                        Formerly,  a Senior Vice  President  and
                                      Portfolio  Manager for  Warburg,  Pincus
                                      Counsellors, Inc.
                                      (1993-1997),   Co-manager   of  Warburg,
                                      Pincus
                                      Emerging  Markets  Fund (12/94 - 10/97),
                                      Co-
                                      manager  Warburg,   Pincus   Institutional
                                      Emerging  Markets Fund - Emerging  Markets
                                      Portfolio  (8/96  -10/97),  Warburg Pincus
                                      Japan   OTC  Fund,   Associate   Portfolio
                                      Manager  of Warburg  Pincus  International
                                      Equity Fund, Warburg Pincus  Institutional
                                      Fund -Intermediate  Equity Portfolio,  and
                                      Warburg Pincus EAFE Fund.


Scott T. Huebl,
Assistant Vice President              None.

Richard Hymes,
Vice President                        None.

Jane Ingalls,
Vice President                        None.



Frank Jennings,
Vice                                  President  An  officer  and/or   portfolio
                                      manager of certain Oppenheimer funds.

Thomas W. Keffer,

Senior Vice President                 None.


Avram Kornberg,
Vice President                        None.

Joseph Krist,
Assistant Vice President              None.



Michael Levine,
Assistant Vice President              None.

Shanquan Li,

Vice President                        None.


Stephen F. Libera,
Vice President                        An officer and/or portfolio  manager for
                                      certain  Oppenheimer  funds; a Chartered
                                      Financial Analyst;
                                      a Vice President of  HarbourView;  prior
                                      to March
                                      1996, the senior bond portfolio  manager
                                      for
                                      Panorama Series Fund Inc.,  other mutual
                                      funds and
                                      pension   accounts   managed   by   G.R.
                                      Phelps; also
                                      responsible   for  managing  the  public
                                      fixed-income
                                      securities   department  at  Connecticut
                                      Mutual Life
                                      Insurance Co.

Mitchell J. Lindauer,
Vice President                        None.

David Mabry,
Assistant Vice President              None.

Steve Macchia,
Assistant Vice President              None.

Bridget Macaskill,
President, Chief Executive Officer

and Director                          Chief    Executive     Officer    (since
                                      September 1995);  President and director
                                      (since June 1991) of
                                      HarbourView;  Chairman and a director of
                                      SSI (since
                                      August 1994), and SFSI (September 1995);
                                      President  (since  September 1995) and a
                                      director
                                      (since    October    1990)    of    OAC;
                                      President (since
                                      September  1995) and a  director  (since
                                      November
                                      1989)   of    Oppenheimer    Partnership
                                      Holdings, Inc.,
                                      a holding  company  subsidiary of OFI; a
                                      director of
                                      ORAMI (since July 1996) ; President  and
                                      a director
                                      (since   October   1997)  of  OFIL,   an
                                      offshore fund
                                      manager    subsidiary    of   OFI    and
                                      Oppenheimer
                                      Millennium   Funds  plc  (since  October
                                      1997);
                                      President   and  a  director   of  other
                                      Oppenheimer
                                      funds;  a director  of the NASDAQ  Stock
                                      Market,
                                      Inc.  and of  Hillsdown  Holdings plc (a
                                      U.K. food
                                      company);  formerly,  an Executive  Vice
                                      President of
                                      OFI.


Wesley Mayer,

Vice President                        Formerly,  Vice President (January, 1995
                                      -  June,  1996)  of  Manufacturers  Life
                                      Insurance Company.


Loretta McCarthy,
Executive Vice President              None.


Kelley A. McCarthy-Kane
Assistant Vice President              Formerly,   Product  Manager,  Assistant
                                      Vice  President   (June  1995-  October,
                                      1997) of Merrill  Lynch Pierce  Fenner &
                                      Smith.

Beth Michnowski,                      Formerly,   Senior   Marketing   Manager
(May, 1996 -
Assistant Vice President              June,  1997)  and  Director  of  Product
                                      Marketing  (August,  1992 -  May,  1996)
                                  with Fidelity
                                  Investments.


Lisa Migan,
Assistant Vice President              None.




Denis R. Molleur,
Vice President                        None.


Nikolaos Monoyios,
Vice President                        A  Vice   President   and/or   portfolio
                                      manager  of  certain  Oppenheimer  funds
                                      (since April 1998); a Certified
                                      Financial  Analyst;   formerly,  a  Vice
                                      President and
                                      portfolio  manager for Guardian Investor
                                      Services,
                                      the   management   subsidiary   of   The
                                      Guardian Life
                                      Insurance Company (since 1979).


Linda Moore,
Vice President                        Formerly,    Marketing   Manager   (July
                                      1995-November     1996)     for    Chase
                                      Investment Services Corp.



Kenneth Nadler,
Vice President                        None.


David Negri,
Vice                                  President  An  officer  and/or   portfolio
                                      manager of certain Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President              None.

Robert A. Nowaczyk,
Vice President                        None.


Ray Olson,
Assistant Vice President              None.


Richard M. O'Shaugnessy,
Assistant Vice President:
Rochester Division                    None.

Gina M. Palmieri,
Assistant Vice President              None.

Robert E. Patterson,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.


James Phillips
Assistant Vice President              None.
Caitlin Pincus,                       Formerly,    Manager   (June,   1995   -
December, 1997)
Vice President                        of McKinsey & Co.


John Pirie,
Assistant Vice President              Formerly,  a Vice  President with Cohane
                                      Rafferty Securities, Inc.



Jane Putnam,
Vice                                  President  An  officer  and/or   portfolio
                                      manager of certain Oppenheimer funds.


Michael Quinn,
Assistant                             Vice  President  Formerly,  Assistant Vice
                                      President (April, 1995 -January,  1998) of
                                      Van Kampen American Capital.


Russell Read,

Senior Vice President                 Vice  President  of   Oppenheimer   Real
                                      Asset  Management,  Inc.  (since  March,
                                      1995).


Thomas Reedy,
Vice President                        An officer and/or  portfolio  manager of
                                      certain Oppenheimer funds;  formerly,  a
                                      Securities Analyst
                                for the Manager.


Ruxandra Risko,

Vice President                        None.

Adam Rochlin,
Vice President                        None.


Michael S. Rosen,
Vice President; President,

Rochester                             Division  An  officer   and/or   portfolio
                                      manager of certain Oppenheimer funds.
Richard H. Rubinstein,
Senior                                Vice President An officer and/or portfolio
                                      manager of certain Oppenheimer funds.
Lawrence Rudnick,
Assistant Vice President              None.

James Ruff,

Executive Vice President & Director   None.


Valerie Sanders,
Vice President                        None.


Scott Scharer
Assistant Vice President              None.


Ellen Schoenfeld,
Assistant Vice President              None.

Stephanie Seminara,

Vice President                        None.

Michelle Simone,

Assistant Vice President              None.


Richard Soper,
Vice President                        None.

Stuart J. Speckman
Vice President                        Formerly,  Vice President and Wholesaler
                                      for  Prudential   Securities  (December,
                                      1990 - July, 1997).

Nancy Sperte,
Executive Vice President              None.

Donald W. Spiro,

Chairman Emeritus and Director Vice Chairman and Trustee of the New York-based Oppenheimer Funds; formerly, Chairman of the Manager and the Distributor.


Richard A. Stein,
Vice President: Rochester Division    Assistant  Vice  President  (since 1995)
                                      of Rochester Capitol Advisors, L.P.

Arthur Steinmetz,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Ralph Stellmacher,
Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

John Stoma,
Senior Vice President, Director

Retirement Plans                      None.


Michael C. Strathearn,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds; a Chartered Financial Analyst; a Vice President of HarbourView.
James C. Swain,

Vice Chairman of the Board            Chairman,  CEO and Trustee,  Director or
                                      Managing  Partner  of  the  Denver-based
                                      Oppenheimer Funds;
                                      President and a Director of  Centennial;
                                      formerly,
                                      President and Director of OAMC, and Chairman of the Board of SSI.


James Tobin,
Vice President                        None.


Susan Torrisi,
Assistant Vice President              None.


Jay Tracey,

Vice                                  President  An  officer  and/or   portfolio
                                      manager of certain Oppenheimer funds.

James Turner,
Assistant Vice President              None.


Gary Tyc,
Vice President, Assistant
Secretary and Assistant Treasurer     Assistant  Treasurer of the  Distributor
                                      and SFSI.

Ashwin Vasan,
Vice                                  President  An  officer  and/or   portfolio
                                      manager of certain Oppenheimer funds.


Teresa Ward,
Assistant Vice President              None.


Dorothy Warmack,
Vice                                  President  An  officer  and/or   portfolio
                                      manager of certain Oppenheimer funds.

Jerry Webman,
Senior Vice President                 Director  of New  York-based  tax-exempt
                                      fixed income Oppenheimer funds.

Christine Wells,
Vice President                        None.

Joseph Welsh,
Assistant Vice President              None.


Kenneth B. White,

Vice President An officer and/or portfolio manager of certain Oppenheimer funds; a Chartered Financial Analyst; Vice President of HarbourView.

William L. Wilby,
Senior Vice President                 An officer and/or  portfolio  manager of
                                      certain    Oppenheimer    funds;    Vice
                                  President of
                                  HarbourView.

Carol Wolf,
Vice President                        An officer and/or  portfolio  manager of
                                      certain    Oppenheimer    funds;    Vice
                                      President of Centennial;
                                      Vice President,  Finance and Accounting;
                                      Point of
                                      Contact:     Finance    Supporters    of
                                      Children; Member of
                                      the  Oncology   Advisory  Board  of  the
                                      Childrens
                                    Hospital.

Caleb Wong,
Assistant Vice President              None.

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate

General Counsel                       Assistant  Secretary  of SSI  (since May
                                      1985),   SFSI  (since   November  1989),
                                      OFIL (since 1998),
                                      Oppenheimer  Millennium Funds plc (since
                                      October
                                      1997);  an officer of other  Oppenheimer
                                      funds.


Jill Zachman,
Assistant Vice President:
Rochester Division                    None.

Arthur J. Zimmer,

Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds; Vice President of Centennial.


     The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer/Quest Rochester Funds, as set forth below:


      New York-based Oppenheimer Funds

      Oppenheimer California Municipal Fund

      Oppenheimer Capital Appreciation Fund


      Oppenheimer Developing Markets Fund


      Oppenheimer Discovery Fund

      Oppenheimer Enterprise Fund

      Oppenheimer Global Fund

      Oppenheimer Global Growth & Income Fund

      Oppenheimer Gold & Special Minerals Fund

      Oppenheimer Growth Fund

      Oppenheimer International Growth Fund


      Oppenheimer International Small Company Fund

      Oppenheimer MidCap Fund


      Oppenheimer Money Market Fund, Inc.

      Oppenheimer Multi-Sector Income Trust

      Oppenheimer Multi-State Municipal Trust


      Oppenheimer Multiple Strategies Fund

      Oppenheimer Municipal Bond Fund


      Oppenheimer New York Municipal Fund

      Oppenheimer Series Fund, Inc.


      Oppenheimer U.S. Government Trust


      Oppenheimer World Bond Fund

      Quest/Rochester Funds


      Limited Term New York Municipal Fund

      Oppenheimer Convertible Securities Fund

      Oppenheimer Quest Capital Value Fund, Inc.


      Oppenheimer Quest For Value Funds


      Oppenheimer Quest Global Value Fund, Inc.


      Oppenheimer Quest Value Fund, Inc.

      Rochester Fund Municipals

      Denver-based Oppenheimer Funds

      Centennial America Fund, L.P.

      Centennial California Tax Exempt Trust

      Centennial Government Trust

      Centennial Money Market Trust

      Centennial New York Tax Exempt Trust

      Centennial Tax Exempt Trust


      Oppenheimer Cash Reserves


      Oppenheimer Champion Income Fund

      Oppenheimer Equity Income Fund

      Oppenheimer High Yield Fund

      Oppenheimer Integrity Funds

      Oppenheimer International Bond Fund

      Oppenheimer Limited-Term Government Fund

      Oppenheimer Main Street Funds, Inc.


      Oppenheimer Municipal Fund

      Oppenheimer Real Asset Fund


      Oppenheimer Strategic Income Fund

      Oppenheimer Total Return Fund, Inc.

      Oppenheimer Variable Account Funds

      Panorama Series Fund, Inc.


      The New York Tax-Exempt Income Fund, Inc.

     The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, the Quest Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

     The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., MultiSource Services, Inc. and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.


      The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625- 2807.

Item 29.    Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 28(b) above.

(b) The directors and officers of the Registrant's principal underwriter are:


Name & Principal             Positions & Offices         Positions & Offices
Business Address             with Underwriter            with Registrant

George C. Bowen(1)           Vice President and          Vice President and
                             Treasurer                   Treasurer of the
                                                         Oppenheimer funds.

Julie Bowers                 Vice President              None
21 Dreamwold Road
Scituate, MA 02066

Peter W. Brennan             Vice President              None
1940 Cotswold Drive
Orlando, FL 32825

Maryann Bruce(2)             Senior Vice President;      None
                             Director: Financial
                             Institution Division
Robert Coli                  Vice President              None
12 White Tail Lane
Bedminster, NJ 07921

Ronald T. Collins            Vice President              None
710-3 E. Ponce de Leon Ave.
Decatur, GA  30030

William Coughlin             Vice President              None
542 West Surf - #2N
Chicago, IL  60657

Mary Crooks(1)


Daniel Deckman               Vice President              None
12252 Rockledge Circle
Boca Raton, FL 33428

Christopher DeSimone         Vice President              None
110 W. Grant Street, #25A
Minneapolis, MN 55403

Rhonda Dixon-Gunner(1)       Assistant Vice President    None


Andrew John Donohue(2)       Executive Vice              Secretary of the
                             President & Director        Oppenheimer funds.

Kenneth Dorris               Vice President              None
4104 Harlanwood Drive
Fort Worth, TX 76109


Wendy H. Ehrlich             Vice President              None
4 Craig Street
Jericho, NY 11753

Kent Elwell                  Vice President              None
41 Craig Place
Cranford, NJ  07016

Todd Ermenio                 Vice President              None
11011 South Darlington
Tulsa, OK  74137

John Ewalt                   Vice President              None
2301 Overview Dr. NE
Tacoma, WA 98422


George Fahey                 Vice President              None
412 Commons Way
Doylestown, PA 18901


Katherine P. Feld(2)         Vice President              None
                             & Secretary

Mark Ferro                   Vice President              None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding(3)        Vice President              None



Ronald R. Foster             Senior Vice President       None
11339 Avant Lane
Cincinnati, OH 45249

Patricia Gadecki             Vice President              None
950 First St., S.
Suite 204
Winter Haven, FL  33880

Luiggino Galleto             Vice President              None
10239 Rougemont Lane
Charlotte, NC 28277


L. Daniel Garrity            Vice President              None
2120 Brookhaven View, N.E.
Atlanta, GA 30319


Mark Giles                   Vice President              None
5506 Bryn Mawr
Dallas, TX 75209

Ralph Grant(2)               Vice President/National     None
                             Sales Manager


Michael Guman                Vice President              None
3913 Pleasent Avenue
Allentown, PA 18103

C. Webb Heidinger            Vice President              None
28 Cable Road
Rye, NH 03870


Byron Ingram(2)              Assistant Vice President    None


Eric K. Johnson              Vice President              None
3665 Clay Street
San Francisco, CA 94118

Mark D. Johnson              Vice President              None
409 Sundowner Ridge Court
Wildwood, MO  63011


Michael Keogh(2)             Vice President              None

Richard Klein                Vice President              None
4820 Fremont Avenue So.
Minneapolis, MN 55409


Daniel Krause                Vice President              None
560 Beacon Hill Drive
Orange Village, OH  44022


Ilene Kutno(2)               Assistant Vice President    None

Todd Lawson                  Vice President              None
3333 E. Bayaud Avenue
Unit 714
Denver, CO 80209

Wayne A. LeBlang             Senior Vice President       None
23 Fox Trail
Lincolnshire, IL 60069

Dawn Lind                    Vice President              None
7 Maize Court
Melville, NY 11747

James Loehle                 Vice President              None
30 John Street
Cranford, NJ  07016


Todd Marion                  Vice President              None
39 Coleman Avenue

Chatham, N.J. 07928

Marie Masters                Vice President              None
520 E. 76th Street
New York, NY  10021


LuAnn Mascia(2)              Assistant Vice President    None

Theresa-Marie Maynier        Vice President              None
4411 Spicewood Springs, #811
Austin, TX 78759

John McDonough               Vice President              None
6010 Ocean Front Avenue
Virginia Beach, VA 23451


Tanya Mrva(2)                Assistant Vice President    None

Laura Mulhall(2)             Senior Vice President       None

Charles Murray               Vice President              None
18 Spring Lake Drive
Far Hills, NJ 07931

Wendy Murray                 Vice President              None
32 Carolin Road
Upper Montclair, NJ 07043


Denise-Marke Nakamura        Vice President              None
2870 White Ridge Place, #24
Thousand Oaks, CA  91362

Chad V. Noel                 Vice President              None
60 Myrtle Beach Drive
Henderson, NV  89014


Joseph Norton                Vice President              None
2518 Fillmore Street
San Francisco, CA  94115




Kevin Parchinski             Vice President              None
8409 West 116th Terrace
Overland Park, KS 66210


Gayle Pereira                Vice President              None
2707 Via Arboleda
San Clemente, CA 92672


Charles K. Pettit            Vice President              None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti                Vice President              None
1777 Larimer St. #807
Denver, CO  80202


Steve Puckett                Vice President              None
2555 N. Clark, #209
Chicago, IL  60614

Elaine Puleo(2)              Senior Vice President       None

Minnie Ra                    Vice President              None
100 Delores Street, #203
Carmel, CA 93923

Dustin Raring                Vice President              None
378 Elm Street
Denver, CO 80220


Michael Raso                 Vice President              None
16 N. Chatsworth Ave.
Apt. 301
Larchmont, NY  10538

John C. Reinhardt(3)         Vice President              None

Douglas Rentschler           Vice President              None
867 Pemberton
Grosse Pointe Park, MI 48230

Ian Robertson                Vice President              None
4204 Summit Wa
Marietta, GA 30066

Michael S. Rosen(3)          Vice President              None


Kenneth Rosenson             Vice President              None
28214 Rey de Copas Lane
Malibu, CA 90265


James Ruff(2)                President                   None

Timothy Schoeffler           Vice President              None
1717 Fox Hall Road
Washington, DC  77479

Michael Sciortino            Vice President              None
785 Beau Chene Drive
Mandeville, LA  70471

Robert Shore                 Vice President              None
26 Baroness Lane
Laguna Niguel, CA 92677


Timothy Stegman              Vice President              None
749 Jackson Street
Denver, CO 80206

Brian Summe                  Vice President              None
239 N. Colony Drive
Edgewood, KY 41017

George Sweeney               Vice President              None
5 Smokehouse Lane
Hummelstown, PA  17036


Andrew Sweeny                Vice President              None
5967 Bayberry Drive
Cincinnati, OH 45242

Scott McGregor Tatum         Vice President              None
7123 Cornelia Lane
Dallas, TX  75214

David G. Thomas              Vice President              None
8116 Arlingon Blvd. #123
Falls Church, VA 22042




Sarah Turpin                 Vice President              None
2201 Wolf Street, #5202
Dallas, TX 75201


Gary Paul Tyc(1)             Assistant Treasurer         None

Mark Stephen Vandehey(1)     Vice President              None

Marjorie Williams            Vice President              None
6930 East Ranch Road
Cave Creek, AZ  85331

(1) 6803 South Tucson Way, Englewood, Colorado 80112

(2) Two World Trade Center, New York, NY 10048-0203

(3) 350 Linden Oaks, Rochester, NY  14625-2807


(c) Not applicable.

Item 30. Location of Accounts and Records
         --------------------------------
The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 31.    Management Services
            --------------------
            Not applicable.

Item 32.    Undertakings
------------------

      (a)   Not applicable.


      (b) Not applicable.

      (c) Not applicable.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 11th day of May, 1998


                         OPPENHEIMER MIDCAP FUND

                        By: /s/ Bridget A. Macaskill*
                        ------------------------------------
                        Bridget A. Macaskill
                        Chairman of the Board and President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signatures                           Title                   Date
----------                           -----                   ----


/s/ Bridget A Macaskill*             Chairman of the Board,  May 11, 1998
-----------------------              President (Principal
Bridget A. Macaskill                 Executive Officer) and

                                     Trustee


/s/ George C. Bowen*                 Treasurer (Principal    May 11, 1998
-----------------------              Financial and
George C. Bowen                      Accounting Officer)

/s/ Paul Y. Clinton*                 Trustee                 May 11, 1998

-----------------------
Paul Y. Clinton


/s/ Thomas W. Courtney*              Trustee                 May 11, 1998

-----------------------
Thomas W. Courtney


/s/ Lacy B. Herrmann*                Trustee                 May 11, 1998

-----------------------
Lacy B. Herrmann


/s/ George Loft*                     Trustee                 May 11, 1998

-----------------------
George Loft


By:   Robert G. Zack*
      -----------------

      /s/ Robert G. Zack
      Attorney-in-Fact

                            OPPENHEIMER MIDCAP FUND


                                 EXHIBIT INDEX


Form N-1A
Item No.             Description
24(b)(11)            Consent of Independent Accountants


24(b)(15)(ii)        Amended and Restated Distribution and Service Plan
                     and Agreement for Class B shares

24(b)(15)(iii)       Amended and Restated Distribution and Service Plan
                     and Agreement for Class C shares

24(b)(16)            Performance Data Computation Schedule

24(b)17(i)           Financial Data Schedule for Class A Shares

24(b)17(ii)          Financial Data Schedule for Class B Shares

24(b)17(iii)         Financial Data Schedule for Class C Shares

24(b)17(iv)          Financial Data Schedule for Class Y Shares

745ptc.#3


                                     C-2